UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-22935

PAX WORLD FUNDS SERIES TRUST III
(Exact name of Registrant as specified in charter)

30 Penhallow Street, Suite 400, Portsmouth, NH	03801
(Address of principal executive offices)	(Zip code)

Pax World Management LLC 30 Penhallow Street, Suite 400, Portsmouth, NH 03801 Attn.: Joseph Keefe
(Name and address of agent for service)

Registrant’s telephone number, including area code:	800-767-1729

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2020

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC  20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1.	Reports to Stockholders

DOMESTIC EQUITY

PAX LARGE CAP FUND

PAX SMALL CAP FUND

PAX ESG BETA® QUALITY FUND

PAX ESG BETA® DIVIDEND FUND

FIXED INCOME

PAX CORE BOND FUND

PAX HIGH YIELD BOND FUND

GLOBAL/INTERNATIONAL EQUITY

PAX GLOBAL OPPORTUNITIES FUND

PAX GLOBAL ENVIRONMENTAL MARKETS FUND

PAX ELLEVATE GLOBAL WOMEN'S LEADERSHIP FUND

PAX MSCI EAFE ESG LEADERS INDEX FUND

MULTI-ASSET

PAX SUSTAINABLE ALLOCATION FUND

SEMI-ANNUAL REPORT

June 30, 2020

PAX World Funds
Advised by Impax

SAVE TREES. SWITCH TO E-DELIVERY.

Pax direct shareholders: Go to www.impaxam.com/account and log in to online account access. E-delivery is under the Account Options menu.

Advisor/Brokerage clients: contact your financial intermediary or follow instructions included with this booklet.

IMPORTANT NOTE: If you currently receive Annual and/or Semi-Annual Reports by mail, beginning on January 1, 2021, you will instead receive a notice when such reports are available to view or download from our website. This is one of three options that will be available to receive this important information. Please see the inside front cover of this report to learn more, including how to elect your preference to receive an e-mail when reports are available, a mailed notice when reports are available or the full Annual and/or Semi-Annual Report by mail.

If you currently receive Annual and Semi-Annual Reports electronically, you will not be affected by this change and you need not take any action.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ Annual and Semi-Annual Reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications electronically by logging in to your account at www.impaxam.com/account. If you own Fund shares through a financial intermediary, please contact your financial intermediary or follow instructions included with this report.

You may elect to receive all future Annual and Semi-Annual Reports in paper free of charge. You can inform us that you wish to continue receiving paper copies by calling 1(800) 372-7827. If you own Fund shares through a financial intermediary, please contact your financial intermediary or follow instructions included with this report to elect to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with Pax World or your financial intermediary.

Table of Contents

Glossary of Terms	2
Letter to Shareholders	5
Portfolio Manager Comments and Highlights	12
Pax Large Cap Fund	12
Pax Small Cap Fund	15
Pax ESG Beta Quality Fund	19
Pax ESG Beta Dividend Fund	22
Pax Global Opportunities Fund	25
Pax Global Environmental Markets Fund	30
Pax Ellevate Global Women’s Leadership Fund	36
Pax MSCI EAFE ESG Leaders Index Fund	41
Pax Core Bond Fund	46
Pax High Yield Bond Fund	50
Pax Sustainable Allocation Fund	55
Sustainable Investing Update	59
Shareholder Expense Examples	62
Schedules of Investments	65
Statements of Assets and Liabilities	114
Statements of Operations	118
Statements of Changes in Net Assets	120
Financial Highlights	126
Notes to Financial Statements (Unaudited)	138
Board Considerations for Approval of Advisory and Sub-Advisory Agreements	160
Account Options and Services	168

For More Information

General Fund Information

800.767.1729

Shareholder Account Information

800.372.7827

Account Inquiries

Pax World
P.O. Box 9824
Providence, RI 02940-8024

Investment Advisers

Impax Asset Management LLC
Pax Ellevate Management LLC
30 Penhallow Street, Suite 400
Portsmouth, NH 03801

Transfer and Dividend Disbursing Agent

BNY Mellon Investment
Servicing (U.S.) Inc.
P.O. Box 9824
Providence, RI 02940-8024

Custodian

State Street Bank and Trust Company
1 Lincoln Street
Boston, MA 02111

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Glossary of Terms

Blended Index for the Sustainable Allocation Fund is composed of 60% S&P 500 Index and 40% Bloomberg Barclays U.S. Aggregate Bond Index.

Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based index, maintained by Bloomberg L.P. often used to represent investment grade bonds being traded in the United States.

FTSE Environmental Opportunities Index Series measures the performance of global companies that have significant involvement in environmental business activities, including renewable and alternative energy, energy efficiency, water technology, waste and pollution control and food, agriculture and forestry. The FTSE Environmental Opportunities Index Series requires companies to have at least 20% of their business derived from environmental markets and technologies. The FTSE Environmental Opportunities Index Series is published by a joint venture of Impax Asset Management, Ltd. (“Impax”) with FTSE International. Impax is also the sub-adviser to the Pax Global Environmental Markets Fund.

ICE BofA Merrill Lynch U.S. High Yield - Cash Pay - BB-B (Constrained 2%) Index tracks the performance of BB- and B rated fixed income securities publicly issued in the major domestic or Eurobond markets, with total index allocation to an individual issuer limited to 2%.

Impax Global Women’s Leadership Index is a customized market capitalization-weighted index created and licensed by Impax Asset Management (“IAM”) consisting of equity securities of issuers organized or operating in countries around the world that demonstrate a commitment to advancing and empowering women through gender diversity on their boards, in management and through other policies and programs, and an understanding of the potential business advantages associated with greater gender diversity, as rated by the IAM Gender Analytics team, with final approval by the IAM Women’s Index Committee. In addition, the companies comprising the Women’s Index meet certain environmental, social and governance (ESG) or sustainability thresholds, as rated by MSCI ESG Research.

Lipper Core Bond Funds Index tracks the results of the 30 largest mutual funds in the Lipper Core Bond Funds Index Average. The Lipper Core Bond Funds Index Average is a total return performance average of mutual funds tracked by Lipper, Inc. that invest at least 85% in domestic investment-grade debt issues (rated in the top four grades) with any remaining investment in non-benchmark sectors such as high-yield, global and emerging market debt. These funds maintain dollar-weighted average maturities of five to ten years.

Lipper Equity Income Funds Index tracks the results of the 30 largest mutual funds in the Lipper Equity Income Funds Index Average. The Lipper Equity Income Funds Index Average is a total return performance average of mutual funds tracked by Lipper, Inc. that by prospectus language and portfolio practice, seek relatively high current income and growth of income by investing at least 65% of their portfolio in dividend-paying equity securities.

Lipper Global Multi-Cap Core Funds Index tracks the results of the 30 largest mutual funds in the Global Multi-Cap Core Funds Index Average. The Global Multi-Cap Core Funds Index Average is a total return performance average of mutual funds tracked by Lipper, Inc. that, by portfolio practice, invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Global multi-cap core funds typically have average characteristics compared to the MSCI World Index.

Lipper Global Multi-Cap Growth Funds Index tracks the results of funds that invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Multi-cap funds typically have 25% to 75% of their assets invested in companies both inside and outside of the U.S. with market capitalizations (on a three-year weighted basis) above 400% of the 75th market capitalization

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percentile of the S&P/Citigroup World Broad Market Index. Multi-cap growth funds typically have an above-average price-to-cash flow ratio, price-to-book ratio, and three-year sales-per-share growth value compared to the S&P/Citigroup BMI. One cannot invest directly in an index.

Lipper High Yield Bond Funds Index tracks the results of the 30 largest mutual funds in the Lipper High Yield Bond Funds Average. The Lipper High Yield Bond Funds Average is a total return performance average of mutual funds tracked by Lipper, Inc. that aim at high (relative) current yield from fixed income securities, have no quality or maturity restrictions and tend to invest in lower grade debt issues.

Lipper International Large-Cap Core Funds Index tracks the results of the 30 largest mutual funds in the Lipper International Large-Cap Core Funds Index Average. The Lipper International Large-Cap Core Funds Index Average is a total return performance average of mutual funds tracked by Lipper, Inc. that, by portfolio practice, invest at least 75% of their equity assets in companies strictly outside of the U.S. with market capitalizations (on a three-year weighted basis) above Lipper’s international large-cap floor. International large-cap core funds typically have an average price-to-cash flow ratio, price-to-book ratio and three-year sales-per-share growth value compared to the S&P/Citigroup World ex-U.S. BMI.

Lipper Large-Cap Core Funds Index tracks the results of the 30 largest mutual funds in the Lipper Large Cap Core Funds Index Average. The Lipper Large Cap Core Funds Index Average is a total return performance average of mutual funds tracked by Lipper, Inc. that invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) above Lipper’s USDE large-cap floor. Large-cap core funds have more latitude in the companies in which they invest. These funds typically have average characteristics compared to the S&P 500 Index.

Lipper Multi-Cap Core Funds Index tracks the results of the 30 largest mutual funds in the Lipper Multi-Cap Core Funds Index Average. The Lipper Multi-Cap Core Funds Index Average is a total return performance average of mutual funds tracked by Lipper, Inc. that invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. These funds typically have average characteristics compared to the S&P SuperComposite 1500 Index.

Lipper Small-Cap Core Funds Index tracks the results of the 30 largest mutual funds in the Lipper Small- Cap Core Funds Average. The Lipper Small-Cap Core Funds Average is a total return performance average of the mutual funds tracked by Lipper, Inc. that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) below Lipper’s USDE small-cap ceiling. Small-cap core funds have more latitude in the companies in which they invest. These funds typically have an average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P SmallCap 600 Index.

Morningstar Allocation – 50% to 70% Equity seeks to provide both capital appreciation and income by investing in three major areas: stocks, bonds and cash. These portfolios tend to hold larger positions in stocks than conservative-allocation portfolios. These portfolios typically have 50% to 70% of assets in equities and the remainder in fixed income and cash.

MSCI All-Country World Index (“ACWI”) Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The MSCI ACWI consists of 47 country indices comprising 23 developed and 24 emerging market country indices. The developed market country indices included are: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, United Kingdom and United States. The emerging market country indices included

3

Glossary of Terms, continued

are: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Pakistan, Peru, Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates.

MSCI EAFE (Europe, Australasia, Far East) Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The MSCI EAFE (Net) Index consists of the following 21 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and United Kingdom.

MSCI EAFE ESG Leaders Index is a free float-adjusted market capitalization weighted index designed to measure the performance of equity securities of issuers organized or operating in developed market countries around the world excluding the U.S. and Canada that have high environmental, social and governance (ESG) ratings relative to their sector and industry group peers, as rated by MSCI ESG Research annually. MSCI ESG Research evaluates companies’ ESG characteristics and derives corresponding ESG scores and ratings. Companies are ranked by ESG score against their sector peers to determine their eligibility for the MSCI ESG indices. MSCI ESG Research identifies the highest-rated companies in each peer group to meet the float-adjusted market capitalization sector targets. The rating system is based on general and industry-specific ESG criteria, assigning ratings on a 7-point scale from AAA (highest) to CCC (lowest).

MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The MSCI World Index consists of the following 23 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States.

Russell 1000 Index measures the performance of the 1,000 largest U.S. companies, as measured by market capitalization. It is a subset of the Russell 3000 Index, which measures the largest 3,000 companies. The Russell 1000 Index is comprised of over 90% of the total market capitalization of all listed U.S stocks.

Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 Index is a subset of the Russell 3000 Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership.

The S&P 500 Stock Index is an unmanaged index of large capitalization common stocks.

Performance for the MSCI ACWI Index, the MSCI EAFE Index, the MSCI EAFE ESG Leaders Index, the MSCI World Index and the Impax Global Women’s Leadership Index are shown “net”, which includes dividend reinvestments after deduction of foreign withholding tax.

Securities Indices above assume reinvestment of all distributions and interest payments, have no policy of sustainable investing and do not take in to account brokerage fees or expenses.

Lipper Indices above are not what are typically considered to be an “index” because they track the performance of other mutual funds rather than changes in the value of a group of securities, a securities index or some other traditional economic indicator.

Diversification does not eliminate the risk of experiencing investment losses.

One cannot invest directly in any index.

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Letter to Shareholders
by Joseph Keefe, President & CEO

Dear fellow shareholders,

2020 has been a tumultuous year, and uncertainty abounds as we enter its final months. The COVID-19 pandemic continues its global march, aided and abetted in the U.S. by a disorganized government response at both the federal level and across many states. Widespread civil unrest in the wake of the killing of George Floyd has underscored the urgent need to address systemic racism and discrimination. Finally, the looming fall election may turn out to be the most divisive and chaotic in our nation’s history. Unsettling times, to say the least.

I can say that here at Impax Asset Management LLC, investment adviser to Pax World Funds, we have done our best to maintain organizational excellence, keep our spirits high and remain engaged in the community amidst all this turmoil. Despite transitioning to a work-from-home environment in mid-March, we have remained fully operational and, I must say, extremely productive. Our team adapted seamlessly and has been managing our investment portfolios without disruption. We are now beginning to partially reopen our offices, with strict protocols that make the health and safety of our staff our highest priority.

I am pleased to report that our funds held up well during a first quarter that was dominated by the dramatic sell off in stocks as the pandemic spread in February and March. While the market has rallied substantially off its March lows, our funds have continued to hold up well.

Year to date, seven of our 11 funds rank in the top 25% of their Lipper peer groups. Longer term, six of our 10 funds with three-year track records rank in the top 20% of their peer groups over three years, and five of our seven funds with five-year track records rank in the top 20% over five years. In addition, five of our funds have four- or five-star ratings from Morningstar, including our Large Cap Fund, which has both a five-star rating and a five-globe sustainability rating from Morningstar.1

We continue to apply our Sustainability Lens to all 160 subsectors of the global economy, carefully examining the risks and opportunities as we endeavor to parse

[1]

As of 6/30/2020 the Pax Large Cap Fund Investor Class (PAXLX) Morningstar ratings were 5 stars out of 1230 funds overall, 5 stars out of 1,230 funds for 3 years. Pax Large Cap Fund Institutional Class (PXLIX) Morningstar ratings were 5 stars out of 1,230 funds overall, 5 stars out of 1,230 funds for 3-years. Sustainability Score for the Pax Large Cap Fund as of 3/31/2020 is 21.76. Percent Rank in Category is 5 and Sustainability Rating is 5 globes as of 5/31/2020. Sustainalytics provides company-level analysis used in the calculation of Morningstar’s Sustainability Score.

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out the winners from the losers. We firmly believe that our long-term focus, which includes careful analysis of environmental, social and governance (ESG) risks, has helped our funds weather market volatility during these extraordinary times.

Sustainable funds, overall, have performed well during the pandemic crisis and downturn. S&P Global reported in April that ESG funds were outperforming the S&P 500 Index,2 and The Wall Street Journal in May echoed that ESG funds outperformed non-ESG peers.3 Goldman Sachs reported in April that companies with better sustainability performance had also weathered the COVID-19 crisis better up to that point.4 This is no accident; it’s part of a track record — sustainable companies and funds that incorporate ESG analysis also tended to outperform during the Great Recession of 2008 – 2009.5

Despite the success of funds integrating a sustainability or ESG focus, in June the U.S. Department of Labor proposed a rule that seeks to discourage retirement plans from investing in them, mistakenly contending that the inclusion of ESG funds leads to lower returns and higher risk. We couldn’t disagree more strongly. In fact, we wrote a comment letter to the Employee Benefits Security Administration attesting to the financial materiality of ESG factors and arguing that it is in ignoring them, rather than incorporating them, that fiduciary duties are more likely to be breached. You can read that letter on this page: https://impaxam.com/dol/

The pandemic has highlighted how important it is for companies to invest in their workers, and as a result we have expanded our engagement efforts in this area. Individuals on the front lines of the COVID-19 response — not only the healthcare workers but the warehouse workers, grocery store workers, delivery drivers and many others — are performing essential functions, but they may not have all the protections other workers are entitled to, such as paid time off or health benefits. So, we’ll be asking companies to commit to improvements in those areas going forward.

Other important questions tied to the COVID-19 crisis include, for example, how have companies implemented furloughs? What are they doing about executive pay? How are they retooling products and services to meet the needs of this moment? We’ve written to companies in some high-risk industries — retailers,

[2]	Esther Whieldon, Michael Copley and Robert Clark, “Major ESG Investment Funds Outperforming S&P 500 During COVID-19,” S&P Global, April 13, 2020.

[3]	Maitane Sardon, “Sustainable Funds Fell Less During the Selloff,” The Wall Street Journal, May 3, 2020.

[4]

Evan Tylenda, Sharmini Chetwode, Derek R. Binghan, Nihar Kantipudi Brendan Cobett, Keebum Kim and Dan Duggan, “GS SUSTAIN: ESG – Neither Gone nor Forgotten,” Goldman Sachs Equity Research, April 2, 2020.

[5]

GovernanceMetrics International, “Well Governed Companies Fare Better in a Downturn: The 2008 Experience,” March 2, 2009. Suwongrat Papangkorn, Pattanaport Chatjuthamard, Pornsit Jiraporn and Sirisak Chueykamhang, “The Effect of Female Directors on Firm Performance: Evidence from the Great Recession,” May 2019.

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grocery chains, healthcare businesses — to find out what they are doing now, or plan to do in the future, to build more resiliency into their businesses.

Over the longer term, we want to help companies identify structural changes that could help make them more resilient. Could they modify their sick time policies in a way that could help protect their entire workforce? Could they extend remote work arrangements to gain efficiencies and lower their carbon footprints? For all it has wrought, the pandemic has also shown what is possible, and we need to make sure this is a learning moment.

Finally, at Impax, we believe that investing in the transition to a more sustainable economy is also investing in the transition to a more just society — one that values the lives, livelihoods and talents of every single person. As we have seen during the pandemic, environmental stressors can contribute significantly to the higher mortality rate among racial minorities in the United States. We’ll soon begin asking companies that operate in areas where the surrounding demographics are disproportionately racial and ethnic minorities to take steps to curtail pollution and to report publicly on the demographics of areas in which their operations can possibly harm human health.

Knowing more about companies’ physical locations will also help us better assess the physical risks they face in connection with climate change. In June, we petitioned the U.S Securities and Exchange Commission to require companies to disclose the precise locations of their significant assets so that investors, analysts and financial markets can better assess these risks and better avoid increasingly frequent and severe weather-related shocks.

Things that make companies more sustainable tend also to make them more resilient, and we believe that companies that are more resilient are not only better positioned to weather specific crises and downturns, but more generally to mitigate the risks and seize the opportunities associated with the transition to a more sustainable global economy. This is at the core of all our work.

I hope the remainder of 2020 brings brighter days for all of us. On behalf of the entire team here at Impax, I extend our very best wishes.

Sincerely,

Joseph F. Keefe

President

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Performance data quoted represent past performance, which does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.

Investments involve risk, including potential loss of principal.

You should always consider Pax World Funds’ investment objectives, risks, and charges and expenses carefully before investing. For this and other important information, please download a fund prospectus. Please read it carefully before investing.

Pax MSCI EAFE ESG Leaders Index Fund Investor Class (PXINX) Morningstar ratings were 4 stars out of 648 funds overall, 4 stars out of 648 funds for 3-years, 4 stars out of 519 funds for 5-years. Pax MSCI EAFE ESG Leaders Index Fund – Institutional Class (PXNIX) Morningstar ratings were 4 stars out of 648 funds overall, 4 stars out of 648 funds for 3-years, 4 stars out of 519 funds for 5-years.

Pax Sustainable Allocation Fund Investor Class (PAXWX) Morningstar ratings were 4 stars out of 636 funds overall, 4 stars out of 636 funds for 3-years, 4 stars out of 558 funds for 5-years, 3 stars out of 412 funds for 10-years. Pax Sustainable Allocation Fund Institutional Class (PAXIX) Morningstar ratings were 4 stars out of 636 funds overall, 4 stars out of 636 funds for 3-years, 4 stars out of 558 funds for 5-years, 4 stars out of 412 funds for 10-years.

Pax Small Cap Fund Investor Class (PXSCX) Morningstar ratings were 3 stars out of 615 funds overall, 3 stars out of 615 funds for 3-years, 3 stars out of 495 funds for 5-years, 3 stars out of 359 funds for 10-years. Pax Small Cap Fund Institutional Class (PXSIX) Morningstar ratings were 4 stars out of 615 funds overall, 3 stars out of 615 funds for 3-years, 3 stars out of 495 funds for 5-years, 4 stars out of 359 funds for 10-years. Pax Small Cap Fund Class A (PXSAX) Morningstar ratings were 3 stars out of 615 funds overall, 3 stars out of 615 funds for 3-years, 3 stars out of 495 funds for 5-years, 4 stars out of 359 funds for 10-years.

Pax High Yield Bond Fund Investor Class (PAXHX) Morningstar ratings were 3 stars out of 639 funds overall, 5 stars out of 639 funds for 3-years, 4 stars out of 546 funds for 5-years, 2 stars out of 346 funds for 10-years. Pax High Yield Bond Fund Institutional Class (PXHIX) Morningstar ratings were 4 stars out of 639 funds overall, 5 stars out of 639 funds for 3-years, 4 stars out of 546 funds for 5-years, 3 stars out of 346 funds for 10-years. Pax High Yield Bond Fund Class A (PXHAX) Morningstar ratings were 4 stars out of 639 funds overall, 5 stars out of 639 funds for 3-years, 4 stars out of 546 funds for 5-years, 3 stars out of 346 funds for 10-years.

The Morningstar Ratings™ shown are as of 6/30/2020. The Morningstar Rating for funds, or “star rating,” is calculated for managed products (including mutual funds, variable annuity and variable life subaccounts, exchange-traded funds, closed end funds, and separate accounts) with at least a three-year history. Exchange-traded funds and open-ended mutual funds are considered a single population for comparative purposes. It is calculated based on a Morningstar Risk-Adjusted Return measure that accounts for variation in a managed product’s monthly excess performance, placing more emphasis on downward variations and rewarding consistent performance. The top 10% of products in each product category receive five stars, the next 22.5% receive four stars, the next 35% receive three stars the next 22.5% receive two stars, and the bottom 10% receive one star. The Overall Morningstar Rating for a managed product is derived from a weighted average of the performance figures associated with its three-, five- and 10-year (if applicable) Morningstar Rating metrics. The weights are 100% three-year rating for 36-59 months of total returns, 60% five-year rating, 40% three-year rating for 60-119 months of total returns, and 50% 10-year rating, 30% five-year rating, 20% three-year rating for 120 or more months of total returns.

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While the 10-year overall rating formula seems to give the most weight to the ten-year period, the most recent three-year period actually has the greatest impact because it is included in all three rating periods. ©2020 Morningstar, Inc. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. Morningstar, Inc. is an independent investment research firm that compiles and analyzes fund, stock and general market data.

The Morningstar Sustainability Rating measures how well the companies in a fund’s portfolio manage their environmental, social and governance (ESG) risks and opportunities relative to the fund’s peers. First, a Morningstar Portfolio Sustainability Score™ ranging from 0 to 100 is derived from an asset weighted average of the underlying company ESG scores quarterly. Next, scored funds are rated monthly: The top 10% receive 5 globes (High), the next 22.5% receive 4 (Above Average), the next 35% receive 3 (Average), the next 22.5% receive 2 (Below Average), and the bottom 10% receive 1 (Low). Sustainalytics provides company-level analysis used in the calculation of Morningstar’s Sustainability Score. A higher score indicates that a fund, on average, has more of its assets invested in companies that score well according to the Sustainalytics methodology. For details, visit http://morningstar.com/company/sustainability.

Lipper rankings are based on total returns (not including sales charges) for the periods indicated and compare total return performance with that of other funds in the category.

Data shown represents rankings for the Pax Large Cap Fund — Institutional Class (PXLIX) — as of 06/30/2020 in the Lipper Large Cap Core category based on average annual returns. The Pax Large Cap Fund — Institutional Class (PXLIX) — 1-year 7th percentile rank out of 666 funds, 3-year 9th percentile rank out of 616 funds.

Data shown represents rankings for the Pax Ellevate Global Women’s Index Fund — Institutional Class (PXWIX) — as of 06/30/2020 in the Lipper Global Multi-Cap Core category based on average annual returns. The Pax Ellevate Global Women’s Index Fund — Institutional Class (PXWIX) — 1-year 33rd percentile rank out of 148 funds, 3-year 6th percentile rank out of 127 funds, 5-year 7th percentile rank out of 108 funds, 10-year 25th percentile rank out of 62 funds.

Data shown represents rankings for the Pax ESG Beta Dividend Fund — Institutional Class (PXDIX) — as of 06/30/2020 in the Lipper Equity Income category based on average annual returns. The Pax ESG Beta Dividend Fund — Institutional Class (PXDIX) — 1-year 6th percentile rank out of 490 funds, 3-year 5th percentile out of 453 funds.

Data shown represents rankings for the Pax Global Environmental Markets Fund — Institutional Class (PGINX) — as of 06/30/2020 in the Lipper Global Multi-Cap Core category based on average annual returns. The Pax Global Environmental Markets Fund — Institutional Class (PGINX) — 1-year 21st percentile rank out of 148 funds, 3-year 35th percentile rank out of 127 funds, 5-year 14th percentile rank out of 108 funds, 10-year 20th percentile rank out of 62 funds.

Data shown represents rankings for the Pax MSCI EAFE ESG Leaders Index Fund — Institutional Class (PXNIX) — as of 06/30/2020 in the International Large-Cap Core category based on average annual returns. The Pax MSCI EAFE ESG Leaders Index Fund — Institutional Class (PXNIX) — 1-year 8th percentile rank out of 101 funds, 3-year 10th percentile rank out of 84 funds, 5-year 9th percentile rank out of 73 funds.

9

Data shown represents rankings for the Pax High Yield Bond Fund — Institutional Class (PXHIX) — as of 06/30/2020 in the Lipper High Yield Bond category based on average annual returns. The Pax High Yield Bond Fund — Institutional Class (PXHIX) — 1-year 3rd percentile rank out of 511 funds, 3-year 6th percentile rank out of 470 funds, 5-year 12th percentile rank out of 415 funds, 10-year 66th percentile rank out of 326 funds.

Data shown represents rankings for the Pax Sustainable Allocation Fund* — Institutional Class (PAXIX) — as of 06/30/2020 in the Morningstar Allocation-50% to 70% Equity category based on total returns. The Pax Sustainable Allocation Fund — Institutional Class (PAXIX) — 1-year 9th percentile rank out of 684 funds, 3-year 15th percentile rank out of 636 funds, 5-year 16th percentile rank out of 558 funds, 10-year 28th percentile rank out of 412 funds.

10

Performance Information

Commentary The portfolio manager commentaries in this report provide insight from the respective fund managers in an effort to help you examine your fund. The views expressed therein are those of the portfolio managers and are for the period covered by this report. Such commentary does not necessarily represent the views of the Board of Trustees of your fund. The views expressed herein are subject to change at any time based upon market and/or other conditions and Impax Asset Management LLC, Pax Ellevate Management LLC and the funds disclaim any responsibility to update such views. The commentaries should not be relied upon as investment advice.

Historical performance Historical performance can be evaluated in several ways. Each fund’s portfolio highlights provide total and average annual total returns. A comparison of this historical data to an appropriate benchmark is also provided. These performance figures include changes in a fund’s share price, plus reinvestment of any dividends (generally income) and any capital gains (generally profits the fund earns when it sells securities that have grown in value). Past performance does not guarantee future results.

The Funds’ distributor, ALPS Distributors, Inc., is not affiliated with Impax Asset Management LLC, Pax Ellevate Management LLC, Aperio Group LLC, or Impax Asset Management, Ltd.

11

June 30, 2020
Pax Large Cap Fund

Portfolio Manager Andrew Braun

Portfolio Manager Barbara Browning, CFA

Portfolio Managers’ Comments

How did the Pax Large Cap Fund (the Fund) perform for the period?

For the six-month period ended June 30, 2020, the Institutional Class and Investor Class shares of the Fund had total returns of -1.85% and -2.00%, respectively, compared to -3.08% for the S&P 500 Index and -4.60% for the Lipper Large-Cap Core Funds Index.

What factors contributed to the Fund’s performance?

The COVID-19 crisis, an unprecedented event for our global society, drove unprecedented moves in markets. Equity markets experienced the fastest retreat from a market high to a bear market in recent history with the S&P 500 Index selling off -34% from its peak in February to its trough in March. In the second quarter, equities rallied off lows, with the S&P 500 Index delivering a 20.5% return, largely a result of massive fiscal and monetary stimulus designed to stave off a severe recession.

The Fund’s sector allocation contributed most to this period’s outperformance, most notably the Fund’s zero weight in the Energy sector. The Fund is fossil fuel-free, which benefitted performance during the period as the Energy sector dramatically underperformed the broader market. Other sectors that contributed to performance were Real Estate and Industrials, while the Information Technology and Health Care sectors marginally detracted from the Fund’s overall relative performance.

Can you discuss any significant changes to the Fund’s positioning throughout the period?

We increased exposure to the Information Technology, Real Estate and Consumer Discretionary sectors during the period, while reducing exposure to the Health Care and Communication Services sectors. The Health Care sector was the Fund’s largest overweight at the beginning of the period, but after strong relative performance during the first quarter we decided to reduce exposure in some holdings.

12

June 30, 2020

What portfolio holdings contributed positively to performance?

T-Mobile US, Equinix, Lowe’s Companies, and Vertex Pharmaceuticals were notable contributors to performance in the first half of 2020. T-Mobile completed its merger with Sprint after a two-year approval process, allowing company management the opportunity to improve operations at Sprint and realize substantial merger synergies. Equinix is beneficiary of the rapid digital transformation taking place at an accelerated pace during the current pandemic environment. Lowe’s has benefitted from strong interest in home improvement as well as a population migration from cities to suburbs in the wake of COVID-19. Vertex successfully executed the launch of its triple-combination cystic fibrosis drug Trikafta in the U.S. during the period.

What portfolio holdings detracted from performance?

Notably weak holdings were ViacomCBS and American International Group (AIG). ViacomCBS’ merger got off to a rocky start as many high-profile events that were expected to drive advertising dollars in the period were cancelled due to COVID-19. AIG withdrew its return on equity (ROE) guidance due to the adverse effect of lower interest rates and COVID-19 claims exposure.

Portfolio Highlights (Unaudited)

Returns—Period ended June 30, 2020

		Total Return		Average Annual Return
Share Class	Ticker Symbol	YTD	1 Year	3 Years	Since Inception[1]
Institutional Class[2]	PXLIX	-1.85%	11.77%	12.03%	12.47%
Investor Class[2]	PAXLX	-2.00%	11.39%	11.71%	12.18%
S&P 500 Index		-3.08%	7.51%	10.73%	11.56%
Lipper Large-Cap Core Funds Index		-4.60%	5.10%	9.03%	9.98%

See ‘Glossary of Terms’ for descriptions of benchmarks.

These figures represent past performance, which is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Total returns for periods of less than one year have not been annualized. For most recent month-end performance data, please visit www.impaxam.com or call 800.767.1729.

[1]	The Fund’s inception date is December 16, 2016.

[2]

Total return figures include reinvested dividends and capital gains distributions, and changes in principal value, and do not reflect the taxes that a shareholder might pay on Fund distributions or on the redemption of Fund shares.

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June 30, 2020
Pax Large Cap Fund, continued
Portfolio Highlights (Unaudited), continued

Asset Allocation	Percent of Investments
U.S. Stocks	97.4%
Rights	0.0%*
Cash & Cash Equivalents	2.6%
Total	100.0%

*	Rounds to less than 0.05%

Top Ten Holdings

Company	Percent of Net Assets
Microsoft Corp.	6.5%
Apple, Inc.	4.6%
Amazon.com, Inc.	3.8%
Procter & Gamble Co., The	3.6%
Merck & Co., Inc.	3.0%
Lowe’s Cos., Inc.	3.0%
Bristol-Myers Squibb Co.	2.7%
T-Mobile US, Inc.	2.6%
Verizon Communications, Inc.	2.6%
United Parcel Service, Inc., Class B	2.5%
Total	34.9%

Ten largest holdings do not include money market securities, certificates of deposit, commercial paper, or cash equivalents, if applicable.

Holdings are subject to change.

Sector Diversification

Sector	Percent of Net Assets
Information Technology	27.4%
Health Care	14.1%
Consumer Discretionary	12.1%
Communication Services	11.5%
Financials	10.5%
Industrials	7.5%
Consumer Staples	6.0%
Real Estate	5.3%
Materials	1.8%
Utilities	1.0%
Other assets and liabilities (net)	2.8%
Total	100.0%

May include companies representing multiple industries within a single “Sector”.

14

June 30, 2020
Pax Small Cap Fund

Portfolio Manager Nathan Moser, CFA

Portfolio Manager’s Comments

How did the Pax Small Cap Fund (the Fund) perform for the period?

For the six-month period ended June 30, 2020, the Investor Class, Class A and Institutional Class shares of the Fund had total returns of -14.52%, -14.56% and -14.44%, respectively, compared to -12.98% for the Russell 2000 Index and -17.10% for the Lipper Small-Cap Core Funds Index.

What factors contributed to the Fund’s performance?

The COVID-19 crisis, an unprecedented event for our global society, drove unprecedented moves in markets. Equity markets experienced the fastest retreat from a market high to a bear market in recent history with the S&P 500 Index selling off -34% from its peak in February to its trough in March. In the second quarter, equities rallied off lows, with the S&P 500 Index delivering a 20.5% return, largely a result of massive fiscal and monetary stimulus designed to stave off a severe recession. Small cap companies were even stronger, as the Russell 2000 Index returned 25.4% in the second quarter.

The Fund had strong stock selection in the Technology and Real Estate sectors. This was offset by poor selection within the Financials and Industrials sectors. Allocation was a positive contributor due to the Fund’s cash holdings and lack of exposure to the Energy sector, which lagged during the period.

Can you discuss any significant changes to the Fund’s positioning throughout the period?

Over the course of the period, we continued to shift toward sectors and companies that we believe are well positioned to benefit in an uncertain economic environment. Specifically, we increased the Fund’s exposure to Technology and Health Care, while reducing exposure to Consumer Discretionary. We also have no exposure to Energy and Materials, finding those sectors unattractive.

What portfolio holdings contributed positively to performance?

Livongo Health, a healthcare information technology company, increased 202% for the period the Fund owned shares. The company offers solutions for chronic diseases and, through remote patient monitoring, helps improve care and lower

15

June 30, 2020
Pax Small Cap Fund, continued

overall healthcare costs. The company’s initial focus has been diabetes and it is adding other disease states, including hypertension, pre-diabetes and behavioral health. Late in the period, the Fund exited its position based largely on our concerns about valuation.

Fastly Inc., a technology company focused on improving networks, increased 324% during the period. The company provides technology infrastructure that helps networks handle higher data needs. Fastly benefitted from the “stay at home” economy due to COVID-19 and we remain positive about this holding, just less so at current valuation levels. Accordingly, we sold our remaining ownership late in the period.

What portfolio holdings detracted from performance?

The mandated shutdowns during the period negatively impacted our bank holdings. Small, local businesses were severely impacted and are the primary customers of community banks. Our positions in HomeTrust Bancshares and Meridian Bancorp declined more than 40% each as investors grew concerned with the potential for loan losses. While we believe there will be credit losses, we view the declines as an overreaction and the bank’s valuations as attractive. During the period we reduced the Fund’s other bank holdings, which tipped the Fund’s exposure from an industry overweight to underweight relative to the benchmark.

Portfolio Highlights (Unaudited)

Returns—Period ended June 30, 2020

			Total Return		Average Annual Return
Share Class	Ticker Symbol		YTD	1 Year	3 Years	5 Years	10 Years
Investor Class[1]	PXSCX		-14.52%	-10.24%	-1.36%	1.02%	8.87%
Class A1,2,4	PXSAX	NAV[3]	-14.56%	-10.27%	-1.38%	1.01%	8.86%
		POP	-19.25%	-15.20%	-3.21%	-0.12%	8.24%
Institutional Class[1]	PXSIX		-14.44%	-10.07%	-1.12%	1.27%	9.14%
Russell 2000 Index			-12.98%	-6.63%	2.01%	4.29%	10.50%
Lipper Small-Cap Core Funds Index			-17.10%	-11.32%	0.26%	3.47%	9.57%

See ‘Glossary of Terms’ for descriptions of benchmarks.

These figures represent past performance, which is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Total returns for periods of less than one year have not been annualized. For most recent month-end performance data, please visit www.impaxam.com or call 800.767.1729.

16

June 30, 2020

[1]

The Fund’s investment adviser assumed certain expenses during the 5-year and 10-year periods; total returns would have been lower had these expenses not been assumed. Total return figures include reinvested dividends and capital gains distributions, and changes in principal value, and do not reflect the taxes that a shareholder might pay on Fund distributions or on the redemption of Fund shares.

[2]

A 1.00% CDSC (contingent deferred sales charge) may be charged on any shares sold within 18 months of purchase over $1 million. POP (public offering price) reflects the maximum sales load for the Fund’s Class A Shares of 5.50%. NAV performance does not reflect the deduction of the sales load of the CDSC, which if reflected would reduce the performance shown.

[3]	NAV is Net Asset Value.

[4]

Inception of Class A shares is May 1, 2013. The performance information shown for Class A shares includes the performance of Investor Class shares, adjusted to reflect the sales charge applicable to Class A shares, for the period prior to Class A inception.

Asset Allocation	Percent of Investments
Foreign Stocks	4.9%
U.S. Stocks	90.3%
Cash & Cash Equivalents	4.8%
Total	100.0%

Top Ten Holdings

Company	Percent of Net Assets
Victory Capital Holdings, Inc., Class A	5.0%
HomeTrust Bancshares, Inc.	4.1%
Meridian Bancorp, Inc.	3.6%
Ligand Pharmaceuticals, Inc.	3.5%
Natus Medical, Inc.	3.3%
Coherus Biosciences, Inc.	3.2%
White Mountains Insurance Group, Ltd.	3.1%
Ciena Corp.	2.5%
CatchMark Timber Trust, Inc, Class A, REIT	2.3%
Flex, Ltd.	2.2%
Total	32.8%

Ten largest holdings do not include money market securities, certificates of deposit, commercial paper, or cash equivalents, if applicable.

Holdings are subject to change.

17

June 30, 2020
Pax Small Cap Fund, continued
Portfolio Highlights (Unaudited), continued

Sector Diversification

Sector	Percent of Net Assets
Financials	18.5%
Health Care	18.1%
Industrials	17.2%
Information Technology	15.1%
Consumer Discretionary	7.8%
Real Estate	6.6%
Consumer Staples	5.1%
Communication Services	3.9%
Utilities	2.9%
Other assets and liabilities (net)	4.8%
Total	100.0%

May include companies representing multiple industries within a single “Sector”.

18

June 30, 2020
Pax ESG Beta Quality Fund

Portfolio Manager Ran Leshem

Portfolio Manager Robert Tymoczko

Portfolio Manager Michael Branch, CFA

Portfolio Manager Annie Tan Sub-Adviser Aperio Group, LLC

Portfolio Managers’ Comments

How did the Pax ESG Beta Quality Fund (the Fund) perform for the period?

For the six-month period ended June 30, 2020, the ESG Beta Quality Fund Investor Class, Class A, and Institutional Class shares had total returns of -5.23%, -5.25% and -5.14%, respectively, compared to -2.81% for the Russell 1000 Index and -3.46% for the Lipper Multi-Cap Core Funds Index.

The COVID-19 crisis, an unprecedented event for our global society, drove unprecedented moves in markets. Equity markets experienced the fastest retreat from a market high to a bear market in recent history with the S&P 500 Index selling off -34% from its peak in February to its trough in March. In the second quarter, equities rallied off lows, with the S&P 500 Index delivering a 20.5% return, largely a result of massive fiscal and monetary stimulus designed to stave off a severe recession.

What factors contributed positively to performance?

The Fund’s exposure to companies with higher profitability, a traditional quality factor, contributed to relative performance for the period.

As part of the Fund’s proprietary SmartCarbonTM approach, there is no fossil fuel exposure in the portfolio, which benefited performance as the Energy sector lagged due to an increasingly weak outlook for global oil demand.

The Fund overweights its portfolio toward companies with ESG strength. During the period, this overweight to ESG leaders and accompanying underweight to companies with weaker ESG profiles had a positive impact on performance.

19

June 30, 2020
Pax ESG Beta Quality Fund, continued

What factors detracted from performance?

The tilt toward value stocks, as measured by earnings yield, was a detractor as value continues to underperform. A tilt towards companies with lower volatility (i.e., low beta) detracted from relative performance for the period.

An overweight to the Consumer Discretionary sector, which is driven by the factor and ESG tilts, detracted from relative returns as widespread shutdowns and economic uncertainty weighed heavily on hotels, restaurants, and retailers.

Portfolio Highlights (Unaudited)

Returns—Period ended June 30, 2020

			Total Return		Average Annual Return
Share Class	Ticker Symbol		YTD	1 Year	3 Years	5 Years	10 Years
Investor Class[1]	PXWGX		-5.23%	4.51%	8.95%	8.21%	12.09%
Class A1,2,4	PXGAX	NAV[3]	-5.25%	4.47%	8.96%	8.20%	12.09%
		POP	-10.45%	-1.29%	6.93%	6.98%	11.46%
Institutional Class[1]	PWGIX		-5.14%	4.72%	9.22%	8.47%	12.37%
Russell 1000 Index			-2.81%	7.48%	10.64%	10.47%	13.97%
Lipper Multi-Cap Core Funds Index			-3.46%	5.65%	8.53%	8.47%	12.08%

See ‘Glossary of Terms’ for descriptions of benchmarks.

These figures represent past performance, which is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Total returns for periods of less than one year have not been annualized. For most recent month-end performance data, please visit www.impaxam.com or call 800.767.1729.

[1]

The Fund’s investment adviser assumed certain expenses during the 5-year and 10-year periods; total returns would have been lower had these expenses not been assumed. Total return figures include reinvested dividends and capital gains distributions, and changes in principal value, and do not reflect the taxes that a shareholder might pay on Fund distributions or on the redemption of Fund shares.

[2]

A 1.00% CDSC (contingent deferred sales charge) may be charged on any shares sold within 18 months of purchase over $1 million. POP (public offering price) reflects the maximum sales load for the Fund’s Class A Shares of 5.50%. NAV performance does not reflect the deduction of the sales load of the CDSC, which if reflected would reduce the performance shown.

[3]	NAV is Net Asset Value.

[4]

Inception of Class A shares is May 1, 2013. The performance information shown for Class A shares includes the performance of Investor Class shares, adjusted to reflect the sales charge applicable to Class A shares, for the period prior to Class A inception.

20

June 30, 2020

Asset Allocation	Percent of Investments
Foreign Stocks	0.7%
U.S. Stocks	98.6%
Cash & Cash Equivalents	0.7%
Total	100.0%

Top Ten Holdings

Company	Percent of Net Assets
Apple, Inc.	5.3%
Microsoft Corp.	5.0%
Amazon.com, Inc.	4.0%
Alphabet, Inc., Class A	2.9%
Johnson & Johnson	2.8%
Texas Instruments, Inc.	2.5%
Verizon Communications, Inc.	2.4%
Thermo Fisher Scientific, Inc.	2.3%
Intel Corp.	2.0%
Home Depot, Inc., The	1.8%
Total	31.0%

Ten largest holdings do not include money market securities, certificates of deposit, commercial paper, or cash equivalents, if applicable.

Holdings are subject to change.

Sector Diversification

Sector	Percent of Net Assets
Information Technology	29.6%
Health Care	15.8%
Communication Services	10.6%
Consumer Discretionary	10.4%
Industrials	8.9%
Consumer Staples	8.4%
Financials	7.9%
Real Estate	2.8%
Utilities	2.5%
Materials	2.4%
Other assets and liabilities (net)	0.7%
Total	100.0%

May include companies representing multiple industries within a single “Sector”.

21

June 30, 2020
Pax ESG Beta Dividend Fund

Portfolio Manager Ran Leshem

Portfolio Manager Robert Tymoczko

Portfolio Manager Michael Branch, CFA

Portfolio Manager Annie Tan Sub-Adviser Aperio Group, LLC

Portfolio Managers’ Comments

How did the Pax ESG Beta Dividend Fund (the Fund) perform for the period?

For the six-month period ended June 30, 2020, the Fund’s Institutional Class and Investor Class shares had total returns of -3.91% and -4.03%, respectively, compared to -2.81% for the Russell 1000 Index and -12.26% for the Lipper Equity Income Funds Index.

The COVID-19 crisis, an unprecedented event for our global society, drove unprecedented moves in markets. Equity markets experienced the fastest retreat from a market high to a bear market in recent history with the S&P 500 Index selling off -34% from its peak in February to its trough in March. In the second quarter, equities rallied off lows, with the S&P 500 Index delivering a 20.5% return, largely a result of massive fiscal and monetary stimulus designed to stave off a severe recession.

What factors contributed positively to performance?

As part of the Fund’s proprietary SmartCarbonTM approach, there is no fossil fuel exposure in the portfolio, which benefited performance as the Energy sector lagged due to an increasingly weak outlook for global oil demand.

The Fund’s exposure to companies with higher profitability had a positive impact on returns.

The Fund overweights its portfolio toward companies with ESG strength. During the period, this overweight to ESG leaders and accompanying underweight to companies with weaker ESG profiles had a modestly positive impact on performance.

22

June 30, 2020

What factors detracted from performance?

The tilt towards companies with higher dividend yields had a negative impact on returns as investors seemed to favor higher growth companies (with low dividend payouts) over more stable, dividend-paying companies.

The Fund’s exposure to companies with higher management quality, a measure of the extent of asset expansion, capital expenditure growth and share issuance growth, was a large detractor for the period. The Fund’s exposure to companies with higher earnings quality, a measure of the uncertainty around a company’s operating fundamentals, also detracted from performance.

Portfolio Highlights (Unaudited)

Returns—Period ended June 30, 2020

		Total Return		Average Annual Return
Share Class	Ticker Symbol	YTD	1 Year	3 Year	Since Inception[1]
Institutional Class[2]	PXDIX	-3.91%	5.53%	9.19%	9.53%
Investor Class[2]	PAXDX	-4.03%	5.30%	8.91%	9.24%
Russell 1000 Index		-2.81%	7.48%	10.64%	11.47%
Lipper Equity Income Funds Index		-12.26%	-4.15%	4.29%	5.27%

See ‘Glossary of Terms’ for descriptions of benchmarks.

These figures represent past performance, which is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Total returns for periods of less than one year have not been annualized. For most recent month-end performance data, please visit www.impaxam.com or call 800.767.1729.

[1]	The Fund’s inception date is December 16, 2016.

[2]

Total return figures include reinvested dividends and capital gains distributions, and changes in principal value, and do not reflect the taxes that a shareholder might pay on Fund distributions or on the redemption of Fund shares.

Asset Allocation	Percent of Investments
U.S. Stocks	99.4%
Cash & Cash Equivalents	0.6%
Total	100.0%

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June 30, 2020
Pax ESG Beta Dividend Fund, continued
Portfolio Highlights (Unaudited), continued

Top Ten Holdings

Company	Percent of Net Assets
Microsoft Corp.	5.0%
Apple, Inc.	4.7%
Amazon.com, Inc.	3.7%
Texas Instruments, Inc.	3.1%
Johnson & Johnson	2.9%
IBM	2.8%
Cisco Systems, Inc.	2.6%
Home Depot, Inc., The	2.4%
AT&T, Inc.	2.1%
Procter & Gamble Co., The	2.0%
Total	31.3%

Ten largest holdings do not include money market securities, certificates of deposit, commercial paper, or cash equivalents, if applicable.

Holdings are subject to change.

Sector Diversification

Sector	Percent of Net Assets
Information Technology	31.3%
Health Care	14.2%
Consumer Discretionary	10.0%
Industrials	9.0%
Financials	7.8%
Real Estate	7.7%
Communication Services	7.5%
Consumer Staples	6.3%
Materials	4.8%
Utilities	0.7%
Other assets and liabilities (net)	0.7%
Total	100.0%

May include companies representing multiple industries within a single “Sector”.

24

June 30, 2020
Pax Global Opportunities Fund

Portfolio Manager Kirsteen Morrison

Portfolio Manager David Winborne Sub-Adviser Impax Asset Management Ltd.

Portfolio Managers’ Comments

How did the Pax Global Opportunities Fund (the Fund) perform for the period?

For the six-month period ended June 30, 2020, the Fund’s Institutional Class and Investor Class shares had total returns of -2.08% and -2.24%, respectively, compared to -6.25% for the MSCI All-Country World (Net) Index (MSCI ACWI) and 5.81% for the Lipper Global Multi-Cap Growth Funds Index.

What factors contributed to the Fund’s performance?

Sector allocation drove performance in the first half of the year, with an overweight to Information Technology (IT) and a zero allocation to the Energy sector contributing strongly to returns. Strong stock selection within the Real Estate sector was also additive. Regionally, stock selection in North America and Europe contributed to relative outperformance.

The COVID-19 pandemic has created extremely challenging conditions around the world, and, in addition to human suffering and loss of life, the economic impact is proving to be profound. The crisis resulted in extreme market volatility during the first six months of 2020, including sharp market falls in February and March, followed by a rebound during the second quarter.

We believe the health and economic impacts of the pandemic have highlighted areas of structural weakness in the global economy, particularly in relation to sustainability and vulnerable supply chains. By contrast, they have also revealed areas of remarkable resilience, particularly in companies supplying basic needs to the consumer. Lockdown conditions have prompted what, in our view, may turn out to be a structural shift in work patterns toward home-working, facilitated by a dramatically increased use of technology and accompanied by permanently altered patterns of consumption.

25

June 30, 2020
Pax Global Opportunities Fund, continued

Can you discuss any significant changes to the Fund’s positioning throughout the period?

There were no major changes to overall sector or regional allocations during the period. Changes to the portfolio were made on a stock-specific basis. Portfolio managers took advantage of lower valuations, which presented several investment opportunities that emerged during the exceptional market volatility, rotating out of names in which the investment team had less conviction and into companies that, in the investment team’s view, have a more attractive outlook.

What portfolio holdings contributed positively to performance relative to the MSCI ACWI?

The Information Technology sector led performance over the period, as the global pandemic accelerated technological investments including the shift to cloud computing. Cloud service providers have been able to provide and manage the digital infrastructure enabling companies and organizations to function with new remote working patterns. Microsoft Corporation (Systems Software, U.S.) reported strong quarterly results reflecting the resilience of enterprise IT spending. Cadence Design Systems (Application Software, U.S.) also released good results, indicating the resilience in demand for semiconductor design software. We believe spending is linked to customers’ research and development efforts to design chips for the digital world rather than shorter-term sales trends.

Social distancing, self-isolation and the shift in work patterns toward remote working saw a surge in internet and data usage globally. Companies addressing these challenges and supporting the expansion of internet usage delivered positive performance. Equinix (Specialized Real Estate Investment Trust, U.S.), a leading urban data center provider with a strong focus on sustainability, was one such example.

The Health Care sector performed well over the period, with portfolio holding Lonza (Life Sciences Tools & Services, Switzerland) a strong contributor to performance. The company benefitted from its defensive contract drug manufacturing business model and from news of its involvement in the development of COVID-19 therapies and vaccines.

What portfolio holdings detracted from performance relative to the MSCI ACWI?

In line with the broader market, the Fund’s Financials exposure underperformed. UK Property & Casualty Insurance companies Hiscox and Beazley were both impacted by stock-specific weakness. Hiscox fell on concerns that it may need

26

June 30, 2020

to make business interruption payments to small- and medium-sized enterprise customers in the wake of lockdowns and social distancing measures in the UK and the U.S. The company believes that its policies exclude closures linked to the pandemic. Beazley underperformed as it raised capital to strengthen its solvency position to enable it to take advantage of new growth opportunities and rising P&C insurance prices triggered by COVID-19-related losses and the withdrawal of capital from the insurance markets.

Indian Financials stocks Bandhan Bank (Regional Banks) and HFDC Bank (Diversified Banks) underperformed on concerns about the impact of the strict Indian lockdown measures on economic growth and asset quality.

Portfolio Highlights (Unaudited)

Returns—Period ended June 30, 2020

		Total Return		Average Annual Return
Share Class	Ticker Symbol	YTD	1 Year	Since Inception[1]
Institutional Class[2]	PXGOX	-2.08%	4.37%	9.58%
Investor Class[2]	PAXGX	-2.24%	4.09%	9.40%
MSCI ACWI (Net) Index		-6.25%	2.11%	4.29%
Lipper Global Multi-Cap Growth Funds Index		5.81%	14.26%	10.39%

See ‘Glossary of Terms’ for descriptions of benchmarks.

These figures represent past performance, which is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Total returns for periods of less than one year have not been annualized. For most recent month-end performance data, please visit www.impaxam.com or call 800.767.1729.

[1]	The Fund’s inception date is June 27, 2018.

[2]

Total return figures include reinvested dividends and capital gains distributions, and changes in principal value, and do not reflect the taxes that a shareholder might pay on Fund distributions or on the redemption of Fund shares.

Asset Allocation	Percent of Investments
Foreign Stocks	50.8%
U.S. Stocks	48.2%
Cash & Cash Equivalents	1.0%
Total	100.0%

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Pax Global Opportunities Fund, continued
Portfolio Highlights (Unaudited), continued

Top Ten Holdings

Company	Percent of Net Assets
Microsoft Corp.	4.6%
IQVIA Holdings, Inc.	3.6%
AIA Group, Ltd.	3.6%
Thermo Fisher Scientific, Inc.	3.4%
Equinix, Inc., REIT	3.3%
Linde PLC	3.3%
Taiwan Semiconductor Manufacturing Co, Ltd.	3.2%
HDFC Bank, Ltd., ADR	3.1%
MasterCard, Inc., Class A	3.1%
Ecolab, Inc.	3.0%
Total	34.2%

Ten largest holdings do not include money market securities, certificates of deposit, commercial paper, or cash equivalents, if applicable.

Holdings are subject to change.

Sector Diversification

Sector	Percent of Net Assets
Information Technology	27.2%
Health Care	20.7%
Financials	13.5%
Materials	11.0%
Consumer Staples	9.2%
Industrials	9.2%
Real Estate	3.3%
Communication Services	2.9%
Consumer Discretionary	2.0%
Other assets and liabilities (net)	1.0%
Total	100.0%

May include companies representing multiple industries within a single “Sector”.

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June 30, 2020

Geographical Diversification

Country	Percent of Net Assets
United States	48.2%
Japan	7.8%
United Kingdom	7.5%
Netherlands	6.8%
Hong Kong	5.0%
India	4.4%
Germany	4.4%
Taiwan	3.2%
Switzerland	3.0%
France	2.9%
Portugal	2.6%
Spain	2.0%
Ireland	1.2%
Other assets and liabilities (net)	1.0%
Total	100.0%

29

June 30, 2020
Pax Global Environmental Markets Fund

Portfolio Manager Hubert Aarts

Portfolio Manager Sid Jha

Portfolio Manager David Winborne Sub-Adviser Impax Asset Management Ltd.

Portfolio Managers’ Comments

How did the Pax Global Environmental Markets Fund (the Fund) perform for the period?

For the six-month period ended June 30, 2020, the Investor Class, Class A, and Institutional Class shares of the Fund had total returns of -4.36%, -4.37%, and -4.28%, respectively, versus -6.25% for the MSCI All-Country World (Net) Index (MSCI ACWI) and -2.58% for the FTSE Environmental Opportunities Index Series (FTSE EOAS).

The Fund began the year slightly lagging the MSCI ACWI benchmark after solid performance in 2019, but the Fund has outperformed its benchmark since the pandemic crisis began in mid-February and for the period as a whole.

What factors contributed to the Fund’s performance?

Positive stock selection and a rebound in share prices in more cyclically sensitive sectors following the March downdraft drove performance. Regionally, the portfolio’s European exposure delivered the strongest contributions. Several attractive investment opportunities emerged during the exceptional market volatility in February and March, and the adjustments made to the portfolio have proven advantageous year-to-date.

The COVID-19 pandemic has created extremely challenging conditions around the world, and in addition to human suffering and loss of life, the economic impact is proving to be profound. The crisis resulted in extreme market volatility during the first six months of 2020, including sharp market falls in February and March, followed by a rebound during the second quarter.

We believe the health and economic impacts of the pandemic have highlighted areas of structural weakness in the global economy, particularly in relation to sustainability and vulnerable supply chains. By contrast, they have also revealed areas of remarkable resilience, particularly in companies supplying basic needs

30

June 30, 2020

to the consumer. Lockdown conditions have prompted what may turn out to be a structural shift in work patterns toward home-working, facilitated by a dramatically increased use of technology, and accompanied by permanently altered patterns of consumption.

Governments have reacted to the pandemic with stimulus packages, many of which have included specific pledges toward environmental considerations as the impact of lockdowns has been apparent in pollution levels around the world.

Can you discuss any significant changes to the Fund’s positioning throughout the period?

Trading activity was elevated during the first half of the year as several attractive investment opportunities emerged during the exceptional market volatility, coupled with a smaller rotation into more defensive areas of the investment universe. The Fund aims to benefit from opportunities that are emerging in several high-quality long-term investments where valuation has become more attractive amid what has at times been an indiscriminate market drawdown.

What portfolio holdings contributed positively to performance relative to the MSCI ACWI?

Technology holdings, particularly within the Industrial Energy Efficiency subsector, led returns and, in our view, are well-positioned to capture the growing importance of digital infrastructure, remote solutions, related cloud and data capacity and differentiated tools for semiconductor production. Autodesk (Buildings Energy Efficiency, U.S.) benefitted from a general recovery in design software markets, underpinned by solid results and a better-than-expected outlook. An “investor day” also provided greater clarity about the company’s growth profile. More broadly, we believe the company continues to benefit from the accelerating trend toward cloud-based offerings to allow customers the flexibility to work remotely. Trimble (Sustainable & Efficient Agriculture, U.S.), announced better-than-expected results during the period, which showed recurring revenues and clear articulation of both liquidity and balance sheet strength. Trimble is a market-leading pioneer in GPS data collection and manipulation for sustainable agriculture, irrigation and engineering applications.

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Pax Global Environmental Markets Fund, continued

What portfolio holdings detracted from performance relative to the MSCI ACWI?

Market concerns about specific instances of higher leverage, or management teams lowering or removing guidance due to the COVID-19 disruption, weighed on performance. Welbilt (Sustainable & Efficient Agriculture, U.S.) was one such example, with investors seemingly concerned about the company’s debt covenants. The widespread closures of restaurants and other food service outlets also impacted Welbilt, which has exposure to food service end-markets.

Rail and public transport-related holdings suffered during the period, as passengers became wary of the risk of COVID-19 infection. Zhuzhou CRRC Times Electric (Transport Energy Efficiency, China), a leading manufacturer of rail electronic control equipment, suffered from these concerns and as a result of low visibility on new orders from China Rail Corporation. The Chinese government is still formulating its rail infrastructure investment plans.

Portfolio Highlights (Unaudited)

Returns—Period ended June 30, 2020

			Total Return		Average Annual Return
Share Class	Ticker Symbol		YTD	1 Year	3 Years	5 Years	10 Years
Investor Class[1]	PGRNX		-4.36%	1.76%	4.75%	6.42%	9.39%
Class A1,2,4	PXEAX	NAV[3]	-4.37%	1.82%	4.75%	6.42%	9.40%
		POP	-9.63%	-3.78%	2.79%	5.23%	8.78%
Institutional Class[1]	PGINX		-4.28%	2.05%	5.00%	6.68%	9.66%
MSCI ACWI (Net) Index			-6.25%	2.11%	6.14%	6.46%	9.16%
FTSE Environmental Opportunities Index Series			-2.58%	7.16%	8.07%	9.01%	10.65%

See ‘Glossary of Terms’ for descriptions of benchmarks.

These figures represent past performance, which is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Total returns for periods of less than one year have not been annualized. For most recent month-end performance data, please visit www.impaxam.com or call 800.767.1729.

[1]

The Fund’s investment adviser assumed certain expenses during the 3-year, 5-year and 10-year periods; total returns would have been lower had these expenses not been assumed. Total return figures include reinvested dividends and capital gains distributions, and changes in principal value, and do not reflect the taxes that a shareholder might pay on Fund distributions or on the redemption of Fund shares.

[2]

A 1.00% CDSC (contingent deferred sales charge) may be charged on any shares sold within 18 months of purchase over $1 million. POP (public offering price) reflects the maximum sales load for the Fund’s Class A Shares of 5.50%. NAV performance does not reflect the deduction of the sales load of the CDSC, which if reflected would reduce the performance shown.

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June 30, 2020

[3]	NAV is Net Asset Value.

[4]

Inception of Class A shares is May 1, 2013. The performance information shown for Class A shares includes the performance of Investor Class shares, adjusted to reflect the sales charge applicable to Class A shares, for the period prior to Class A inception.

Asset Allocation	Percent of Investments
Foreign Stocks	40.7%
U.S. Stocks	58.6%
Cash & Cash Equivalents	0.7%
Total	100.0%

Top Ten Holdings

Company	Percent of Net Assets
Linde PLC	3.5%
Waste Management, Inc.	3.5%
IDEX Corp.	3.4%
Schneider Electric SE	3.2%
American Water Works Co., Inc.	3.2%
Autodesk, Inc.	3.2%
Agilent Technologies, Inc.	3.1%
Suez	2.9%
Koninklijke DSM NV	2.9%
Siemens AG	2.7%
Total	31.6%

Ten largest holdings do not include money market securities, certificates of deposit, commercial paper, or cash equivalents, if applicable.

Holdings are subject to change.

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Pax Global Environmental Markets Fund, continued
Portfolio Highlights (Unaudited), continued

Environmental Markets Classification System (EMCS)

Sector	Sub Sector	Percent of Net Assets
	Renewable & Alternative Energy		1.0%
	Renewable Energy Developers & Independent Power Producers (IPPs)	1.0%

	Energy Efficiency		37.0%
	Power Network Efficiency	5.8%
	Industrial Energy Efficiency	18.3%
	Buildings Energy Efficiency	6.5%
	Transport Energy Efficiency	6.4%

	Water Infrastructure & Technologies		23.7%
	Water Infrastructure	10.6%
	Water Treatment Equipment	2.3%
	Water Utilities	8.9%
	Diversified Water Infrastructure & Technology	1.9%

	Pollution Control		10.0%
	Pollution Control Solutions	1.3%
	Environmental Testing & Gas Sensing	8.3%
	Public Transportation	0.4%

	Waste Management & Technologies		3.5%
	General Waste Management	3.5%

	Food, Agriculture & Forestry		17.4%
	Logistics, Food Safety & Packaging	6.3%
	Sustainable & Efficient Agriculture	11.1%

	Diversified Environmental		5.5%
	Diversified Environmental	5.5%

	Other assets and liabilities (net)	1.9%	1.9%
	Total	100.0%	100.0%

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June 30, 2020

Geographical Diversification

Country	Percent of Net Assets
United States	57.9%
United Kingdom	8.2%
Germany	6.7%
France	6.1%
Japan	4.1%
Netherlands	4.0%
China	2.3%
Taiwan	2.0%
Switzerland	1.6%
Ireland	1.5%
Belgium	1.2%
Denmark	1.0%
Hong Kong	0.9%
Spain	0.6%
Other assets and liabilities (net)	1.9%
Total	100.0%

35

June 30, 2020
Pax Ellevate Global Women’s Leadership Fund

Portfolio Manager Barbara Browning, CFA

Portfolio Manager Scott LaBreche Pax Ellevate Management LLC

Portfolio Managers’ Comments

How did the Pax Ellevate Global Women’s Leadership Fund (the Fund) perform for the period?

For the six-month period ended June 30, 2020, the Investor and Institutional Class shares had total returns of -5.70% and -5.60%, respectively, compared to -5.16% for the Impax Global Women’s Leadership Index (Women’s Index), -5.77% for the MSCI World (Net) Index (World Index) and -7.86% for the Lipper Global Multi-Cap Core Funds Index.

During the first half of the year, COVID-19 fears contributed to the highly elevated market volatility. Global equity markets, as measured by the World Index, declined by -21.1% in the first quarter before rebounding by 19.36% in the second quarter, nearly offsetting losses in the first three months of the year. Within these extreme conditions, the Fund outperformed the World Index, demonstrating the Fund’s resilience in both declining and advancing markets.

During the period, the Fund crossed the six-year milestone since adopting its current strategy in June of 2014. The Fund has outperformed the World Index for the three-year, five-year and since reorganization (06/04/14) periods ended June 30, 2020. Specifically, over the six-year period ended June 30, 2020, the Fund’s Institutional Class shares and Investor Class shares have returned 6.64% and 6.38%, respectively, versus the World Index return of 6.17%. The Fund’s overweight to the highest-rated quartile of companies within the World Index based on gender-diverse leadership has made the greatest contribution to the Fund’s relative outperformance, along with the Fund’s significant underweight to the bottom two quartiles of companies with less gender-diverse leadership.

What is the investment objective of the Fund?

The Fund seeks investment returns that closely correspond to or exceed the price and yield performance, before fees and expenses, of the Women’s Index. The Fund pursues a systematic strategy, investing in the companies comprising the Women’s Index, the first index of the highest-rated companies in the world for gender-diverse leadership, as rated by Impax Gender Analytics.1

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June 30, 2020

The Fund overweights its portfolio toward Women’s Index companies with greater representation of women on boards and in senior management. Women hold 39% of the board seats and 32% of senior management positions in companies in the Fund, compared to 28% and 20%, respectively, within the World Index. In addition, 95% of companies in the Fund have three or more women on the board and 100% have two or more women on the board, compared with 52% and 75%, respectively, for companies in the World Index. 36% of companies in the Fund have a woman CEO or CFO, compared with 17% of companies in the World Index.

What contributed positively and negatively to performance?

The Fund’s zero allocation to energy and weapons companies and its underweight to REITs helped relative performance. In addition, the Fund’s high quality and low risk orientation, which we believe is a consistent byproduct of its gender leadership focus, also added to relative performance during the period.

On a sector basis, several selections and an underweight allocation to Materials added to relative performance. In addition, the Fund’s Information Technology holdings produced strong relative results during the period, which was the best performing sector in the World Index2 during the period. However, not owning Apple due to its lower gender leadership profile detracted from performance, offsetting most of the positive relative results for this sector.

Detractors during the six-month period include overweight allocations to the Financials, Consumer Staples and Utilities sectors. In addition, Consumer Discretionary holdings hurt relative performance, led by poor results from Capri, Ulta Beauty and Macy’s, which overshadowed the strong results from Lululemon, Best Buy and Lowe’s. Also within this sector, having no allocation to strong performers Amazon and Tesla, which fail to meet the Fund’s gender leadership criteria, detracted from performance.

On a regional basis, the Fund’s Europe and Pacific holdings added the most to relative performance during the period, while holdings in North America detracted. Notably, the Fund’s significant underweight to Japan — no Japanese companies meet the Fund’s gender leadership criteria — added to relative performance.

Footnotes:

[1]	Impax Gender Analytics, December 31, 2019. The Fund’s investable universe, the Women’s Index, had its annual reconstitution on 11/30/2019.

[2]	Source FactSet attribution: YTD 06/30/2020 MSCI World Index Information Technology Sector return of 14.06%.

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Pax Ellevate Global Women’s Leadership Fund, continued
Portfolio Highlights (Unaudited)

Returns—Period ended June 30, 2020

		Total Return		Average Annual Return
Share Class	Ticker Symbol	YTD	1 Year	3 Years	5 Years	10 Years
Institutional Class[1]	PXWIX	-5.60%	1.16%	7.18%	7.69%	9.47%
Investor Class[1]	PXWEX	-5.70%	0.92%	6.93%	7.42%	9.20%
Impax Global Women’s Leadership (Net) Index*		-5.16%	2.63%	7.61%	8.19%	N/A
MSCI World (Net) Index		-5.77%	2.84%	6.70%	6.90%	9.95%
Lipper Global Multi-Cap Core Funds Index		-7.86%	-0.40%	4.00%	5.41%	9.02%

See ‘Glossary of Terms’ for descriptions of benchmarks.

These figures represent past performance, which is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Total returns for periods of less than one year have not been annualized. For most recent month-end performance data, please visit www.impaxam.com or call 800.767.1729.

*	Inception date of Women’s Index is February 28. 2014.

[1]

On June 4, 2014 the Pax World Global Women’s Equality Fund merged into the Pax Ellevate Global Women’s Leadership Fund (the fund), pursuant to an Agreement and Plan of Reorganization dated March 4, 2014 (the “Reorganization”). Because the Fund had no investment operations prior to the closing of the Reorganization, Pax World Global Women’s Equality Fund (the “Predecessor Fund”) is treated as the survivor of the Reorganization for account and performance reporting purposes. Accordingly, all performance and other information shown for the Fund for periods prior to June 4, 2014 is that of the Predecessor Fund. Total return figures include reinvested dividends and capital gains distributions, and changes in principal value, and do not reflect the taxes that a shareholder might pay on Fund distributions or on the redemption of Fund shares.

Asset Allocation	Percent of Investments
Foreign Stocks	34.7%
U.S. Stocks	64.9%
Cash & Cash Equivalents	0.4%
Total	100.0%

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June 30, 2020

Top Ten Holdings

Company	Percent of Net Assets
Microsoft Corp.	5.1%
lululemon athletica, Inc.	2.2%
Texas Instruments, Inc.	2.1%
American Water Works Co., Inc.	2.1%
Accenture PLC, Class A	2.0%
Wolters Kluwer NV	2.0%
Principal Financial Group, Inc.	2.0%
Estee Lauder Cos, Inc., The, Class A	1.9%
Starbucks Corp.	1.9%
Fortis, Inc./Canada	1.9%
Total	23.2%

Ten largest holdings do not include money market securities, certificates of deposit, commercial paper, or cash equivalents, if applicable.

Holdings are subject to change.

Sector Diversification

Sector	Percent of Net Assets
Information Technology	20.2%
Financials	16.8%
Health Care	14.0%
Consumer Discretionary	13.3%
Consumer Staples	13.2%
Utilities	6.1%
Industrials	5.5%
Materials	5.1%
Communication Services	4.4%
Real Estate	1.1%
Other assets and liabilities (net)	0.3%
Total	100.0%

May include companies representing multiple industries within a single “Sector”.

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Pax Ellevate Global Women’s Leadership Fund, continued
Portfolio Highlights (Unaudited), continued

Geographical Diversification

Country	Percent of Net Assets
United States	64.9%
France	7.2%
Canada	6.5%
Netherlands	4.5%
United Kingdom	3.6%
Australia	3.3%
Germany	2.7%
Sweden	1.9%
Norway	1.2%
Hong Kong	1.1%
Denmark	0.9%
Finland	0.5%
Switzerland	0.4%
Spain	0.3%
Italy	0.2%
Belgium	0.2%
Singapore	0.2%
New Zealand	0.1%
Israel	0.0%*
Ireland	0.0%*
Other assets and liabilities (net)	0.3%
Total	100.0%

*	Rounds to less than 0.05%.

40

June 30, 2020
Pax MSCI EAFE ESG Leaders Index Fund

Portfolio Manager Scott LaBreche

Portfolio Manager’s Comments

How did the Pax MSCI EAFE ESG Leaders Index Fund (the Fund) perform for the period?

For the six-month period ended June 30, 2020, the Institutional Class and Investor Class shares had total returns of -8.01% and -8.16%, respectively, compared to -8.84% for the MSCI EAFE ESG Leaders (Net) Index (the Index) and -11.34% for the MSCI EAFE (Net) Index (EAFE Index), and -14.91% for the Lipper International Large-Cap Core Funds Index.

During the first half of the year, COVID-19 fears contributed to the highly elevated market volatility. International developed equity markets, as measured by the EAFE Index, declined by -22.83% in the first quarter before rebounding by 14.88% in the second quarter, nearly offsetting losses in the first three months of the year. Within these extreme conditions, the Fund outperformed the EAFE Index, demonstrating the Fund’s resilience in both declining and advancing markets.

During the period, the Fund crossed its nine-year since inception milestone. The Fund has outperformed the EAFE Index over the 1-, 3-, 5-year and since inception periods ending June 30, 2020. Specifically, over its since inception period (9 years and 5 months, ended June 30, 2020), the Fund’s Institutional Class shares and Investor Class shares have returned 3.92% and 3.65%, respectively, versus the EAFE Index return of 3.30%. We believe that this result, combined with the Fund’s lower volatility, demonstrates that focusing on the highest-rated ESG companies in international developed markets over the long term can provide investors improved return with reduced risk.1

In addition, the Fund has produced strong results compared with peers. The Institutional Class shares of the Fund (PXNIX) have posted a top 9% ranking (out of 73 funds) over the five-year period and a top 11% ranking (out of 68 funds) since inception for the period ended June 30, 2020, based on average annual returns within the Lipper International Large-Cap Core classification.2

What is the investment objective of the Fund?

The Fund is designed to track the performance of the Index. The Fund and the Index are constructed to have a better ESG profile than the EAFE Index, and the Fund’s holdings averaged an overall score of 7.98 on MSCI ESG Research’s 0 to

41

June 30, 2020
Pax MSCI EAFE ESG Leaders Index Fund, continued

10 scale compared to an overall score of 6.88 for the EAFE Index as of June 30, 2020.3 Long term, the Fund seeks to generate better risk-adjusted performance than the EAFE Index through its ESG focus.

The Fund is fossil fuel-free and integrates our proprietary SmartCarbon™ approach into the investment process. This risk-based process manages exposure to companies with fossil fuel reserves on their balance sheets, replacing energy4 company holdings with a diversified basket of energy efficiency stocks while maintaining the integrity of the investment process and minimizing change in tracking error. The SmartCarbonTM approach helps reduce the Fund’s carbon intensity,5 which is 28% lower than the EAFE Index.

What contributed positively and negatively to performance?

The Fund’s ESG focus added to relative performance versus the EAFE Index during the period, particularly its overweight allocation to the highest-rated ESG companies.

In addition, the Fund’s proprietary SmartCarbonTM approach contributed to relative performance. Both aspects of this approach, an overweight exposure toward energy efficiency companies and no exposure to the Energy sector, helped performance.

From a sector perspective, seven of the 11 sectors added relative return during the second quarter. Holdings in Industrials added to relative return during the period, along with avoidance of companies involved in the manufacturing or sale of weapons. In addition, the Financials sector helped the Fund’s relative performance, driven by holdings in Banks.

Also adding to relative return during the period were Fund holdings within the Information Technology sector, led by strong results from four companies providing energy efficiency solutions.

Conversely, portfolio holdings in the Communication Services and Consumer Discretionary sectors detracted the most during the period, led by poor results from companies within the Diversified Telecommunication Services and Textiles Apparel and Luxury Goods industries, along with an underweight allocation to Internet and Direct Marketing, which had strong returns during the period.

Footnotes:

[1]	Reduced risk is measured by standard deviation. PXNIX since inception standard deviation is 13.99 compared to 14.46 for the EAFE.

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June 30, 2020

[2]

Data shown represents rankings for the Pax MSCI EAFE ESG Leaders Index Fund - Institutional Class (PXNIX) in the Lipper International Large-Cap Core category based on average annual returns. Lipper rankings are based on total returns (not including sales charges) for the periods indicated and compare total return performance with that of other funds in the category. The Pax MSCI EAFE ESG Leaders Index Fund - Institutional Class (PXNIX) 1-year 8th percentile rank out of 101 funds, 3-year 10th percentile rank out of 84 funds, 5-year 9th percentile rank out of 73 funds and since inception (01/27/11) 11th percentile rank out of 68 funds.

[3]

MSCI ESG Research evaluates companies’ ESG characteristics and derives corresponding ESG scores and ratings. Companies are ranked by ESG score against their sector peers to determine their eligibility for the MSCI ESG indices. MSCI ESG Research identifies the highest-rated companies in each peer group to meet the float-adjusted market capitalization sector targets. The scoring system is based on general and industry specific ESG criteria, assigning a score on a 0 to 10-point scale (0 lowest to 10 highest).

[4]	The Energy sector is based on Global Industry Classification Standard (GICS), a widely recognized industry standard.

[5]

The MSCI Weighted Average Carbon Intensity (tons of CO2e/$M sales) measures a fund’s exposure to carbon intensive companies. It is calculated as the sum of security weight (normalized for corporate positions only) multiplied by the security Carbon Intensity. This allows for comparisons between funds and indices of different sizes. As of 06/30/20, the Pax MSCI EAFE ESG Leaders Index Fund had a carbon intensity score of 102.73 compared to 142.91 for the EAFE index.

Portfolio Highlights (Unaudited)

Returns—Period ended June 30, 2020

		Total Return		Average Annual Return
Share Class	Ticker Symbol	YTD	1 Year	3 Years	5 Years	Since Inception
Institutional Class[1]	PXNIX	-8.01%	-0.50%	2.15%	2.51%	3.92%
Investor Class[1,2]	PXINX	-8.16%	-0.73%	1.87%	2.25%	3.65%
MSCI EAFE ESG Leaders (Net) Index		-8.84%	-1.16%	2.09%	2.83%	4.26%
MSCI EAFE (Net) Index		-11.34%	-5.13%	0.81%	2.05%	3.30%
Lipper International Large-Cap Core Funds Index		-14.91%	-8.51%	-1.70%	0.43%	2.29%

See ‘Glossary of Terms’ for descriptions of benchmarks.

These figures represent past performance, which is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Total returns for periods of less than one year have not been annualized. For most recent month-end performance data, please visit www.impaxam.com or call 800.767.1729.

[1]

The Fund’s inception date is January 27, 2011. On March 31, 2014, Pax World International Fund and Pax MSCI EAFE ESG Index ETF merged into the Pax MSCI EAFE ESG Leaders Index Fund (the Fund), a passively managed index fund which seeks investment returns that closely correspond to the price and yield performance, before fees and expenses, of the MSCI EAFE ESG Leaders Index. Based on the similarity of the Fund to Pax MSCI EAFE ESG Index ETF, Pax MSCI EAFE ESG Index ETF (the Predecessor Fund) is treated as the survivor of the mergers for accounting and performance reporting purposes. Accordingly, all performance and other information shown for the Fund for periods prior to March 31, 2014 is that of the Predecessor Fund. Total return figures include reinvested dividends and capital gains distributions, and changes in principal value, and do not reflect the taxes that a shareholder might pay on Fund distributions or on the redemption of Fund shares.

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Pax MSCI EAFE ESG Leaders Index Fund, continued
Portfolio Highlights (Unaudited), continued

[2]

Inception of the Investor Class is March 31, 2014. The performance information shown for the Investor Class shares for periods prior to March 31, 2014 includes the performance of the Predecessor Fund. These returns have been adjusted to reflect the expenses allocable to Investor Class.

Asset Allocation	Percent of Investments
Foreign Stocks	99.3%
Cash & Cash Equivalents	0.7%
Total	100.0%

Top Ten Holdings

Company	Percent of Net Assets
Roche Holding AG	3.6%
ASML Holding NV	2.8%
SAP SE	2.6%
Novo Nordisk A/S, Class B	1.6%
Siemens AG	1.6%
GlaxoSmithKline PLC	1.5%
Keyence Corp.	1.4%
Commonwealth Bank of Australia	1.4%
Sony Corp.	1.3%
L’Oreal SA	1.3%
Total	19.1%

Ten largest holdings do not include money market securities, certificates of deposit, commercial paper, or cash equivalents, if applicable.

Holdings are subject to change.

Sector Diversification

Sector	Percent of Net Assets
Financials	16.2%
Industrials	16.1%
Health Care	14.4%
Consumer Discretionary	10.9%
Consumer Staples	10.9%
Information Technology	9.8%
Materials	8.3%
Communication Services	5.0%
Utilities	4.6%
Real Estate	3.1%
Other Assets and liabilities (net)	0.7%
Total	100.0%

May include companies representing multiple industries within a single “Sector”.

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June 30, 2020

Geographical Diversification

Country	Percent of Net Assets
Japan	26.4%
United Kingdom	11.0%
France	10.1%
Germany	9.7%
Switzerland	9.0%
Netherlands	7.0%
Australia	6.8%
Denmark	3.6%
Sweden	3.1%
Spain	2.6%
Hong Kong	2.0%
Italy	1.9%
Singapore	1.4%
Finland	0.9%
Ireland	0.8%
Belgium	0.7%
Norway	0.7%
Austria	0.5%
New Zealand	0.5%
Portugal	0.4%
Israel	0.2%
Other assets and liabilities (net)	0.7%
Total	100.0%

45

June 30, 2020
Pax Core Bond Fund

Portfolio Manager Anthony Trzcinka, CFA

Portfolio Manager’s Comments

How did the Pax Core Bond Fund (the Fund) perform for the period?

For the six-month period ended June 30, 2020, the Institutional Class and Investor Class shares of the Fund had total returns of 5.73% and 5.60%, respectively, compared to 6.14% for the Bloomberg Barclays U.S. Aggregate Bond Index and 5.75% for the Lipper Core Bond Funds Index.

What factors contributed to the Fund’s performance?

Performance of the Fund’s corporate bond positions was a positive contributor during the period. The Fund’s defensive positioning within corporate bonds helped as interest rates increased and credit spreads widened due to the COVID-19 shutdown.

Conversely, the Fund’s securitized positions detracted from performance, specifically asset backed securities (ABS). In general, these securities are less liquid and underperformed during the volatility of the first quarter. Relative performance of ABS improved in the second quarter as markets recovered and liquidity improved, but not enough to completely offset underperformance earlier in the year.

Can you discuss any significant changes to the Fund’s positioning throughout the period?

Following the market volatility and sell-off during March, we decided to add more to the Fund’s corporate bond exposure. We made this portfolio adjustment with the view that credit spreads were bottoming and that Federal Reserve intervention would benefit corporate credits. Generally, we believe the portfolio’s more defensive positioning performs well in down markets, but we wanted to improve the potential for the Fund to participate when markets recovered.

The Fund continues to add impact holdings, which at the end of June 2020 total 38% of the portfolio. The impact bond market continues to expand and we expect to grow this allocation in the Fund’s portfolio moving forward. In an interesting and positive development, the issuance of social bonds, and of COVID-19 bonds in particular, has blossomed. We have participated in three of such COVID-19

46

June 30, 2020

bonds. The proceeds from these bonds are used for personal protection equipment, non-profit hospitals treating COVID-19 patients and non-profits and businesses impacted by the shutdown.

What portfolio holdings contributed positively to performance?

Corporate bonds contributed to performance, particularly long-dated bonds including Visa and NSTAR Electric. Defensive bonds including Microsoft and Salesforce.com also performed well for the Fund. Additionally, the Fund is fossil fuel-free and does not own energy companies, which helped mitigate some of the risk in troubled areas and securities of the sector such as Occidental Petroleum, which is a large constituent in the Bloomberg Barclays U.S. Aggregate Bond Index that underperformed.

What portfolio holdings detracted from performance?

The Fund’s largest detractors were ABS and corporate bonds in cyclically sensitive sectors. Hilton and Marriot were two of our biggest corporate bond detractors that were negatively affected by the economic shutdown.

Portfolio Highlights (Unaudited)

Returns—Period ended June 30, 2020

		Total Return		Average Annual Return
Share Class	Ticker Symbol	YTD	1 Year	3 Years	Since Inception[1]
Institutional Class[2]	PXBIX	5.73%	7.93%	4.82%	4.92%
Investor Class[2]	PAXBX	5.60%	7.77%	4.56%	4.65%
Bloomberg Barclays US Aggregate Bond Index		6.14%	8.74%	5.32%	5.49%
Lipper Core Bond Funds Index		5.75%	8.43%	5.24%	5.48%

See ‘Glossary of Terms’ for descriptions of benchmarks.

These figures represent past performance, which is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Total returns for periods of less than one year have not been annualized. For most recent month-end performance data, please visit www.impaxam.com or call 800.767.1729.

[1]	The Fund’s inception date is December 16, 2016.

[2]

Total return figures include reinvested dividends and capital gains distributions, and changes in principal value, and do not reflect the taxes that a shareholder might pay on Fund distributions or on the redemption of Fund shares.

47

June 30, 2020
Pax Core Bond Fund, continued
Portfolio Highlights (Unaudited), continued

Asset Allocation	Percent of Investments
U.S. Bonds	84.0%
Foreign Bonds	14.2%
Cash & Cash Equivalents	1.8%
Total	100.0%

Top Ten Holdings

Company	Percent of Net Assets
United States Treasury Note, 1.250%, 05/15/50	3.2%
United States Treasury Note, 1.125%, 05/15/40	1.6%
United States Treasury Note, 1.500%, 10/31/24	1.4%
European Investment Bank, 3.250%, 01/29/24	1.3%
International Bank for Reconstruction & Development, 1.625%, 01/15/25	1.2%
United States Treasury Note (TIPS), 0.375%, 07/15/27	1.1%
United States Treasury Note, 2.250%, 03/31/26	1.1%
Kreditanstalt fuer Wiederaufbau, 3.125%, 12/15/21	1.0%
European Investment Bank, 0.250%, 09/15/23	1.0%
United States Treasury Note (TIPS), 0.125%, 04/15/22	0.9%
Total	13.8%

Ten largest holdings do not include money market securities, certificates of deposit, commercial paper or cash and equivalents, if applicable.

Holdings are subject to change.

Fixed Income Sector Diversification

Sector	Percent of Net Assets
Corporate Bonds	37.8%
Mortgage-Backed Bonds	26.4%
Treasury Bonds	14.0%
Supranational Bonds	8.7%
Asset-Backed Securities	6.9%
Municipal Bonds	3.2%
Agency/Gov’t Related Bonds	1.3%
Community Investment Notes	0.1%
Other assets and liabilities (net)	1.6%
Total	100.0%

48

June 30, 2020

Credit Quality*

Bond Rating	Percent of Bonds
U.S. Government	39.9%
AAA	15.2%
AA+	1.5%
AA	1.6%
AA-	3.7%
A+	2.8%
A	6.6%
A-	6.4%
BBB+	5.2%
BBB	5.2%
BBB-	3.2%
BB+	0.8%
BB	0.6%
BB-	1.0%
B+	0.1%
B	0.1%
Not Rated	6.1%
Total	100.0%

*

Credit quality ratings by Standard & Poor’s assist investors by evaluating the credit worthiness of many bond issues. AAA: An obligation rated ‘AAA’ has the highest rating assigned by S&P Global Ratings. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong. AA: An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong. A: An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong. BBB: An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation. BB: An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation. Not Rated: This indicates that no rating has been requested, or that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.

49

June 30, 2020
Pax High Yield Bond Fund

Portfolio Manager Peter Schwab, CFA

Portfolio Manager Kent Siefers

Portfolio Managers’ Comments

How did the Pax High Yield Bond Fund (the Fund) perform for the period?

For the six-month period ended June 30, 2020, the Investor Class, Class A, and Institutional Class shares of the Fund had total returns of -1.66%, -1.50%, and -1.40%, respectively, compared to -3.57% for the ICE BofA Merrill Lynch U.S. High Yield—Cash Pay—BB-B (Constrained 2%) Index (the Index) and -6.34% for the Lipper High Yield Bond Funds Index.

The Bloomberg Barclays US Aggregate Index returned 6.14% in the first half of 2020. The advent of the COVID-19 crisis drove a flight to quality in the first quarter but corporate spreads widened significantly as credit concerns deepened, negatively impacting the returns of corporate bonds, especially high yield bonds. In the second quarter, corporate bonds recovered as spreads contracted due to Federal Reserve measures that eased risks related to corporate debt.

The Fund’s outperformance during this volatile period was consistent with expectations due to our positioning in what we believe to be higher quality companies with more durable business models. During this period of heightened economic uncertainty, a meaningful contributor to the Fund’s outperformance was minimizing exposure to sectors with greater sustainability-related risks.

What factors contributed to the Fund’s performance?

The Fund’s performance was driven by strong credit selection across a wide variety of sectors. Sectors with the strongest contributions were Services, Basic Industry, Healthcare and Energy. From an allocation standpoint, an underweight to the Energy sector also contributed meaningfully. Modestly offsetting this strong performance were selection within Telecommunications and underweight allocations to both the Technology and Telecommunications sectors.

50

June 30, 2020

Can you discuss any significant changes to the Fund’s positioning throughout the period?

During the first half of 2020, the Fund increased its exposure to the Technology, Basic Materials, Healthcare and Telecommunications sectors. In our view these sectors have strong opportunities and manageable risks relating to the transition to a more sustainable economy. The Fund decreased its exposure to the Energy and Retail sectors, both of which face materials risks and limited opportunities in our view.

By rating, the Fund’s exposure to BB-rated bonds has been stable but has decreased relative to the Index due to a growing number of “Fallen Angels” (former investment grade-rated companies) which entered the high yield benchmarks. Our BBB-rated exposure has grown to 10% at period ending June 30, 2020 (versus 7.5% as of December 31, 2019) as a result of upgrades and some opportunistic purchases of investment grade companies during the volatile period. The Fund’s CCC-rated exposure also increased to 8.8% as we opportunistically added to some favored high conviction companies.

What portfolio holdings contributed positively to performance?

Endo International, a generic pharmaceutical company, contributed to performance due to improved quarterly results and a debt exchange offer which extended a number of near-term maturities.

Charter Communications, a large cable TV and broadband service provider, performed very well in the period given its strong financial position and more defensive business model. This a meaningful core position for the Fund and large overweight.

DCP Midstream, a natural gas focused pipeline operator, recovered strongly after the March sell off and the Fund benefited from a timely addition to our position.

What portfolio holdings detracted from performance?

Oasis Petroleum, a Bakken shale-based exploration and production company, detracted from performance due to the extreme downside volatility in oil prices. We exited the position during the period.

Bombardier, a manufacturer of trains and aircraft, performed poorly due to concerns about their ability to re-finance near-term maturities. We have maintained the position as we believe they can execute several announced divestitures to help the company reduce their debt load substantially.

51

June 30, 2020
Pax High Yield Bond Fund, continued

Party City, a retailer, has been under pressure operationally and faces headwinds in the rapidly evolving landscape for brick and mortar-based companies. We exited the position as it became clear that the company would need to reduce their debt load.

Portfolio Highlights (Unaudited)

Returns—Period ended June 30, 2020

			Total Return		Average Annual Return
Share Class	Ticker Symbol		YTD	1 Year	3 Years	5 Years	10 Years
Investor Class[1]	PAXHX		-1.66%	2.68%	3.45%	4.15%	5.08%
Class A1,2,4	PXHAX	NAV[3]	-1.50%	2.84%	3.50%	4.18%	5.11%
		POP	-5.93%	-1.72%	1.94%	3.22%	4.62%
Institutional Class[1]	PXHIX		-1.40%	3.09%	3.75%	4.41%	5.35%
ICE BofA Merrill Lynch U.S. High Yield - Cash Pay - BB-B (Constrained 2%) Index			-3.57%	0.56%	3.62%	4.78%	6.54%
Lipper High Yield Bond Funds Index			-6.34%	-2.70%	2.17%	3.48%	5.82%

See ‘Glossary of Terms’ for descriptions of benchmarks.

These figures represent past performance, which is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Total returns for periods of less than one year have not been annualized. For most recent month-end performance data, please visit www.impaxam.com or call 800.767.1729.

[1]

The Fund’s investment adviser assumed certain expenses during the 10-year period; average annual returns would have been lower had these expenses not been assumed. Total return figures include reinvested dividends and capital gains distributions, and changes in principal value, and do not reflect the taxes that a shareholder might pay on Fund distributions or on the redemption of Fund shares.

[2]

A 1.00% CDSC (contingent deferred sales charge) may be charged on any shares sold within 18 months of purchase over $1 million. POP (public offering price) reflects the maximum sales load for the Fund’s Class A Shares of 4.50%. NAV performance does not reflect the deduction of the sales load of the CDSC, which if reflected would reduce the performance shown.

[3]	NAV is Net Asset Value.

[4]

Inception of Class A shares is May 1, 2013. The performance information shown for Class A shares includes the performance of Investor Class shares, adjusted to reflect the sales charge applicable to Class A shares, for the period prior to Class A inception.

Asset Allocation	Percent of Investments
U.S. Bonds	81.6%
Foreign Bonds	15.6%
Loans	1.8%
U.S. Stocks	0.8%
Cash & Cash Equivalents	0.2%
Total	100.0%

52

June 30, 2020

Top Ten Holdings

Company	Percent of Net Assets
USG Corp., 4.875%, 06/01/27	1.0%
Verscend Escrow Corp., 9.750%, 08/15/26	0.9%
HAT Holdings I, LLC/HAT Holdings II, LLC, 5.250%, 07/15/24	0.9%
Standard Industries, Inc., 5.000%, 02/15/27	0.9%
Sprint Capital Corp., 8.750%, 03/15/32	0.8%
Par Pharmaceutical, Inc., 7.500%, 04/01/27	0.8%
Fly Leasing, Ltd., 6.375%, 10/15/21	0.8%
CCO Holdings, LLC/Capital Corp., 5.375%, 06/01/29	0.7%
Altice France SA, 7.375%, 05/01/26	0.7%
CSC Holdings, LLC, 5.750%, 01/15/30	0.7%
Total	8.2%

Ten largest holdings do not include money market securities, certificates of deposit, commercial paper or cash and equivalents, if applicable.

Holdings are subject to change.

Fixed Income Sector Diversification

Sector	Percent of Net Assets
Media	14.3%
Basic Industry	13.6%
Health Care	9.2%
Services	8.2%
Telecommunications	7.9%
Capital Goods	5.9%
Technology & Electronics	5.7%
Consumer Goods	4.7%
Energy	4.6%
Financial Services	4.4%
Automotive	3.9%
Leisure	3.6%
Real Estate	3.0%
Utility	2.2%
Transportation	2.0%
Retail	1.9%
Banking	1.2%
Insurance	0.9%
Other assets and liabilities (net)	2.8%
Total	100.0%

May include companies representing multiple industries within a single “Sector”.

53

June 30, 2020
Pax High Yield Bond Fund, continued
Portfolio Highlights (Unaudited), continued

Credit Quality*

Bond Rating	Percent of Bonds
BBB	0.9%
BBB-	9.9%
BB+	10.2%
BB	16.3%
BB-	18.8%
B+	12.1%
B	15.6%
B-	6.4%
CCC+	7.5%
CCC	1.3%
Not Rated	1.0%
Total	100.0%

*

Credit quality ratings by Standard & Poor’s assist investors by evaluating the credit worthiness of many bond issues. AAA: An obligation rated ‘AAA’ has the highest rating assigned by S&P Global Ratings. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong. AA: An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong. A: An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong. BBB: An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation. BB: An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation. Not Rated: This indicates that no rating has been requested, or that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.

54

June 30, 2020
Pax Sustainable Allocation Fund

Portfolio Manager Andrew Braun

Portfolio Manager Nathan Moser, CFA

Portfolio Manager Anthony Trzcinka, CFA

Portfolio Manager Peter Schwab, CFA

Portfolio Managers’ Comments

How did the Pax Sustainable Allocation Fund (the Fund) perform for the period?

The Investor Class and Institutional Class shares of the Fund had total returns of 0.77% and 0.87%, respectively, compared to -3.08% for the S&P 500 Index, 0.98% for the 60% S&P 500 Index / 40% Bloomberg Barclays U.S. Aggregate Bond Index blend (the Blended Index) and -3.58% for the Morningstar Allocation--50% to 70% Equity category average.

Relative to peers in the Morningstar Allocation--50% to 70% Equity category, the Fund ranks in the top 15th and 16th percentile for the 3- and 5-year periods, respectively, ended June 30, 2020.1

What factors contributed to the Fund’s performance?

The COVID-19 crisis, an unprecedented event for our global society, drove unprecedented moves in markets. Equity markets experienced the fastest retreat from a market high to a bear market in recent history with the S&P 500 Index selling off -34% from its peak in February to its trough in March. In the first quarter, bonds were the only major asset class to deliver a positive return, driven by the strong performance of U.S. Treasuries as interest rates dropped dramatically in a flight to quality. In the second quarter, equities rallied off lows, with the S&P 500 Index delivering a 20.5% return, largely a result of massive fiscal and monetary stimulus designed to stave off a severe recession.

After benefitting relative to peers from an underweight to equities during the first quarter sell off, the Fund’s rebalancing discipline replenished the equity allocation as equity markets troughed, helping the Fund better participate in the second quarter equity market rally.

55

June 30, 2020
Pax Sustainable Allocation Fund, continued

With the MSCI EAFE Index underperforming the S&P 500 Index by more than 8%, the Fund’s non-U.S. equity allocation was a headwind for performance relative to the Blended Index, which contains only U.S. exposure. However, the modest underweight position to non-U.S. stocks relative to peers contributed positively to the Fund’s strong performance relative to the Morningstar Allocation--50% to 70% Equity category average.

As discussed in detail below, performance of the underlying funds in aggregate was a positive contributor.

Can you discuss any significant changes to the Fund’s positioning throughout the period?

The impressive rebound in equity markets has, in our view, resulted in stretched equity valuations that are pricing in a V-shaped recovery for the economy. While we believe the economy should continue to benefit from the impact of the unprecedented stimulus efforts, the direction of the economy and the equity market will largely follow the course of the virus. Markets also will be closely monitoring progress on a vaccine and therapeutic treatments. Given uncertainty across all these implications of the virus, we anticipate volatility to continue.

In such an environment, we remain vigilant in assuring the Fund’s asset allocation reflects its risk parameters. While equity valuations are stretched, we also view bonds as unattractive with interest rates that remain near historic lows, and spreads that have contracted off highs. In such an environment, we are managing the equity allocation near its 60% neutral weight, with a modest underweight to fixed income and a modest allocation to cash.

While Energy had less than 0.50% weight in the Fund, after selling the Pax High Yield Bond Fund earlier this year, the Fund is now exclusively invested in fossil fuel-free funds and has no weight in the traditional Energy sector.

What portfolio holdings contributed positively and negatively to performance?

The Pax Large Cap Fund, which represents the largest equity allocation, was a strong contributor to the Fund’s performance, as it outperformed the S&P 500 Index by 1.2% during the period. The Pax MSCI EAFE ESG Leaders Index Fund was another contributor and we believe its outperformance of the MSCI EAFE Index was aided by our SmartCarbonTM approach. This integrated approach to managing climate risk removes Energy sector exposure and replaces the weight with companies providing energy efficiency solutions which we believe are better

56

June 30, 2020

positioned as we transition to a low carbon economy. The Pax Small Cap Fund and Pax Core Bond Fund modestly detracted from performance as they trailed their respective benchmarks.

[1]

Rankings in other time periods may be lower. Comparison based on the Morningstar Allocation 50%-70% Equity peer group for the period ending 6/30/20. The Pax Sustainable Allocation Fund’s Institutional Class performance for the 1-year period ranked 49 out of 684 (9th percentile), for the 3-year period ranked 86 out of 636 (15th percentile), for the 5-year period ranked 91 out of 558 (16th percentile), and for the 10-year period 111 out of 412 (28th percentile). The Pax Sustainable Allocation Fund’s Investor Class performance for the 1-year period ranked 61 out of 684 (10th percentile), for the 3-year period ranked 107 out of 636 (18th percentile), for the 5-year period ranked 115 out of 558 (20th percentile), and for the 10-year period 133 out of 412 (33rd percentile).

Portfolio Highlights (Unaudited)

Returns—Period ended June 30, 2020

		Total Return		Average Annual Return
Share Class	Ticker Symbol	YTD	1 Year	3 Years	5 Years	10 Years
Investor Class[1]	PAXWX	0.77%	8.36%	7.53%	6.75%	8.63%
Institutional Class[1]	PAXIX	0.87%	8.61%	7.80%	7.02%	8.90%
S&P 500 Index		-3.08%	7.51%	10.73%	10.73%	13.99%
Blended Index		0.98%	8.58%	8.93%	8.41%	10.08%
Morningstar Allocation--50% to 70% Equity		-3.58%	2.30%	5.04%	5.22%	7.88%

See ‘Glossary of Terms’ for descriptions of benchmarks.

These figures represent past performance, which is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Total returns for periods of less than one year have not been annualized. For most recent month-end performance data, please visit www.impaxam.com or call 800.767.1729.

[1]

Total return figures include reinvested dividends and capital gains distributions, and changes in principal value, and do not reflect the taxes that a shareholder might pay on Fund distributions or on the redemption of Fund shares.

57

June 30, 2020
Pax Sustainable Allocation Fund, continued
Portfolio Highlights (Unaudited), continued

Manager Allocations

Fund Allocation	Percent of Net Assets
Equity
Large-Cap/Multi-Cap Core Strategies
Pax Large Cap Fund	39.9%
Pax ESG Beta Dividend Fund	6.1%
Small/Mid-Cap Core Strategies
Pax Small Cap Fund	2.6%
Foreign Strategies
Pax Global Environmental Markets Fund	1.9%
Pax Global Opportunities Fund	1.6%
Pax Ellevate Global Women’s Leadership Fund	2.1%
Pax MSCI EAFE ESG Leaders Index Fund	7.6%
Total Equity	61.8%

Fixed Income
Investment Grade/Intermediate
Pax Core Bond Fund	34.8%
Total Fixed Income	34.8%

Cash & Cash Equivalents	3.4%
Total	100.0%

58

June 30, 2020
Sustainable Investing Update (Unaudited)

Senior Vice President for Sustainable Investing Julie Gorte, Ph.D.

Every moment in time is unique, but the last six months have felt a lot more like a parallel universe than most other half years any of us can remember. Moreover, we believe there has never been a time when it was more clear that sustainability is the only reasonable way forward.

We are experiencing a global pandemic that has, as this letter is being written, killed more than half a million people worldwide, including more than 150,000 in the United States. Other pandemics have had higher mortality but often over periods of years; COVID-19 has done its damage in less than a year, so far, and we expect that the final death toll will be much higher.

Unrest over racial injustice, discrimination and police brutality has been expressed across more than a thousand protests, and such protests continue, not only in the U.S. but globally. To some, this feels like a tipping point in a centuries-long struggle for equality and justice. That remains to be seen.

We’re also in the midst of a climate crisis whose impact worsens every year and will continue to worsen until we stop adding greenhouse gases to our atmosphere. The COVID-19 pandemic, and our responses to it, resulted in an estimated 4.8% contraction on GDP (“Gross Domestic Product”) during the first quarter of 2020. By comparison, climate change could diminish global GDP by 3% every year by 2050 and could reduce global GDP per capita by more than 7% annually by 2100 if we fail to get global emissions to zero by 2050.

The world will find a new normal in all this, and we believe investors can have a say in what that new normal will look like. It could be more perilous and chaotic and marked by increasingly distressing crises, like the ones we’re experiencing now; or we could figure out how to operate more sustainably and avoid so many crises.

All of these crises are joined at the hip with sustainability. COVID-19 is a zoonotic disease, like many other viruses including SARS, MERS, Ebola, Lyme disease, West Nile virus and influenza. The chances for such diseases to jump from their animal hosts to humans is greatly increased by human-caused habitat loss. The more we encroach on animal habitats, the more likely it is that we will maximize our exposure to zoonotic viruses such as COVID-19. That, of course, is only one of the dire economic and health-related consequences of biodiversity loss.

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June 30, 2020

COVID-19 itself has been a crisis for human resources, resulting in millions of lost jobs as well as heightened exposure to the illness itself for first responders and frontline workers in healthcare, staples, essential services and retailing. Many of these workers are on the lower rungs of corporate ladders, and some lack access to benefits like health insurance and paid time off. How companies care for those essential frontline workers during the pandemic not only says a lot about their commitments to their workforces but about their resiliency as businesses. Companies that were already good at human capital management, especially with respect to health, safety and flexible working arrangements, have weathered the pandemic better.

Strong human resource performance was also a strength during the 2008-2009 financial crisis; Great Place to Work found that companies with high ratings for diversity and inclusion outperformed the S&P 500 during and after the Great Recession. Creating inclusive cultures for people of color and women turns out, unsurprisingly to us, to make good sense ethically and financially. Companies that have been fairer to employees of color and women will have less mending to do, and more strength moving forward.

Meanwhile, planet Earth continues to warm, and this is creating a crisis unlike any other. It is not so much one dreadful event as it is an increasingly frequent and dreadful series of events, everything from record heat to more severe storms and flooding, droughts, wildfires, sea level rise and the spread of diseases and pests from the tropics to temperate regions. All of these events were once thought to be acts of God, but now we see the hand of man in them: It is our emissions of greenhouse gases that is creating this long-term, worsening crisis, which has already had major impacts on the economy and financial markets. In the next two decades, it could cost the U.S. more than $400 billion just to protect coastal communities — and that doesn’t include the cost of droughts, noncoastal flooding, heat waves, wildfires or any other of the myriad other impacts of climate change.

At Impax, it has long been clear to us that investing sustainably must be a core component of any coherent strategy for confronting climate change. Research has shown that climate-friendly investment strategies often show higher risk adjusted returns than respective conventional benchmarks. More carbon-efficient portfolios have also shown superior returns compared with a portfolio of less carbon-efficient firms.

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June 30, 2020

What makes us more sustainable makes us more resilient. We are witnessing real-time proof of that. The dwindling ranks of investors who still think that sustainable investing is financially inferior need to rethink their assumptions. At Impax, we won’t need to because we have always understood the value of sustainability — both as the foundation of civil society and of financial competitiveness.

Sincerely,

Julie Gorte, Ph.D.

SVP for Sustainable Investing

61

June 30, 2020
Shareholder Expense Examples (Unaudited)

Examples As a shareholder of the Funds, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. The examples on the next page are intended to help you understand your ongoing costs (in dollars) of investing in each of the Funds and compare these costs with the ongoing costs of investing in other mutual funds. For more information, see the relevant Fund’s prospectus or talk to your financial adviser.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period beginning on January 1, 2020 and ending on June 30, 2020.

Please note that Individual Retirement Account (IRA), Coverdell Education Savings, Roth IRA, SEP-IRA, SIMPLE IRA, and 403(b)(7) accounts are charged an annual custodial fee of fifteen dollars. If you are invested in one of these account types, you should add an additional $7.50 to the estimated expenses paid during the period.

Actual Expenses For each Fund, the first table on the next page provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. For the Fund, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Examples for Comparison Purposes For each Fund, the second table on the following pages provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, our costs would have been higher.

62

June 30, 2020

Based on Actual Fund Return
	Beginning Account Value 1/1/2020	Ending Account Value 6/30/2020	Annualized Expense Ratio	Expenses Paid During Period[1]
Large Cap Fund - Investor	$ 1,000.00	$ 980.00	0.96%	$ 4.73
Large Cap Fund - Institutional	1,000.00	981.50	0.70%	3.45
Small Cap Fund - Investor	1,000.00	854.80	1.20%	5.53
Small Cap Fund - Class A	1,000.00	854.40	1.20%	5.53
Small Cap Fund - Institutional	1,000.00	855.60	0.96%	4.43
ESG Beta Quality Fund - Investor	1,000.00	947.70	0.90%	4.36
ESG Beta Quality Fund - Class A	1,000.00	947.50	0.90%	4.36
ESG Beta Quality Fund - Institutional	1,000.00	948.60	0.65%	3.15
ESG Beta Dividend Fund - Investor	1,000.00	959.70	0.90%	4.39
ESG Beta Dividend Fund - Institutional	1,000.00	960.90	0.65%	3.17
Global Opportunities Fund - Investor	1,000.00	977.60	1.18%	5.80
Global Opportunities Fund - Institutional	1,000.00	979.20	0.93%	4.58
Global Environmental Markets Fund - Investor	1,000.00	956.40	1.21%	5.89
Global Environmental Markets Fund - Class A	1,000.00	956.30	1.21%	5.89
Global Environmental Markets Fund - Institutional	1,000.00	957.20	0.96%	4.67
Global Women’s Leadership Fund - Investor	1,000.00	943.00	0.79%	3.82
Global Women’s Leadership Fund - Institutional	1,000.00	944.00	0.54%	2.61
MSCI EAFE ESG Leaders Index Fund - Investor	1,000.00	918.40	0.78%	3.72
MSCI EAFE ESG Leaders Index Fund - Institutional	1,000.00	919.90	0.52%	2.48
Core Bond Fund - Investor	1,000.00	1,056.00	0.71%	3.63
Core Bond Fund - Institutional	1,000.00	1,057.30	0.46%	2.35
High Yield Bond Fund - Investor	1,000.00	983.40	0.96%	4.73
High Yield Bond Fund - Class A	1,000.00	985.00	0.96%	4.74
High Yield Bond Fund - Institutional	1,000.00	986.00	0.71%	3.51
Sustainable Allocation Fund - Investor	1,000.00	1,007.70	0.30%	1.50
Sustainable Allocation Fund - Institutional	1,000.00	1,008.70	0.05%	0.25

[1]

Expenses are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period beginning on January 1, 2020 and ending on June 30, 2020).

63

June 30, 2020
Shareholder Expense Examples (Unaudited), continued

Based on Hypothetical 5% Return (before expenses)
	Beginning Account Value 1/1/2020	Ending Account Value 6/30/2020	Annualized Expense Ratio	Expenses Paid During Period[1]
Large Cap Fund - Investor	$ 1,000.00	$ 1,020.09	0.96%	$ 4.82
Large Cap Fund - Institutional	1,000.00	1,021.38	0.70%	3.52
Small Cap Fund - Investor	1,000.00	1,018.90	1.20%	6.02
Small Cap Fund - Class A	1,000.00	1,018.90	1.20%	6.02
Small Cap Fund - Institutional	1,000.00	1,020.09	0.96%	4.82
ESG Beta Quality Fund - Investor	1,000.00	1,020.39	0.90%	4.52
ESG Beta Quality Fund - Class A	1,000.00	1,020.39	0.90%	4.52
ESG Beta Quality Fund - Institutional	1,000.00	1,021.63	0.65%	3.27
ESG Beta Dividend Fund - Investor	1,000.00	1,020.39	0.90%	4.52
ESG Beta Dividend Fund - Institutional	1,000.00	1,021.63	0.65%	3.27
Global Opportunities Fund - Investor	1,000.00	1,019.00	1.18%	5.92
Global Opportunities Fund - Institutional	1,000.00	1,020.24	0.93%	4.67
Global Environmental Markets Fund - Investor	1,000.00	1,018.85	1.21%	6.07
Global Environmental Markets Fund - Class A	1,000.00	1,018.85	1.21%	6.07
Global Environmental Markets Fund - Institutional	1,000.00	1,020.09	0.96%	4.82
Global Women’s Leadership Fund - Investor	1,000.00	1,020.93	0.79%	3.97
Global Women’s Leadership Fund - Institutional	1,000.00	1,022.18	0.54%	2.72
MSCI EAFE ESG Leaders Index Fund - Investor	1,000.00	1,020.98	0.78%	3.92
MSCI EAFE ESG Leaders Index Fund - Institutional	1,000.00	1,022.28	0.52%	2.61
Core Bond Fund - Investor	1,000.00	1,021.33	0.71%	3.57
Core Bond Fund - Institutional	1,000.00	1,022.82	0.46%	2.31
High Yield Bond Fund - Investor	1,000.00	1,020.09	0.96%	4.82
High Yield Bond Fund - Class A	1,000.00	1,020.09	0.96%	4.82
High Yield Bond Fund - Institutional	1,000.00	1,021.33	0.71%	3.57
Sustainable Allocation Fund - Investor	1,000.00	1,023.37	0.30%	1.51
Sustainable Allocation Fund - Institutional	1,000.00	1,024.61	0.05%	0.25

[1]

Expenses are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period beginning on January 1, 2020 and ending on June 30, 2020).

64

June 30, 2020
Schedules of Investments (Unaudited)

Pax Large Cap Fund

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal	Value
COMMON STOCKS: 97.2%
Communication Services: 11.5%
Alphabet, Inc., Class A (a)	12,723	$18,041,850
Alphabet, Inc., Class C (a)	12,675	17,917,507
T-Mobile US, Inc. (a)	192,400	20,038,461
Verizon Communications, Inc.	361,810	19,946,585
ViacomCBS, Inc., Class B (b)	490,076	11,428,572
		87,372,975
Consumer Discretionary: 12.1%
Amazon.com, Inc. (a)	10,438	28,796,563
Aptiv PLC	152,800	11,906,176
Lowe’s Cos., Inc.	167,662	22,654,489
Mohawk Industries, Inc. (a)	105,700	10,756,032
Target Corp.	150,473	18,046,227
		92,159,487
Consumer Staples: 6.0%
Mondelez International, Inc., Class A	360,100	18,411,913
Procter & Gamble Co., The	231,200	27,644,584
		46,056,497
Financials: 10.5%
American Express Co.	76,800	7,311,360
American International Group, Inc.	411,251	12,822,806
Bank of America Corp.	341,309	8,106,089
BlackRock, Inc.	21,500	11,697,935
Citizens Financial Group, Inc.	408,247	10,304,154
JPMorgan Chase & Co.	119,360	11,227,002
Voya Financial, Inc.	401,500	18,729,975
		80,199,321
Health Care: 14.1%
Biogen, Inc. (a)	29,618	7,924,296
Bristol-Myers Squibb Co.	350,880	20,631,744
Cigna Corp.	92,294	17,318,969
IQVIA Holdings, Inc. (a)	81,200	11,520,656
Medtronic PLC	175,804	16,121,227
Merck & Co., Inc.	292,968	22,655,215
Vertex Pharmaceuticals, Inc. (a)	39,600	11,496,276
		107,668,383
Industrials: 7.5%
Trane Technologies PLC	205,103	18,250,065
United Parcel Service, Inc., Class B	172,300	19,156,314
Waste Management, Inc.	117,827	12,479,058
Xylem, Inc.	118,100	7,671,776
		57,557,213

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal	Value
COMMON STOCKS, continued
Information Technology: 27.4% (c)
Accenture PLC, Class A	63,594	$13,654,904
Apple, Inc.	96,795	35,310,816
Applied Materials, Inc.	299,642	18,113,359
Fiserv, Inc. (a)	164,000	16,009,680
Microsoft Corp.	242,194	49,288,900
PTC, Inc. (a)	145,800	11,341,782
salesforce.com, Inc. (a)	99,418	18,623,974
TE Connectivity, Ltd.	128,000	10,438,400
Trimble, Inc. (a)	247,700	10,698,163
Visa, Inc., Class A	57,200	11,049,324
Xilinx, Inc.	144,600	14,227,194
		208,756,496
Materials: 1.8%
Vulcan Materials Co.	118,700	13,751,395

Real Estate: 5.3%
Equinix, Inc., REIT	24,500	17,206,350
Prologis, Inc., REIT	153,500	14,326,155
Welltower, Inc., REIT	173,800	8,994,150
		40,526,655
Utilities: 1.0%
American Water Works Co., Inc.	57,500	7,397,950

TOTAL COMMON STOCKS
(Cost $566,208,984)		741,446,372

RIGHTS: 0.0% (d)
Communication Services: 0.0% (d)
T-Mobile US, Inc. (a)	192,400	32,323
TOTAL RIGHTS
(Cost $71,188)

MONEY MARKET: 2.6%
State Street Institutional U.S. Government Money Market Fund, 0.120% (e)(f)	19,969,960	19,969,960
(Cost $19,969,960)

TOTAL INVESTMENTS: 99.8%
(Cost $586,250,132)		761,448,655

Other assets and liabilities — (NET): 0.2%		1,430,988

NET ASSETS: 100.0%		$762,879,643

65	SEE NOTES TO FINANCIAL STATEMENTS

June 30, 2020
Schedules of Investments (Unaudited), continued

Pax Large Cap Fund, continued

(a)	Non-income producing security.
(b)	Security or partial position of this security was on loan as of June 30, 2020. The total market value of securities on loan as of June 30, 2020 was $9,592,449.
(c)	Broad industry sectors used for financial reporting.
(d)	Rounds to less than 0.05%.
(e)	Rate shown represents annualized 7-day yield as of June 30, 2020.
(f)	Premier Class shares

REIT - Real Estate Investment Trust

SEE NOTES TO FINANCIAL STATEMENTS	66

June 30, 2020
Schedules of Investments (Unaudited), continued

Pax Small Cap Fund

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal	Value
COMMON STOCKS: 95.2%
Communication Services: 3.9%
Lions Gate Entertainment Corp., Class B (a)	300,000	$2,049,000
Nexstar Media Group, Inc., Class A (b)	45,000	3,766,050
ORBCOMM, Inc. (a)	835,411	3,216,332
TechTarget, Inc. (a)	112,197	3,369,276
TEGNA, Inc.	175,000	1,949,500
		14,350,158
Consumer Discretionary: 7.8%
Callaway Golf Co.	280,400	4,909,804
Carter’s, Inc.	63,804	5,148,983
Crocs, Inc. (a)	90,000	3,313,800
Dunkin’ Brands Group, Inc.	70,000	4,566,100
National Vision Holdings, Inc. (a)	158,424	4,835,100
Rubicon Project, Inc., The (a)(b)	867,028	5,783,077
		28,556,864
Consumer Staples: 5.1%
Darling Ingredients, Inc. (a)	225,000	5,539,500
Maple Leaf Foods, Inc.	345,800	7,261,902
Simply Good Foods Co., The (a)	180,000	3,344,400
TreeHouse Foods, Inc. (a)	60,000	2,628,000
		18,773,802
Financials: 18.5%
HomeTrust Bancshares, Inc.	937,936	15,006,976
Meridian Bancorp, Inc.	1,149,930	13,339,188
South State Corp.	74,759	3,563,014
Univest Financial Corp.	105,545	1,703,496
Victory Capital Holdings, Inc., Class A (b)	1,063,234	18,276,992
Voya Financial, Inc.	102,006	4,758,580
White Mountains Insurance Group, Ltd.	12,835	11,397,095
		68,045,341
Health Care: 18.1%
Coherus Biosciences, Inc. (a)(b)	650,000	11,609,000
Exelixis, Inc. (a)	250,000	5,935,000
Integra LifeSciences Holdings Corp. (a)	133,015	6,250,375
Karuna Therapeutics, Inc. (a)(b)	44,150	4,920,959

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal	Value
COMMON STOCKS, continued
Health Care, continued
Ligand Pharmaceuticals, Inc. (a)(b)	116,829	$13,067,323
Livongo Health, Inc. (a)	28,437	2,138,178
Natus Medical, Inc. (a)	557,612	12,167,094
NuVasive, Inc. (a)	60,000	3,339,600
SI-BONE, Inc. (a)	198,706	3,167,374
Vocera Communications, Inc. (a)	180,790	3,832,748
		66,427,651
Industrials: 17.2%
Arcosa, Inc.	105,000	4,431,000
AZEK Co Inc., The (a)	20,000	637,200
CAE, Inc.	220,000	3,568,356
Clarivate PLC (a)	324,214	7,239,698
Comfort Systems USA, Inc.	138,228	5,632,791
EMCOR Group, Inc.	85,002	5,622,032
Evoqua Water Technologies Corp. (a)	250,000	4,650,000
Gates Industrial Corp PLC (a)(b)	265,000	2,724,200
Great Lakes Dredge & Dock Corp. (a)	434,453	4,023,035
MasTec, Inc. (a)(b)	121,609	5,456,596
MRC Global, Inc. (a)	928,702	5,488,629
MSA Safety, Inc.	25,615	2,931,381
Thermon Group Holdings, Inc. (a)	409,712	5,969,504
Vertiv Holdings Co. (a)(b)	375,000	5,085,000
		63,459,422
Information Technology: 15.1%
8x8, Inc. (a)	220,000	3,520,000
Ciena Corp. (a)	169,129	9,160,026
Fastly, Inc., Class A (a)(b)	35,000	2,979,550
Flex, Ltd. (a)	795,926	8,158,242
Onto Innovation, Inc. (a)	102,052	3,473,850
RealPage, Inc. (a)	105,900	6,884,559
Smartsheet, Inc., Class A (a)	70,000	3,564,400
Sprout Social, Inc., Class A (a)	65,000	1,755,000
Verra Mobility Corp. (a)	450,000	4,626,000
Vishay Intertechnology, Inc.	200,000	3,054,000
Workiva, Inc. (a)	90,000	4,814,100
Zuora, Inc., Class A (a)	292,182	3,725,321
		55,715,048
Real Estate: 6.6%
CatchMark Timber Trust, Inc, Class A, REIT	936,169	8,285,095

67	SEE NOTES TO FINANCIAL STATEMENTS

June 30, 2020
Schedules of Investments (Unaudited), continued

Pax Small Cap Fund, continued

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal	Value
COMMON STOCKS, continued
Real Estate, continued
CubeSmart, REIT	300,000	$8,097,000
Healthcare Realty Trust, Inc., REIT	275,720	8,075,839
		24,457,934
Utilities: 2.9%
ONE Gas, Inc.	88,106	6,788,567
Unitil Corp.	88,563	3,969,394
		10,757,961
TOTAL COMMON STOCKS
(Cost $367,570,804)		350,544,181

MONEY MARKET: 4.8%
State Street Institutional U.S. Government Money Market Fund, 0.120% (c)(d)	17,606,553	17,606,553
(Cost $17,606,553)

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal	Value
SECURITIES PURCHASED WITH CASH COLLATERAL FROM SECURITIES LENDING: 0.7%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.129% (c)(d)	2,550,840	$2,550,840
(Cost $2,550,840)

TOTAL INVESTMENTS: 100.7%
(Cost $387,728,197)		370,701,574

PAYABLE UPON RETURN OF SECURITIES LOANED: -0.7%		(2,550,840)

OTHER ASSETS AND LIABILITIES — (NET): 0.0% (e)		(23,930)

NET ASSETS: 100.0%		$368,126,804

(a)	Non-income producing security.
(b)	Security or partial position of this security was on loan as of June 30, 2020. The total market value of securities on loan as of June 30, 2020 was $40,277,170.
(c)	Rate shown represents annualized 7-day yield as of June 30, 2020.
(d)	Premier Class shares
(e)	Rounds to less than 0.05%.

REIT - Real Estate Investment Trust

SEE NOTES TO FINANCIAL STATEMENTS	68

June 30, 2020
Schedules of Investments (Unaudited), continued

Pax ESG Beta Quality Fund

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal	Value
COMMON STOCKS: 99.3%
Communication Services: 10.6%
Activision Blizzard, Inc.	1,394	$105,805
Alphabet, Inc., Class A (a)	4,465	6,331,593
Alphabet, Inc., Class C (a)	1,456	2,058,216
AT&T, Inc.	80,919	2,446,181
Cable One, Inc.	262	465,011
Comcast Corp., Class A	71,272	2,778,183
Electronic Arts, Inc. (a)	4,567	603,072
John Wiley & Sons, Inc., Class A	4,448	173,472
Verizon Communications, Inc.	95,022	5,238,563
ViacomCBS, Inc., Class B (b)	75,438	1,759,214
Walt Disney Co., The	40	4,460
Zynga, Inc., Class A (a)	153,114	1,460,708
		23,424,478
Consumer Discretionary: 10.4%
Amazon.com, Inc. (a)	3,247	8,957,889
Best Buy Co., Inc.	676	58,995
BorgWarner, Inc.	13,632	481,210
Chipotle Mexican Grill, Inc. (a)	336	353,593
Domino’s Pizza, Inc.	1,185	437,786
eBay, Inc.	14,854	779,092
Gentex Corp.	9,070	233,734
Graham Holdings Co., Class B	1,138	389,958
Grand Canyon Education, Inc. (a)	8,325	753,662
Home Depot, Inc., The	15,500	3,882,905
NIKE, Inc., Class B	8,267	810,579
Starbucks Corp.	35,035	2,578,226
Target Corp.	20,697	2,482,191
Tractor Supply Co.	806	106,223
VF Corp.	13,046	795,023
		23,101,066
Consumer Staples: 8.4%
Clorox Co., The	4,110	901,611
Colgate-Palmolive Co.	244	17,875
Estee Lauder Cos, Inc., The, Class A	1,534	289,435
Flowers Foods, Inc.	8,140	182,010
General Mills, Inc.	29,116	1,795,001
Hershey Co., The	6,551	849,141
Ingredion, Inc.	684	56,772
J.M. Smucker Co., The	7,506	794,210
Kellogg Co.	11,893	785,652
Kimberly-Clark Corp.	20,933	2,958,880
Kroger Co., The	57,569	1,948,711
PepsiCo, Inc.	20,982	2,775,079

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal	Value
COMMON STOCKS, continued
Consumer Staples, continued
Procter & Gamble Co., The	22,100	$2,642,496
Sprouts Farmers Market, Inc. (a)	42,745	1,093,845
Walgreens Boots Alliance, Inc.	34,035	1,442,744
		18,533,462
Financials: 7.9%
Aflac, Inc.	72,634	2,617,003
Allstate Corp., The	27,780	2,694,381
Bank OZK	3,463	81,277
East West Bancorp, Inc.	6,810	246,794
FactSet Research Systems, Inc.	379	124,490
Fidelity National Financial, Inc.	6,041	185,217
Hartford Financial Services Group, Inc., The	1,361	52,467
Lincoln National Corp.	21,730	799,447
MarketAxess Holdings, Inc.	1,115	558,526
Mercury General Corp.	14,181	577,876
MetLife, Inc.	22,911	836,710
Morningstar, Inc.	9,932	1,400,114
Navient Corp.	80,904	568,755
Old Republic International Corp.	14,647	238,893
PNC Financial Services Group, Inc., The	17,104	1,799,512
Progressive Corp., The	10,473	838,992
Reinsurance Group of America, Inc.	6,161	483,269
SLM Corp.	162,849	1,144,828
SVB Financial Group (a)	346	74,573
TD Ameritrade Holding Corp.	4,287	155,961
Unum Group	120,713	2,002,629
		17,481,714
Health Care: 15.8%
AbbVie, Inc.	12,044	1,182,480
Agilent Technologies, Inc.	17,334	1,531,806
Alexion Pharmaceuticals, Inc. (a)	2,508	281,498
Amgen, Inc.	8,492	2,002,923
Anthem, Inc.	2,937	772,372
Biogen, Inc. (a)	5,970	1,597,274
Bio-Rad Laboratories, Inc., Class A (a)	848	382,864

69	SEE NOTES TO FINANCIAL STATEMENTS

June 30, 2020
Schedules of Investments (Unaudited), continued

Pax ESG Beta Quality Fund, continued

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal	Value
COMMON STOCKS, continued
Health Care, continued
Bristol-Myers Squibb Co.	20,818	$1,224,098
Cerner Corp.	41,614	2,852,640
CVS Health Corp.	17,778	1,155,037
DaVita, Inc. (a)	12,993	1,028,266
Eli Lilly & Co.	13,746	2,256,817
Gilead Sciences, Inc.	5,005	385,085
Humana, Inc.	705	273,364
Jazz Pharmaceuticals PLC (a)	2,333	257,423
Johnson & Johnson	44,593	6,271,113
Merck & Co., Inc.	49,441	3,823,273
Thermo Fisher Scientific, Inc.	14,287	5,176,751
UnitedHealth Group, Inc.	8,303	2,448,970
		34,904,054
Industrials: 8.9%
Acuity Brands, Inc.	3,574	342,175
Allison Transmission Holdings, Inc.	17,540	645,121
C.H. Robinson Worldwide, Inc. (b)	15,981	1,263,458
Cummins, Inc.	7,291	1,263,239
Emerson Electric Co.	7,953	493,325
Expeditors International of Washington, Inc.	1,330	101,133
Landstar System, Inc.	28,061	3,151,531
ManpowerGroup, Inc.	6,077	417,794
MSC Industrial Direct Co., Inc., Class A	13,496	982,644
Old Dominion Freight Line, Inc.	4,761	807,418
PACCAR, Inc.	20,073	1,502,464
Quanta Services, Inc.	4,700	184,381
Roper Technologies, Inc.	7,422	2,881,666
United Parcel Service, Inc., Class B	11,527	1,281,572
United Rentals, Inc. (a)	15,184	2,263,023
Valmont Industries, Inc.	5,054	574,235
W.W. Grainger, Inc.	932	292,797
Waste Management, Inc.	13,039	1,380,960
		19,828,936
Information Technology: 29.6% (c)
Accenture PLC, Class A	6,685	1,435,403
Adobe, Inc. (a)	1,633	710,861
Akamai Technologies, Inc. (a)	14,936	1,599,496
Apple, Inc.	31,998	11,672,870
Autodesk, Inc. (a)	7,622	1,823,106

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal	Value
COMMON STOCKS, continued
Information Technology, continued
Booz Allen Hamilton Holding Corp.	2,506	$194,942
Cadence Design Systems, Inc. (a)	12,603	1,209,384
CDK Global, Inc.	3,019	125,047
CDW Corp.	1,459	169,507
Cisco Systems, Inc.	34,953	1,630,208
Citrix Systems, Inc.	8,546	1,264,039
Cognizant Technology Solutions Corp., Class A	24,303	1,380,896
Dell Technologies, Inc., Class C (a)	6,601	362,659
F5 Networks, Inc. (a)	6,090	849,433
HP, Inc.	52,656	917,794
IBM	24,274	2,931,571
Intel Corp.	74,627	4,464,933
Intuit, Inc.	2,033	602,154
Jack Henry & Associates, Inc.	3,052	561,660
Manhattan Associates, Inc. (a)	10,612	999,650
MasterCard, Inc., Class A	11,041	3,264,824
Microsoft Corp.	54,108	11,011,520
NCR Corp. (a)	15,359	266,018
NortonLifeLock, Inc.	26,634	528,152
Nuance Communications, Inc. (a)	38,297	969,106
NVIDIA Corp.	2,073	787,553
Oracle Corp.	26,256	1,451,169
PTC, Inc. (a)	3,228	251,106
Seagate Technology PLC	6,724	325,509
ServiceNow, Inc. (a)	1,958	793,107
Synopsys, Inc. (a)	7,939	1,548,105
Texas Instruments, Inc.	44,149	5,605,599
Visa, Inc., Class A	7,634	1,474,660
VMware, Inc., Class A (a)(b)	7,759	1,201,559
Western Union Co., The	49,268	1,065,174
		65,448,774
Materials: 2.4%
Air Products & Chemicals, Inc.	4,078	984,674
Eastman Chemical Co.	3,602	250,843
Ecolab, Inc.	602	119,768
Linde PLC	7,594	1,610,763
LyondellBasell Industries NV, Class A	16,796	1,103,833

SEE NOTES TO FINANCIAL STATEMENTS	70

June 30, 2020
Schedules of Investments (Unaudited), continued

Pax ESG Beta Quality Fund, continued

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal	Value
COMMON STOCKS, continued
Materials, continued
Newmont Corp.	4,011	$247,639
Reliance Steel & Aluminum Co.	2,209	209,700
Royal Gold, Inc.	7,083	880,559
Sonoco Products Co.	258	13,491
		5,421,270
Real Estate: 2.8%
Brixmor Property Group, Inc., REIT	38,526	493,903
CBRE Group, Inc., Class A (a)	45,500	2,057,510
Omega Healthcare Investors, Inc., REIT	1,115	33,149
Simon Property Group, Inc., REIT	52,886	3,616,345
		6,200,907
Utilities: 2.5%
American Water Works Co., Inc.	16,628	2,139,359
Eversource Energy	3,182	264,965
National Fuel Gas Co.	21,229	890,132
NextEra Energy, Inc.	8,977	2,156,006
		5,450,462
TOTAL COMMON STOCKS
(Cost $125,996,403)		219,795,123

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal	Value
MONEY MARKET: 0.7%
State Street Institutional U.S. Government Money Market Fund, 0.120% (d)(e)	1,543,249	$1,543,249
(Cost $1,543,249)

TOTAL INVESTMENTS: 100.0%
(Cost $127,539,652)		221,338,372

OTHER ASSETS AND LIABILITIES — (NET): 0.0% (f)		22,415

NET ASSETS: 100.0%		$221,360,787

(a)	Non-income producing security.
(b)	Security or partial position of this security was on loan as of June 30, 2020. The total market value of securities on loan as of June 30, 2020 was $3,656,669.
(c)	Broad industry sectors used for financial reporting.
(d)	Rate shown represents annualized 7-day yield as of June 30, 2020.
(e)	Premier Class shares
(f)	Rounds to less than 0.05%

REIT - Real Estate Investment Trust

71	SEE NOTES TO FINANCIAL STATEMENTS

June 30, 2020
Schedules of Investments (Unaudited), continued

Pax ESG Beta Dividend Fund

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal	Value
COMMON STOCKS: 99.3%
Communication Services: 7.5%
Activision Blizzard, Inc.	849	$64,439
Alphabet, Inc., Class A (a)	1,780	2,524,129
AT&T, Inc.	91,987	2,780,767
Cable One, Inc.	73	129,564
CenturyLink, Inc.	3,993	40,050
Comcast Corp., Class A	18,393	716,959
Interpublic Group of Cos Inc., The	42,506	729,403
New York Times Co., The, Class A	3,648	153,325
Verizon Communications, Inc.	33,561	1,850,218
Zynga, Inc., Class A (a)	71,427	681,414
		9,670,268
Consumer Discretionary: 10.0%
Amazon.com, Inc. (a)	1,746	4,816,899
Best Buy Co., Inc.	12,132	1,058,760
Chipotle Mexican Grill, Inc. (a)	346	364,117
Home Depot, Inc., The	12,563	3,147,156
Newell Brands, Inc.	17,979	285,507
NVR, Inc. (a)	21	68,434
Starbucks Corp.	9,003	662,531
Target Corp.	17,577	2,108,010
Wayfair, Inc., Class A (a)(b)	1,189	234,958
Wendy’s Co, The	7,535	164,112
		12,910,484
Consumer Staples: 6.3%
Clorox Co., The	751	164,747
Coca-Cola Co., The	30,996	1,384,901
Colgate-Palmolive Co.	12,047	882,563
Flowers Foods, Inc.	12,879	287,974
General Mills, Inc.	1,907	117,567
Hershey Co., The	827	107,196
Kellogg Co.	4,119	272,101
Kimberly-Clark Corp.	6,445	911,001
Kraft Heinz Co., The	3,827	122,043
Kroger Co., The	1,621	54,871
PepsiCo, Inc.	10,447	1,381,720
Procter & Gamble Co., The	21,163	2,530,460
		8,217,144
Financials: 7.8%
Aflac, Inc.	46,625	1,679,899
American Financial Group, Inc.	36,450	2,313,117
Bank of New York Mellon Corp., The	7,191	277,932
CME Group, Inc.	70	11,378

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal	Value
COMMON STOCKS, continued
Financials, continued
FactSet Research Systems, Inc.	1,387	$455,588
Franklin Resources, Inc.	1,933	40,535
Hartford Financial Services Group, Inc., The	4,435	170,969
MarketAxess Holdings, Inc.	2,804	1,404,580
Mercury General Corp.	545	22,209
MetLife, Inc.	17,910	654,073
Morningstar, Inc.	2,669	376,249
Northern Trust Corp.	942	74,738
Progressive Corp., The	4,025	322,443
Regions Financial Corp.	124,891	1,388,788
State Street Corp.	6,477	411,613
T Rowe Price Group, Inc.	476	58,786
TFS Financial Corp.	35,448	507,261
		10,170,158
Health Care: 14.2%
Abbott Laboratories	5,888	538,340
AbbVie, Inc.	14,115	1,385,811
Amgen, Inc.	8,873	2,092,785
Cardinal Health, Inc.	25,793	1,346,137
Cerner Corp.	26,333	1,805,127
CVS Health Corp.	67	4,353
Eli Lilly & Co.	9,554	1,568,576
Gilead Sciences, Inc.	3,613	277,984
Humana, Inc.	3,683	1,428,083
Johnson & Johnson	27,168	3,820,635
Merck & Co., Inc.	26,530	2,051,565
UnitedHealth Group, Inc.	6,250	1,843,438
West Pharmaceutical Services, Inc.	869	197,411
		18,360,245
Industrials: 9.0%
C.H. Robinson Worldwide, Inc.	2,433	192,353
Cummins, Inc.	6,241	1,081,316
Dover Corp.	900	86,904
Eaton Corp PLC	15,893	1,390,320
Emerson Electric Co.	22,625	1,403,429
Fastenal Co.	22,145	948,692
Hubbell, Inc.	1,907	239,062
Illinois Tool Works, Inc.	5,300	926,705
Landstar System, Inc.	2,195	246,520
MSC Industrial Direct Co., Inc., Class A	27,413	1,995,942
Old Dominion Freight Line, Inc.	270	45,789

SEE NOTES TO FINANCIAL STATEMENTS	72

June 30, 2020
Schedules of Investments (Unaudited), continued

Pax ESG Beta Dividend Fund, continued

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal	Value
COMMON STOCKS, continued
Industrials, continued
PACCAR, Inc.	2,371	$177,469
Rockwell Automation, Inc.	2,437	519,081
Rollins, Inc.	4,388	186,007
Ryder System, Inc.	27,038	1,014,195
Trane Technologies PLC	1,638	145,749
Union Pacific Corp.	1,059	179,045
United Parcel Service, Inc., Class B	718	79,827
W.W. Grainger, Inc.	1,583	497,315
Waste Management, Inc.	3,509	371,638
		11,727,358
Information Technology: 31.3% (c)
Accenture PLC, Class A	7,140	1,533,101
Adobe, Inc. (a)	3,019	1,314,201
Apple, Inc.	16,679	6,084,499
Autodesk, Inc. (a)	8,510	2,035,507
Automatic Data Processing, Inc.	3,912	582,458
Cadence Design Systems, Inc. (a)	2,561	245,754
Cisco Systems, Inc.	72,302	3,372,165
Citrix Systems, Inc.	2,545	376,431
Cognizant Technology Solutions Corp., Class A	6,263	355,864
IBM	30,172	3,643,872
Intel Corp.	36,302	2,171,949
Intuit, Inc.	802	237,544
Jack Henry & Associates, Inc.	5,629	1,035,905
Manhattan Associates, Inc. (a)	5,998	565,012
Maxim Integrated Products, Inc.	12,452	754,716
Microsoft Corp.	31,971	6,506,418
National Instruments Corp.	8,836	342,041
NetApp, Inc.	739	32,789
NVIDIA Corp.	2,107	800,470
Paychex, Inc.	21,534	1,631,201
PayPal Holdings Inc (a)	2,664	464,149
Seagate Technology PLC	983	47,587
ServiceNow, Inc. (a)	2,770	1,122,016
Skyworks Solutions, Inc.	2,643	337,934
Texas Instruments, Inc.	31,754	4,031,805
Western Union Co., The	43,199	933,962
		40,559,350

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal	Value
COMMON STOCKS, continued
Materials: 4.8%
Air Products & Chemicals, Inc.	3,846	$928,655
Cabot Corp.	12,577	465,978
Eastman Chemical Co.	10,613	739,089
Ecolab, Inc.	1,088	216,458
International Paper Co.	55,095	1,939,895
LyondellBasell Industries NV, Class A	9,417	618,885
Royal Gold, Inc.	5,672	705,143
Sonoco Products Co.	10,939	572,000
WestRock Co.	2,114	59,742
		6,245,845
Real Estate: 7.7%
American Campus Communities, Inc., REIT	1,728	60,411
AvalonBay Communities, Inc., REIT	4,623	714,901
Brandywine Realty Trust, REIT	59,236	645,080
Brixmor Property Group, Inc., REIT	24,810	318,064
Crown Castle International Corp., REIT	378	63,258
Federal Realty Investment Trust, REIT	16,341	1,392,417
Highwoods Properties, Inc., REIT	11,860	442,734
Host Hotels & Resorts, Inc., REIT	13,208	142,514
Iron Mountain, Inc., REIT (b)	33,407	871,923
Kimco Realty Corp., REIT	25,322	325,134
Lamar Advertising Co., Class A, REIT	11,249	750,983
Omega Healthcare Investors, Inc., REIT	62,061	1,845,073
Public Storage, REIT	2,040	391,456
Realty Income Corp., REIT	6,862	408,289
STORE Capital Corp., REIT	5,555	132,265
Ventas, Inc., REIT	3,161	115,756
Welltower, Inc., REIT	9,376	485,208
Weyerhaeuser Co., REIT	17,185	385,975
WP Carey, Inc., REIT	6,703	453,458
		9,944,899

73	SEE NOTES TO FINANCIAL STATEMENTS

June 30, 2020
Schedules of Investments (Unaudited), continued

Pax ESG Beta Dividend Fund, continued

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal	Value
COMMON STOCKS, continued
Utilities: 0.7%
Dominion Energy, Inc.	6,679	$542,202
Exelon Corp.	5,498	199,522
Public Service Enterprise Group, Inc.	2,851	140,155
		881,879
TOTAL COMMON STOCKS
(Cost $90,260,048)		128,687,630

MONEY MARKET: 0.6%
State Street Institutional U.S. Government Money Market Fund, 0.120% (d)(e)	728,423	728,423
(Cost $728,423)

TOTAL INVESTMENTS: 99.9%
(Cost $90,988,471)		129,416,053

OTHER ASSETS AND LIABILITIES — (NET): 0.1%		103,316

NET ASSETS: 100.0%		$129,519,369

(a)	Non-income producing security.
(b)	Security or partial position of this security was on loan as of June 30, 2020. The total market value of securities on loan as of June 30, 2020 was $1,106,881.
(c)	Broad industry sectors used for financial reporting.
(d)	Rate shown represents annualized 7-day yield as of June 30, 2020.
(e)	Premier Class shares

REIT - Real Estate Investment Trust

SEE NOTES TO FINANCIAL STATEMENTS	74

June 30, 2020
Schedules of Investments (Unaudited), continued

Pax Global Opportunities Fund

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal	Value
COMMON STOCKS: 99.0%
Communication Services: 2.9%
KDDI Corp.	42,600	$1,271,062

Consumer Discretionary: 2.0%
Aptiv PLC	11,314	881,587

Consumer Staples: 9.2%
Danone SA (a)	18,337	1,272,829
Jeronimo Martins SGPS SA (a)	64,591	1,130,338
Unilever NV	18,805	1,002,640
Vitasoy International Holdings, Ltd.	162,000	622,680
		4,028,487
Financials: 13.5%
AIA Group, Ltd.	167,400	1,566,462
Bandhan Bank, Ltd. (a)	130,496	558,854
Beazley PLC	91,503	463,889
HDFC Bank, Ltd., ADR	30,116	1,369,073
Hiscox, Ltd.	114,343	1,116,071
Prudential PLC	56,033	844,309
		5,918,658
Health Care: 20.7%
Alexion Pharmaceuticals, Inc. (a)	9,530	1,069,647
Becton Dickinson & Co.	3,696	884,342
Danaher Corp.	5,154	911,382
Evotec SE (a)	36,202	988,108
Grifols SA, ADR	47,775	871,416
IQVIA Holdings, Inc. (a)	11,077	1,571,605
Lonza Group AG	2,456	1,300,936
Thermo Fisher Scientific, Inc.	4,069	1,474,361
		9,071,797
Industrials: 9.2%
IDEX Corp.	5,548	876,806
Kingspan Group PLC	7,858	507,283
Kubota Corp.	67,200	1,005,227
Verisk Analytics, Inc.	2,635	448,477
Xylem, Inc.	17,901	1,162,850
		4,000,643
Information Technology: 27.2% (b)
ASML Holding NV	2,187	800,033
Cadence Design Systems, Inc. (a)	13,406	1,286,440
IPG Photonics Corp. (a)	6,528	1,047,026
Keyence Corp.	2,650	1,110,513
MasterCard, Inc., Class A	4,573	1,352,236

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal	Value
COMMON STOCKS, continued
Information Technology, continued
Microsoft Corp.	9,973	$2,029,604
SAP SE	6,580	919,814
Taiwan Semiconductor Manufacturing Co, Ltd.	132,000	1,409,696
TE Connectivity, Ltd.	10,416	849,425
Visa, Inc., Class A	5,492	1,060,890
		11,865,677
Materials: 11.0%
Croda International PLC	13,385	869,367
Ecolab, Inc.	6,602	1,313,468
Koninklijke DSM NV	8,542	1,185,783
Linde PLC	6,752	1,432,166
		4,800,784
Real Estate: 3.3%
Equinix, Inc., REIT	2,044	1,435,501

TOTAL COMMON STOCKS
(Cost $37,719,183)		43,274,196

MONEY MARKET: 1.0%
State Street Institutional U.S. Government Money Market Fund, 0.120% (c)(d)	421,887	421,887
(Cost $421,887)

TOTAL INVESTMENTS: 100.0%
(Cost $38,141,070)		43,696,083

OTHER ASSETS AND LIABILITIES — (NET): 0.0% (e)		(5,319)

NET ASSETS: 100.0%		$43,690,764

(a)	Non-income producing security.
(b)	Broad industry sectors used for financial reporting.
(c)	Rate shown represents annualized 7-day yield as of June 30, 2020.
(d)	Premier Class shares
(e)	Rounds to less than 0.05%.

REIT - Real Estate Investment Trust

75	SEE NOTES TO FINANCIAL STATEMENTS

June 30, 2020
Schedules of Investments (Unaudited), continued

Pax Global Opportunities Fund, continued

SUMMARY OF INVESTMENTS BY COUNTRY

Country	Value	Percent Of Net Assets
France	$1,272,829	2.9%
Germany	1,907,922	4.4%
Hong Kong	2,189,142	5.0%
India	1,927,927	4.4%
Ireland	507,283	1.2%
Japan	3,386,803	7.8%
Netherlands	2,988,455	6.8%
Portugal	1,130,338	2.6%
Spain	871,416	2.0%
Switzerland	1,300,936	3.0%
Taiwan	1,409,696	3.2%
United Kingdom	3,293,635	7.5%
United States	21,087,814	48.2%
Money Market	421,887	1.0%
Other assets and liabilities (net)	(5,319)	-0.0%*
TOTAL	$43,690,764	100.0%

*	Rounds to less than 0.05%.

SEE NOTES TO FINANCIAL STATEMENTS	76

June 30, 2020
Schedules of Investments (Unaudited), continued

Pax Global Environmental Markets Fund

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal	Value
COMMON STOCKS: 98.1%
RENEWABLE & ALTERNATIVE ENERGY: 1.0%
Renewable Energy Developers & Independent Power Producers (IPPS): 1.0%
Orsted A/S	88,156	$10,173,329
ENERGY EFFICIENCY: 37.0%
Power Network Efficiency: 5.8%
Hubbell, Inc.	209,621	26,278,089
Schneider Electric SE	296,142	32,941,832
		59,219,921
Industrial Energy Efficiency: 18.3%
ANSYS, Inc. (a)	87,915	25,647,443
ASML Holding NV	30,453	11,140,098
Delta Electronics, Inc.	3,512,475	20,043,566
Equinix, Inc., REIT	28,978	20,351,249
Keyence Corp.	35,700	14,960,497
PTC, Inc. (a)	236,758	18,417,405
Rockwell Automation, Inc.	96,325	20,517,225
SAP SE	132,361	18,502,664
Siemens AG	234,595	27,667,453
Spirax-Sarco Engineering, PLC	82,855	10,200,274
		187,447,874
Buildings Energy Efficiency: 6.5%
Autodesk, Inc. (a)	135,888	32,503,051
Kingspan Group PLC	238,794	15,415,653
Trane Technologies PLC	214,694	19,103,472
		67,022,176
Transport Energy Efficiency: 6.4%
Aptiv PLC	282,660	22,024,867
TE Connectivity, Ltd.	202,902	16,546,658
Umicore SA	260,884	12,314,782
Zhuzhou CRRC Times Electric Co. Ltd.	5,893,700	15,113,854
		66,000,161
WATER INFRASTRUCTURE & TECHNOLOGIES: 23.7%
Water Infrastructure: 10.6%
Ferguson PLC	185,592	15,175,215
Georg Fischer AG	19,224	16,573,020
IDEX Corp.	218,299	34,499,974
Pentair PLC	587,625	22,323,874
Xylem, Inc.	312,475	20,298,376
		108,870,459
Water Treatment Equipment: 2.3%
Ecolab, Inc.	119,823	23,838,786

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal	Value
COMMON STOCKS, continued
WATER INFRASTRUCTURE & TECHNOLOGIES, continued
Water Utilities: 8.9%
American Water Works Co., Inc.	252,973	$32,547,506
Beijing Enterprises Water Group, Ltd. (a)	22,236,000	8,725,796
Pennon Group PLC	1,443,797	19,993,273
Suez	2,507,337	29,470,238
		90,736,813
Diversified Water Infrastructure & Technology: 1.9%
Danaher Corp.	110,304	19,505,056
POLLUTION CONTROL: 10.0%
Pollution Control Solutions: 1.3%
Croda International PLC	208,346	13,532,245
Environmental Testing & Gas Sensing: 8.3%
Agilent Technologies, Inc.	362,137	32,002,046
Applus Services SA	777,662	5,990,926
Intertek Group PLC	374,439	25,218,862
Waters Corp. (a)	118,956	21,459,662
		84,671,496
Public Transportation: 0.4%
East Japan Railway Co.	58,400	4,046,842
WASTE MANAGEMENT & TECHNOLOGIES: 3.5%
General Waste Management: 3.5%
Waste Management, Inc.	336,581	35,647,294
FOOD, AGRICULTURE & FORESTRY: 17.4%
Logistics, Food Safety & Packaging: 6.3%
GEA Group AG	725,375	23,022,132
Mettler-Toledo International, Inc. (a)	30,532	24,595,053
WestRock Co.	605,055	17,098,854
		64,716,039
Sustainable & Efficient Agriculture: 11.1%
Deere & Co.	132,793	20,868,420
Koninklijke DSM NV	212,155	29,450,920
Kubota Corp.	1,530,100	22,888,370
Trimble, Inc. (a)	605,439	26,148,910
Vitasoy International Holdings, Ltd.	2,490,000	9,570,823
Welbilt, Inc. (a)	690,102	4,202,721
		113,130,164

77	SEE NOTES TO FINANCIAL STATEMENTS

June 30, 2020
Schedules of Investments (Unaudited), continued

Pax Global Environmental Markets Fund, continued

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal	Value
COMMON STOCKS, continued
DIVERSIFIED ENVIRONMENTAL: 5.5%
Linde PLC	168,981	$35,842,560
Verisk Analytics, Inc.	122,085	20,778,867
		56,621,427
TOTAL COMMON STOCKS
(Cost $838,397,294)		1,005,180,082

MONEY MARKET: 0.4%
State Street Institutional U.S. Government Money Market Fund, 0.120% (b)(c)	3,700,298	3,700,298
(Cost $3,700,298)

TOTAL INVESTMENTS: 98.5%
(Cost $842,097,592)		1,008,880,380

OTHER ASSETS AND LIABILITIES — (NET): 1.5%		15,629,813

NET ASSETS: 100.0%		$1,024,510,193

(a)	Non-income producing security.
(b)	Rate shown represents annualized 7-day yield as of June 30, 2020.
(c)	Premier Class shares

REIT - Real Estate Investment Trust

SUMMARY OF INVESTMENTS BY COUNTRY

Country	Value	Percent Of Net Assets
Belgium	$12,314,782	1.2%
China	23,839,650	2.3%
Denmark	10,173,329	1.0%
France	62,412,071	6.1%
Germany	69,192,248	6.7%
Hong Kong	9,570,823	0.9%
Ireland	15,415,653	1.5%
Japan	41,895,709	4.1%
Netherlands	40,591,017	4.0%
Spain	5,990,926	0.6%
Switzerland	16,573,020	1.6%
Taiwan	20,043,566	2.0%
United Kingdom	84,119,868	8.2%
United States	593,047,420	57.9%
Money Market	3,700,298	0.4%
Other assets and liabilities (net)	15,629,813	1.5%
Total	$1,024,510,193	100.0%

SEE NOTES TO FINANCIAL STATEMENTS	78

June 30, 2020
Schedules of Investments (Unaudited), continued

Pax Ellevate Global Women’s Leadership Fund

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal	Value
COMMON STOCKS: 99.6%
Communication Services: 4.4%
Auto Trader Group PLC	24,890	$162,053
CenturyLink, Inc.	25,185	252,606
Deutsche Telekom AG	85,551	1,435,480
Elisa OYJ	3,651	222,169
Eutelsat Communications SA	4,481	41,451
Iliad SA (a)	379	73,985
ITV PLC	92,991	85,945
Netflix, Inc. (a)	11,249	5,118,745
Omnicom Group, Inc.	5,589	305,159
Orange SA	51,208	612,343
Proximus SADP	3,905	79,573
Publicis Groupe SA	9,804	318,483
Quebecor, Inc., Class B	4,560	97,978
REA Group, Ltd.	1,352	101,878
Schibsted ASA, Class B	2,516	59,429
SEEK, Ltd.	8,584	131,325
Singapore Press Holdings, Ltd.	41,000	37,566
Singapore Telecommunications, Ltd.	223,100	396,872
Spark New Zealand, Ltd.	47,156	139,519
Tele2 AB, Class B	12,818	170,631
Telefonica Deutschland Holding AG	22,905	67,551
Telenet Group Holding NV	1,188	48,949
Telenor ASA	18,513	270,306
Telia Company AB	70,232	262,752
Telstra Corp., Ltd.	106,846	231,923
TELUS Corp.	10,198	171,043
Twitter, Inc. (a)	18,931	563,954
Ubisoft Entertainment SA (a)	2,321	192,203
Verizon Communications, Inc.	106,157	5,852,435
Vodafone Group PLC	687,094	1,092,314
Walt Disney Co., The	46,264	5,158,899
		23,755,519
Consumer Discretionary: 13.3%
Accor SA (a)	4,506	122,976
Aristocrat Leisure, Ltd.	14,751	264,139
Barratt Developments PLC	26,135	160,629
Best Buy Co., Inc.	107,507	9,382,137
Burberry Group PLC	10,489	207,264
Burlington Stores, Inc. (a)	1,700	334,781
Capri Holdings, Ltd. (a)	100,416	1,569,502
Compass Group PLC	40,720	560,244
Daimler AG (a)	23,341	949,602
Dollar General Corp.	6,598	1,256,985

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal	Value
COMMON STOCKS, continued
Consumer Discretionary, continued
eBay, Inc.	19,837	$1,040,451
EssilorLuxottica SA	7,283	936,654
Gap Inc., The	5,685	71,745
H&R Block, Inc.	4,261	60,847
Hasbro, Inc.	3,337	250,108
Hennes & Mauritz AB, Class B	80,148	1,169,863
Hermes International	813	682,601
Hilton Worldwide Holdings, Inc.	6,880	505,336
Husqvarna AB, Class B	10,726	88,275
InterContinental Hotels Group PLC	4,439	195,960
Kering SA	8,104	4,430,610
Kohl’s Corp.	4,103	85,219
Lowe’s Cos., Inc.	19,713	2,663,621
lululemon athletica, Inc. (a)	37,526	11,708,487
LVMH Moet Hennessy Louis Vuitton SE	7,135	3,150,066
Macy’s, Inc. (b)	16,677	114,738
Marks & Spencer Group PLC	50,054	61,380
Marriott International, Inc., Class A	7,133	611,512
Michelin (a)	4,388	457,374
Moncler SpA	4,635	178,232
Next PLC	3,420	207,064
Nokian Renkaat OYJ	3,209	70,538
Nordstrom, Inc. (b)	2,786	43,155
PVH Corp.	1,903	91,439
Ralph Lauren Corp.	1,277	92,608
Renault SA	4,934	126,279
Sodexo SA	35,419	2,401,688
Starbucks Corp.	139,181	10,242,330
Tapestry, Inc.	124,556	1,654,104
Target Corp.	13,007	1,559,930
Taylor Wimpey PLC	84,187	148,591
Tiffany & Co.	44,187	5,388,163
TJX Cos., Inc., The	31,031	1,568,927
TUI AG	11,339	53,733
Ulta Beauty, Inc. (a)	18,206	3,703,465
Vail Resorts, Inc.	1,036	188,707
Valeo SA (a)	6,187	163,184
Wesfarmers, Ltd.	29,103	904,876
Whitbread PLC	5,148	141,634
		72,021,753
Consumer Staples: 13.1%
a2 Milk Co., Ltd. (a)	18,888	247,239

79	SEE NOTES TO FINANCIAL STATEMENTS

June 30, 2020
Schedules of Investments (Unaudited), continued

Pax Ellevate Global Women’s Leadership Fund, continued

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal	Value
COMMON STOCKS, continued
Consumer Staples, continued
Carrefour SA	15,782	$244,748
Clorox Co., The	3,221	706,591
Coca-Cola Amatil, Ltd.	12,816	77,197
Coca-Cola Co., The	203,856	9,108,286
Coles Group, Ltd.	34,239	407,011
Danone SA (a)	20,809	1,444,418
Diageo PLC	73,047	2,427,888
Empire Co., Ltd., Class A	4,448	106,515
Essity AB, Class B	15,567	504,704
Estee Lauder Cos, Inc., The, Class A	54,688	10,318,531
General Mills, Inc.	15,514	956,438
George Weston, Ltd.	1,975	144,677
Heineken Holding NV	2,957	242,021
Heineken NV	6,653	613,369
Henkel AG & Co. KGaA	2,667	223,122
Hershey Co., The	42,406	5,496,666
ICA Gruppen AB	2,323	110,423
Ingredion, Inc.	1,714	142,262
J.M. Smucker Co., The	2,928	309,812
Kellogg Co.	116,479	7,694,602
Kimberly-Clark Corp.	8,799	1,243,739
Kroger Co., The	20,576	696,498
Loblaw Cos, Ltd.	4,671	227,460
L’Oreal SA (a)	19,807	6,392,637
McCormick & Co., Inc.	3,172	569,089
Metro, Inc.	6,526	269,193
Mowi ASA	11,282	215,054
Orkla ASA	19,278	169,253
PepsiCo, Inc.	35,792	4,733,850
Pernod Ricard SA	5,450	858,191
Procter & Gamble Co., The	64,011	7,653,795
Remy Cointreau SA	579	78,991
Saputo, Inc.	6,280	149,737
Tesco PLC	251,378	707,042
Treasury Wine Estates, Ltd.	18,479	134,451
Unilever NV	37,667	2,008,318
Unilever PLC	28,470	1,535,703
Walgreens Boots Alliance, Inc.	19,473	825,460
Woolworths Group, Ltd.	32,373	834,471
		70,829,452
Financials: 16.8%
Admiral Group PLC	4,900	138,959
AIB Group PLC	20,902	26,392
Allianz SE	10,708	2,188,097

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal	Value
COMMON STOCKS, continued
Financials, continued
Allstate Corp., The	8,315	$806,472
Ally Financial, Inc.	9,771	193,759
American International Group, Inc.	22,330	696,249
Amundi SA	1,557	122,401
Aon PLC	6,010	1,157,526
Assicurazioni Generali SpA	28,205	428,441
Assurant, Inc.	1,556	160,719
ASX, Ltd.	4,969	295,349
Australia & New Zealand Banking Group, Ltd	72,758	944,046
Aviva PLC	100,546	340,788
AXA SA (a)	49,612	1,043,981
Banco Santander SA	426,551	1,043,540
Bank Leumi Le-Israel BM	37,634	189,220
Bank of America Corp.	241,339	5,731,801
Bank of Montreal	16,403	873,071
Bank of Nova Scotia, The	31,276	1,294,259
Bank of Queensland, Ltd.	8,246	35,433
Bankinter SA	17,304	82,940
Bendigo & Adelaide Bank, Ltd.	13,363	65,260
BNP Paribas SA	28,872	1,153,552
CaixaBank SA	92,118	197,067
Canadian Imperial Bank of Commerce	63,356	4,234,622
CIT Group, Inc.	2,073	42,973
Citigroup, Inc.	56,038	2,863,542
CNP Assurances	4,409	51,137
Commerzbank AG	25,716	114,613
Commonwealth Bank of Australia	45,438	2,194,397
Danske Bank A/S	16,598	221,889
Deutsche Boerse AG	4,877	882,623
Direct Line Insurance Group PLC	35,293	118,339
Discover Financial Services	8,046	403,024
DNB ASA (a)	244,141	3,258,670
E*TRADE Financial Corp.	5,799	288,384
Eaton Vance Corp.	2,904	112,094
Eurazeo SA (a)	1,011	51,951
EXOR NV	2,784	159,794
First Republic Bank	4,318	457,665
Gjensidige Forsikring ASA	29,399	543,181
Globe Life, Inc.	2,641	196,041
Groupe Bruxelles Lambert SA	2,080	174,221
Hang Seng Bank, Ltd.	279,000	4,698,992

SEE NOTES TO FINANCIAL STATEMENTS	80

June 30, 2020
Schedules of Investments (Unaudited), continued

Pax Ellevate Global Women’s Leadership Fund, continued

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal	Value
COMMON STOCKS, continued
Financials, continued
Hargreaves Lansdown PLC	8,522	$171,856
Hartford Financial Services Group, Inc., The	57,474	2,215,623
Huntington Bancshares, Inc.	26,509	239,509
iA Financial Corp., Inc.	2,739	91,717
Industrivarden AB, Class C	4,288	97,741
Insurance Australia Group, Ltd.	59,320	238,072
Intact Financial Corp.	8,068	767,874
Intercontinental Exchange, Inc.	14,293	1,309,239
Investor AB, Class B	11,691	620,183
KeyCorp.	25,282	307,935
Kinnevik AB, Class B	6,209	163,901
Legal & General Group PLC	153,111	417,418
Lincoln National Corp.	5,091	187,298
Macquarie Group, Ltd.	8,641	717,135
Manulife Financial Corp.	51,395	699,223
Medibank Pvt, Ltd.	70,689	146,556
MetLife, Inc.	20,064	732,737
Moody’s Corp.	4,361	1,198,098
Muenchener Rueckversicherungs AG	3,704	964,502
National Australia Bank, Ltd.	82,039	1,039,628
National Bank of Canada	8,578	388,714
Natixis SA (a)	24,282	64,045
Onex Corp.	2,183	98,618
PNC Financial Services Group, Inc., The	11,247	1,183,297
Poste Italiane SpA	13,410	117,140
Principal Financial Group, Inc.	255,682	10,621,031
Progressive Corp., The	15,006	1,202,131
Reinsurance Group of America, Inc.	1,607	126,053
Royal Bank of Canada	36,810	2,497,473
Royal Bank of Scotland Group PLC	124,170	186,410
RSA Insurance Group PLC	26,480	134,106
S&P Global, Inc.	6,273	2,066,828
Schroders PLC	3,191	116,464
Skandinaviska Enskilda Banken AB, Class A (a)	41,775	362,630
Societe Generale SA	20,809	347,920
Standard Chartered PLC	69,734	378,014
State Street Corp.	9,333	593,112
Sun Life Financial, Inc.	15,084	554,317

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal	Value
COMMON STOCKS, continued
Financials, continued
Suncorp Group, Ltd.	32,365	$207,974
Svenska Handelsbanken AB, Class A	39,924	379,091
Swedbank AB, Class A (a)	69,137	887,780
Synchrony Financial	14,928	330,804
TD Ameritrade Holding Corp.	6,937	252,368
Toronto-Dominion Bank, The	46,497	2,075,172
Tryg A/S	3,102	90,126
U.S. Bancorp	38,085	1,402,290
Unum Group	5,294	87,827
Voya Financial, Inc.	165,829	7,735,923
Wendel SA (a)	696	66,425
Westpac Banking Corp.	91,606	1,148,133
Willis Towers Watson PLC	3,300	649,935
Zurich Insurance Group AG	3,840	1,360,628
		90,316,498
Health Care: 14.0%
Abbott Laboratories	45,392	4,150,191
Alcon, Inc. (a)	10,662	612,630
Alexion Pharmaceuticals, Inc. (a)	5,680	637,523
Alkermes PLC (a)	3,298	63,998
Alnylam Pharmaceuticals, Inc. (a)(b)	28,896	4,279,787
AmerisourceBergen Corp.	3,964	399,452
Anthem, Inc.	11,130	2,926,967
AstraZeneca PLC	33,674	3,504,602
Becton Dickinson & Co.	6,942	1,661,012
Cardinal Health, Inc.	11,715	611,406
CSL, Ltd.	11,650	2,317,057
CVS Health Corp.	33,393	2,169,543
Eli Lilly & Co.	22,180	3,641,512
Genmab A/S (a)	1,670	563,112
Gilead Sciences, Inc.	32,474	2,498,550
GlaxoSmithKline PLC	143,599	2,900,655
Hologic, Inc. (a)	6,883	392,331
IDEXX Laboratories, Inc. (a)	2,202	727,012
Ipsen SA	968	82,117
Johnson & Johnson	67,554	9,500,118
Koninklijke Philips NV	23,236	1,083,906
McKesson Corp.	6,346	973,603
Medtronic PLC	34,405	3,154,939
Mylan NV (a)	13,248	213,028
Novo Nordisk A/S, Class B	45,418	2,958,880
Orion OYJ, Class B	14,808	718,104
Quest Diagnostics, Inc.	74,619	8,503,581

81	SEE NOTES TO FINANCIAL STATEMENTS

June 30, 2020
Schedules of Investments (Unaudited), continued

Pax Ellevate Global Women’s Leadership Fund, continued

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal	Value
COMMON STOCKS, continued
Health Care, continued
Recordati SpA	2,684	$134,304
Ryman Healthcare, Ltd.	10,267	87,105
Sanofi	28,946	2,952,045
Smith & Nephew PLC	22,459	418,493
Stryker Corp.	35,349	6,369,536
UCB SA	3,245	376,571
Varian Medical Systems, Inc. (a)	2,333	285,839
Vertex Pharmaceuticals, Inc. (a)	6,600	1,916,046
Waters Corp. (a)	1,654	298,382
Zoetis, Inc.	12,226	1,675,451
		75,759,388
Industrials: 5.5%
Aeroports de Paris	762	78,669
Alfa Laval AB	8,075	178,136
Allegion PLC	2,385	243,795
Alstom SA	4,894	228,065
Assa Abloy AB, Class B	25,727	526,567
Atlas Copco AB, Class A	17,236	734,003
Atlas Copco AB, Class B	10,016	372,175
Auckland International Airport, Ltd.	31,191	132,648
Aurizon Holdings, Ltd.	50,395	171,488
Brambles, Ltd.	39,917	302,666
Bureau Veritas SA (a)	7,540	159,919
Canadian National Railway Co.	18,360	1,624,352
Cie de Saint-Gobain	12,628	455,630
Cummins, Inc.	3,740	647,992
Deutsche Lufthansa AG (a)	6,137	61,569
easyJet PLC	4,078	34,428
GEA Group AG	3,938	124,985
Getlink SE (a)	11,294	163,319
Intertek Group PLC	4,143	279,035
KION Group AG (a)	1,667	102,637
Kone OYJ, Class B	8,724	601,689
Legrand SA	26,253	1,994,766
ManpowerGroup, Inc.	4,193	288,269
MTR Corp., Ltd.	39,630	206,106
Pentair PLC	4,099	155,721
Randstad NV	3,058	136,739
Republic Services, Inc.	5,734	470,475
Sandvik AB	28,978	545,533
Schneider Electric SE	14,191	1,578,559
Securitas AB, Class B (a)	8,037	108,678

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal	Value
COMMON STOCKS, continued
Industrials, continued
Siemens AG	19,636	$2,315,812
Skanska AB, Class B	8,731	178,246
Societe BIC SA	497	25,307
Southwest Airlines Co.	3,715	126,979
Sydney Airport	28,407	112,111
Trane Technologies PLC	6,150	547,227
Transurban Group	70,153	687,971
Volvo AB, Class B	147,552	2,321,713
Weir Group PLC, The	6,664	87,573
Wolters Kluwer NV	136,469	10,659,004
WSP Global, Inc.	2,719	166,753
		29,937,309
Information Technology: 20.2%
Accenture PLC, Class A	49,792	10,691,339
Alliance Data Systems Corp.	1,128	50,895
ANSYS, Inc. (a)	2,161	630,429
Atos SE (a)	2,523	216,305
Autodesk, Inc. (a)	35,451	8,479,525
Capgemini SE	4,079	470,722
CDW Corp.	3,688	428,472
Cisco Systems, Inc.	108,890	5,078,630
Computershare, Ltd.	12,283	113,734
Dassault Systemes SA	3,374	585,702
DocuSign, Inc. (a)	2,711	466,861
Dropbox, Inc., Class A (a)	45,300	986,181
Halma PLC	24,578	700,232
Hewlett Packard Enterprise Co.	33,214	323,172
Hexagon AB, Class B	6,752	396,515
HP, Inc.	159,361	2,777,662
IBM	22,732	2,745,344
Ingenico Group SA	1,554	249,688
Intuit, Inc.	21,943	6,499,297
Micro Focus International PLC	8,557	45,652
Microsoft Corp.	135,538	27,583,339
Nokia OYJ	144,780	632,669
Okta, Inc. (a)	2,736	547,829
PayPal Holdings Inc (a)	28,632	4,988,553
salesforce.com, Inc. (a)	21,385	4,006,052
SAP SE	25,226	3,526,327
Splunk, Inc. (a)	3,962	787,249
Square, Inc., Class A (a)	8,911	935,120
Texas Instruments, Inc.	91,255	11,586,648
Twilio, Inc., Class A (a)(b)	17,424	3,823,174
Visa, Inc., Class A	43,961	8,491,946

SEE NOTES TO FINANCIAL STATEMENTS	82

June 30, 2020
Schedules of Investments (Unaudited), continued

Pax Ellevate Global Women’s Leadership Fund, continued

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal	Value
COMMON STOCKS, continued
Information Technology, continued
Western Union Co., The	10,761	$232,653
		109,077,916
Materials: 5.1%
Air Liquide SA	12,142	1,755,572
Arkema SA	1,770	170,139
BlueScope Steel, Ltd.	12,759	105,107
Boliden AB	7,020	161,014
Boral, Ltd.	30,222	80,348
Chr. Hansen Holding A/S	2,707	279,215
Dow, Inc.	19,033	775,785
Ecolab, Inc.	6,659	1,324,808
Evonik Industries AG	5,383	137,105
Fortescue Metals Group, Ltd.	255,666	2,485,501
Incitec Pivot, Ltd.	39,856	51,957
Johnson Matthey PLC	4,968	129,386
Kinross Gold Corp. (a)	32,175	232,259
Koninklijke DSM NV	68,154	9,460,998
Newmont Corp.	110,311	6,810,601
Norsk Hydro ASA	34,528	96,329
Novozymes A/S, Class B	5,481	317,766
PPG Industries, Inc.	6,069	643,678
Solvay SA	1,902	152,590
Stora Enso OYJ, Class R	14,932	178,726
UPM-Kymmene OYJ	13,700	396,816
Yara International ASA	47,779	1,665,686
		27,411,386
Real Estate: 1.1%
Ascendas Real Estate Investment Trust, REIT	74,100	170,016
Azrieli Group, Ltd.	1,089	49,633
British Land Co. PLC, The, REIT	22,595	108,082
Camden Property Trust, REIT	2,485	226,682
CapitaLand Commercial Trust, REIT	69,300	84,814
City Developments, Ltd.	11,600	70,888
CK Asset Holdings, Ltd.	66,000	395,788
Covivio, REIT	1,230	89,216
Dexus, REIT	28,154	180,701
Equity LifeStyle Properties, Inc., REIT	4,440	277,411
First Capital Real Estate Investment Trust, REIT	2,756	28,177
Gecina SA, REIT	1,175	145,121
GPT Group, The, REIT	49,999	145,253

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal	Value
COMMON STOCKS, continued
Real Estate, continued
Host Hotels & Resorts, Inc., REIT	18,408	$198,622
ICADE, REIT	766	53,488
Iron Mountain, Inc., REIT	7,370	192,357
Jones Lang LaSalle, Inc.	1,328	137,395
Klepierre SA, REIT	5,082	101,583
Land Securities Group PLC, REIT	18,080	123,534
LendLease Group	16,977	146,736
Link, REIT	53,500	439,244
Mirvac Group, REIT	100,976	152,535
RioCan Real Estate Investment Trust, REIT	3,996	45,211
Scentre Group, REIT	134,857	204,732
Stockland, REIT	61,201	141,913
Suntec Real Estate Investment Trust, REIT	50,300	51,384
Swire Properties, Ltd.	30,000	76,595
Unibail-Rodamco-Westfield, REIT	3,551	200,158
Vicinity Centres, REIT	82,055	82,244
Vonovia SE (a)	13,223	808,231
Welltower, Inc., REIT	10,415	538,976
Weyerhaeuser Co., REIT	19,126	429,570
		6,096,290
Utilities: 6.1%
AGL Energy, Ltd.	16,630	196,736
Alliant Energy Corp.	46,574	2,228,100
American Electric Power Co., Inc.	12,679	1,009,756
American Water Works Co., Inc.	88,735	11,416,644
APA Group	30,285	234,173
CMS Energy Corp.	18,270	1,067,333
Consolidated Edison, Inc.	8,533	613,779
Edison International	9,205	499,924
Electricite de France SA	15,662	145,611
Emera, Inc.	6,173	242,900
Engie SA (a)	97,950	1,214,768
Entergy Corp.	5,111	479,463
Fortis, Inc./Canada	264,117	10,044,461
Fortum OYJ	11,400	217,491
Hydro One, Ltd.	8,422	158,378
Meridian Energy, Ltd.	32,893	102,538
National Grid PLC	89,342	1,090,008
Orsted A/S	4,856	560,389

83	SEE NOTES TO FINANCIAL STATEMENTS

June 30, 2020
Schedules of Investments (Unaudited), continued

Pax Ellevate Global Women’s Leadership Fund, continued

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal	Value
COMMON STOCKS, continued
Utilities, continued
Red Electrica Corp. SA	11,111	$207,882
Sempra Energy	7,236	848,276
Severn Trent PLC	6,107	186,897
Suez	8,773	103,114
United Utilities Group PLC	17,503	196,677
		33,065,298
TOTAL COMMON STOCKS
(Cost $471,977,940)		538,270,809

PREFERRED STOCKS: 0.1%
Consumer Staples: 0.1%
Henkel AG & Co. KGaA	4,573	426,632

Materials: 0.0% (c)
Fuchs Petrolub SE	1,784	71,706

TOTAL PREFERRED STOCKS
(Cost $561,636)		498,338

MONEY MARKET: 0.4%
State Street Institutional U.S. Government Money Market Fund, 0.120% (d)(e)	2,173,340	2,173,340
(Cost $2,173,340)

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal	Value
SECURITIES PURCHASED WITH CASH COLLATERAL FROM SECURITIES LENDING: 0.0% (c)
State Street Navigator Securities Lending Government Money Market Portfolio, 0.129% (d)(e)	116,739	$116,739
(Cost $116,739)

TOTAL INVESTMENTS: 100.1%
(Cost $474,829,655)		541,059,226

PAYABLE UPON RETURN OF SECURITIES LOANED: 0.0% (c)		(116,739)

OTHER ASSETS AND LIABILITIES — (NET): -0.1%		(443,745)

NET ASSETS: 100.0%		$540,498,742

(a)	Non-income producing security.
(b)	Security or partial position of this security was on loan as of June 30, 2020. The total market value of securities on loan as of June 30, 2020 was $7,013,027.
(c)	Rounds to less than 0.05%.
(d)	Rate shown represents annualized 7-day yield as of June 30, 2020.
(e)	Premier Class shares

REIT - Real Estate Investment Trust

SEE NOTES TO FINANCIAL STATEMENTS	84

June 30, 2020
Schedules of Investments (Unaudited), continued

Pax Ellevate Global Women’s Leadership Fund, continued

SUMMARY OF INVESTMENTS BY COUNTRY

Country	Value	Percent Of Net Assets
Australia	$18,032,218	3.3%
Belgium	831,903	0.2%
Canada	34,978,758	6.5%
Denmark	4,991,378	0.9%
Finland	3,038,202	0.5%
France	38,849,878	7.2%
Germany	14,400,595	2.7%
Hong Kong	5,816,724	1.1%
Ireland	26,392	0.0%*
Israel	238,854	0.0%*
Italy	1,017,911	0.2%
Netherlands	24,204,355	4.5%
New Zealand	709,048	0.1%
Norway	6,277,908	1.2%
Singapore	811,540	0.2%
Spain	1,531,428	0.3%
Sweden	10,340,552	1.9%
Switzerland	1,973,259	0.4%
United Kingdom	19,555,051	3.6%
United States	351,143,193	64.9%
Money Market	2,173,340	0.4%
Other assets and liabilities (net)	(443,745)	-0.1%
TOTAL	$540,498,742	100.0%

*	Rounds to less than 0.05%.

85	SEE NOTES TO FINANCIAL STATEMENTS

June 30, 2020
Schedules of Investments (Unaudited), continued

Pax MSCI EAFE ESG Leaders Index Fund

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal	Value
COMMON STOCKS: 98.9%
Australia: 6.8%
APA Group	91,456	$707,167
ASX, Ltd.	10,003	594,561
Aurizon Holdings, Ltd.	211,925	721,154
AusNet Services	825,276	953,503
Australia & New Zealand Banking Group, Ltd	240,745	3,123,702
Brambles, Ltd.	171,445	1,299,963
Coca-Cola Amatil, Ltd.	97,127	585,041
Cochlear, Ltd.	6,454	847,339
Coles Group, Ltd.	92,790	1,103,028
Commonwealth Bank of Australia	161,162	7,783,210
Dexus, REIT	124,366	798,221
Fortescue Metals Group, Ltd.	222,650	2,164,530
Goodman Group, REIT	146,512	1,511,744
GPT Group, The, REIT	360,787	1,048,127
Insurance Australia Group, Ltd.	258,071	1,035,731
LendLease Group	61,950	535,449
Macquarie Group, Ltd.	31,186	2,588,193
National Australia Bank, Ltd.	298,607	3,784,057
Newcrest Mining, Ltd.	107,602	2,385,976
Stockland, REIT	309,024	716,565
Sydney Airport	205,399	810,625
Telstra Corp., Ltd.	383,198	831,781
Transurban Group	236,561	2,319,887
Vicinity Centres, REIT	418,262	419,226
		38,668,780
Austria: 0.5%
Andritz AG (a)	22,638	825,401
Erste Group Bank AG (a)	35,902	847,923
Voestalpine AG	47,671	1,029,474
		2,702,798
Belgium: 0.7%
KBC Group NV	16,547	950,645
Solvay SA	7,533	604,341
UCB SA	16,706	1,938,672
Umicore SA	15,056	710,704
		4,204,362
Denmark: 3.6%
Chr. Hansen Holding A/S	10,529	1,086,018
Coloplast A/S, Class B	9,867	1,537,949
Genmab A/S (a)	5,564	1,876,142
H Lundbeck A/S	26,352	995,695
Novo Nordisk A/S, Class B	141,421	9,213,258
Novozymes A/S, Class B	18,869	1,093,947

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal	Value
COMMON STOCKS, continued
Denmark, continued
Orsted A/S	17,681	$2,040,413
Vestas Wind Systems A/S	22,127	2,265,865
		20,109,287
Finland: 0.9%
Elisa OYJ	7,337	446,468
Metso Oyj (a)(b)	33,488	1,100,535
Orion OYJ, Class B	23,858	1,156,978
UPM-Kymmene OYJ	64,568	1,870,191
Wartsila OYJ Abp	44,301	367,480
		4,941,652
France: 10.1%
Accor SA (a)	28,593	780,349
Air Liquide SA	42,943	6,208,986
Atos SE (a)	8,301	711,670
AXA SA (a)	174,312	3,668,033
Bouygues SA	44,754	1,533,025
Carrefour SA	92,398	1,432,912
Cie de Saint-Gobain	50,206	1,811,479
Covivio, REIT	6,872	498,451
Credit Agricole SA (a)	150,639	1,430,420
Danone SA (a)	43,289	3,004,825
Dassault Systemes SA	13,621	2,364,508
EssilorLuxottica SA	28,068	3,609,779
Gecina SA, REIT	8,180	1,010,288
Getlink SE (a)	55,311	799,837
Kering SA	7,369	4,028,772
Klepierre SA, REIT (b)	45,935	918,186
L’Oreal SA (a)	22,774	7,350,225
Michelin (a)(b)	20,945	2,183,160
Natixis SA (a)	210,953	556,396
Orange SA	213,989	2,558,871
Publicis Groupe SA	13,805	448,455
Schneider Electric SE	56,092	6,239,484
SES SA	70,680	482,948
Teleperformance (a)	1,929	491,281
Ubisoft Entertainment SA (a)	9,994	827,607
Unibail-Rodamco-Westfield, REIT (b)	14,324	807,397
Valeo SA (a)	22,968	605,789
Wendel SA (a)	9,722	927,844
		57,290,977
Germany: 9.3%
adidas AG	16,069	4,236,616
Allianz SE	31,342	6,404,495
BASF SE	79,130	4,444,675

SEE NOTES TO FINANCIAL STATEMENTS	86

June 30, 2020
Schedules of Investments (Unaudited), continued

Pax MSCI EAFE ESG Leaders Index Fund, continued

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal	Value
COMMON STOCKS, continued
Germany, continued
Bayerische Motoren Werke AG	30,083	$1,920,518
Beiersdorf AG	4,809	546,851
Commerzbank AG	112,068	499,471
Delivery Hero SE (a)	11,405	1,172,060
Deutsche Boerse AG	13,902	2,515,938
Henkel AG & Co. KGaA	7,911	661,837
METRO AG	61,902	587,462
Muenchener Rueckversicherungs AG	13,050	3,398,152
SAP SE	104,052	14,545,366
Siemens AG	76,033	8,967,111
Symrise AG	16,015	1,871,299
Telefonica Deutschland Holding AG	198,451	585,269
		52,357,120
Hong Kong: 2.0%
BOC Hong Kong Holdings, Ltd.	524,057	1,677,974
Hang Seng Bank, Ltd.	99,900	1,682,542
HKT Trust & HKT, Ltd.	883,000	1,295,774
Hong Kong & China Gas Co., Ltd.	677,430	1,052,840
Hong Kong Exchanges and Clearing, Ltd.	83,699	3,564,882
MTR Corp., Ltd.	209,376	1,088,912
Swire Pacific, Ltd., Class A	66,000	350,775
Swire Properties, Ltd.	161,200	411,571
		11,125,270
Ireland: 0.8%
CRH PLC	67,467	2,322,231
Kerry Group PLC, Class A	19,131	2,376,591
		4,698,822
Israel: 0.2%
Bank Hapoalim BM	115,871	692,695
Bank Leumi Le-Israel BM	140,694	707,397
		1,400,092
Italy: 1.9%
Assicurazioni Generali SpA	129,843	1,972,349
CNH Industrial NV	85,902	603,514
Enel SpA	619,206	5,355,167
Intesa Sanpaolo SpA	1,396,596	2,683,824
		10,614,854
Japan: 26.4%
Aeon Co., Ltd.	65,500	1,523,826
Ajinomoto Co., Inc.	43,600	723,540
ANA Holdings, Inc. (a)	42,600	973,535

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal	Value
COMMON STOCKS, continued
Japan, continued
Asahi Kasei Corp.	127,000	$1,039,595
Astellas Pharma, Inc.	178,300	2,977,532
Bridgestone Corp. (b)	55,900	1,804,197
Central Japan Railway Co.	3,400	525,838
Chugai Pharmaceutical Co., Ltd.	66,300	3,549,698
Dai Nippon Printing Co., Ltd. (b)	50,700	1,165,611
Daifuku Co, Ltd. (b)	10,200	893,847
Daiichi Sankyo Co., Ltd.	48,700	3,983,252
Daiwa House Industry Co., Ltd.	48,500	1,145,322
Denso Corp.	44,200	1,733,393
East Japan Railway Co.	32,500	2,252,095
Eisai Co., Ltd.	25,200	2,002,112
Fast Retailing Co., Ltd.	6,000	3,448,629
Fujitsu, Ltd.	18,300	2,142,625
Hitachi Construction Machinery Co., Ltd.	16,400	455,574
Honda Motor Co., Ltd. (b)	121,200	3,101,950
Japan Retail Fund Investment Corp., REIT	819	1,024,387
JFE Holdings, Inc.	133,700	966,585
Kajima Corp.	102,900	1,230,360
Kao Corp.	45,500	3,610,781
KDDI Corp.	144,300	4,305,500
Keio Corp. (b)	8,400	480,733
Keyence Corp.	18,700	7,836,451
Kikkoman Corp.	20,200	975,611
Komatsu, Ltd.	113,200	2,318,395
Kubota Corp.	136,300	2,038,876
Kuraray Co., Ltd. (b)	98,300	1,028,682
Kyushu Railway Co.	18,100	470,306
Mitsubishi Chemical Holdings Corp.	119,600	697,467
Mitsubishi Estate Co., Ltd.	129,000	1,922,335
Mitsubishi UFJ Lease & Finance Co., Ltd.	119,200	568,804
Mitsui Fudosan Co., Ltd.	81,900	1,454,931
Miura Co., Ltd.	57,000	2,375,201
Mizuho Financial Group, Inc.	1,460,500	1,796,480
Murata Manufacturing Co., Ltd.	59,800	3,525,119
NEC Corp.	39,700	1,907,414
NGK Insulators, Ltd.	29,700	411,511

87	SEE NOTES TO FINANCIAL STATEMENTS

June 30, 2020
Schedules of Investments (Unaudited), continued

Pax MSCI EAFE ESG Leaders Index Fund, continued

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal	Value
COMMON STOCKS, continued
Japan, continued
NGK Spark Plug Co., Ltd.	16,300	$234,278
Nikon Corp.	60,000	503,899
Nintendo Co., Ltd.	7,100	3,174,187
Nippon Paint Holdings Co., Ltd. (b)	15,100	1,101,346
Nitto Denko Corp. (b)	12,400	702,958
Nomura Real Estate Master Fund, Inc., REIT	301	360,507
Nomura Research Institute, Ltd. (b)	27,900	762,025
NSK, Ltd.	36,200	270,147
NTT DOCOMO, Inc.	101,700	2,699,932
Obayashi Corp.	91,500	860,233
Odakyu Electric Railway Co., Ltd.	20,500	503,434
Omron Corp.	18,900	1,265,888
Ono Pharmaceutical Co., Ltd.	36,000	1,050,715
Oriental Land Co., Ltd.	22,600	2,986,500
ORIX Corp.	137,800	1,711,097
Osaka Gas Co., Ltd.	44,600	881,606
Panasonic Corp.	231,700	2,031,788
Park24 Co., Ltd.	50,600	867,539
Rakuten, Inc.	84,600	747,272
Recruit Holdings Co, Ltd.	129,400	4,450,088
Resona Holdings, Inc. (b)	206,600	706,963
Rohm Co., Ltd.	9,200	611,721
Santen Pharmaceutical Co., Ltd.	38,200	703,241
Secom Co., Ltd.	26,200	2,298,858
Sekisui Chemical Co., Ltd.	37,600	538,722
Sekisui House, Ltd.	64,500	1,231,444
Seven & i Holdings Co., Ltd.	65,300	2,136,193
Shimadzu Corp.	28,900	771,548
Shimizu Corp.	59,400	489,342
Shin-Etsu Chemical Co., Ltd.	23,300	2,734,523
Shiseido Co., Ltd.	34,400	2,191,989
Showa Denko KK (b)	41,200	929,943
Sompo Holdings, Inc.	30,200	1,039,646
Sony Corp.	109,700	7,572,605
Stanley Electric Co., Ltd.	13,300	321,961
Sumitomo Metal Mining Co., Ltd.	29,900	842,277
Sumitomo Mitsui Trust Holdings Inc	27,900	786,232

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal	Value
COMMON STOCKS, continued
Japan, continued
Suntory Beverage & Food, Ltd.	16,800	$655,506
Sysmex Corp.	14,500	1,113,044
T&D Holdings, Inc.	57,100	490,444
Taisei Corp.	21,600	787,236
Takeda Pharmaceutical Co., Ltd.	124,200	4,462,250
Tokyo Electron, Ltd.	10,500	2,590,810
Tokyo Gas Co., Ltd.	29,700	711,155
Tokyu Corp.	84,500	1,189,621
Toray Industries, Inc.	176,900	834,972
TOTO, Ltd.	18,300	703,606
Unicharm Corp.	39,100	1,603,588
West Japan Railway Co.	22,200	1,245,175
Yamada Denki Co., Ltd.	190,800	946,445
Yamaha Corp.	23,500	1,108,379
Yaskawa Electric Corp.	24,800	862,124
Yokogawa Electric Corp. (b)	23,100	361,946
		149,127,048
Netherlands: 7.0%
Aegon NV	432,602	1,278,756
Akzo Nobel NV	20,352	1,828,436
ASML Holding NV	43,245	15,819,575
ING Groep NV	304,242	2,120,841
Koninklijke Ahold Delhaize NV	116,263	3,168,638
Koninklijke Philips NV	92,427	4,311,507
NN Group NV	26,942	905,460
Prosus NV (a)	20,287	1,885,846
Unilever NV	123,001	6,558,132
Wolters Kluwer NV	23,424	1,829,548
		39,706,739
New Zealand: 0.5%
Auckland International Airport, Ltd.	177,462	754,703
Fisher & Paykel Healthcare Corp., Ltd.	48,472	1,116,639
Meridian Energy, Ltd.	137,382	428,262
Ryman Healthcare, Ltd.	43,647	370,300
		2,669,904
Norway: 0.7%
Mowi ASA	75,099	1,431,512
Norsk Hydro ASA	407,546	1,137,005
Telenor ASA	87,437	1,276,656
		3,845,173

SEE NOTES TO FINANCIAL STATEMENTS	88

June 30, 2020
Schedules of Investments (Unaudited), continued

Pax MSCI EAFE ESG Leaders Index Fund, continued

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal	Value
COMMON STOCKS, continued
Portugal: 0.4%
EDP - Energias de Portugal SA	357,813	$1,707,934
Jeronimo Martins SGPS SA (a)(b)	37,025	647,935
		2,355,869
Singapore: 1.4%
Ascendas Real Estate Investment Trust, REIT	172,600	396,015
CapitaLand Commercial Trust, REIT	357,200	437,163
CapitaLand Mall Trust, REIT	268,500	380,983
CapitaLand, Ltd. (a)	341,900	722,313
DBS Group Holdings, Ltd.	152,683	2,297,394
Jardine Cycle & Carriage, Ltd.	57,700	842,046
Keppel Corp., Ltd. (b)	163,100	702,459
Oversea-Chinese Banking Corp, Ltd.	41	267
Singapore Airlines, Ltd.	389,200	1,050,537
Singapore Telecommunications, Ltd.	696,400	1,238,824
		8,068,001
Spain: 2.6%
Banco Bilbao Vizcaya Argentaria SA	441,415	1,519,776
CaixaBank SA	293,862	628,655
Iberdrola SA	519,933	6,070,051
Industria de Diseno Textil SA	99,001	2,626,838
Naturgy Energy Group SA (b)	43,730	816,392
Red Electrica Corp. SA (b)	34,092	637,845
Telefonica SA	552,801	2,643,921
		14,943,478
Sweden: 3.1%
Assa Abloy AB, Class B	80,772	1,653,199
Atlas Copco AB, Class A	69,650	2,966,076
Atlas Copco AB, Class B	32,289	1,199,795
Boliden AB	43,112	988,836
Essity AB, Class B	42,436	1,375,834
Hennes & Mauritz AB, Class B (b)	80,183	1,170,374
Investment AB Latour, Class B (b)	24,400	443,012
Kinnevik AB, Class B	34,185	902,391
Sandvik AB	124,757	2,348,644
Skandinaviska Enskilda Banken AB, Class A (a)	72,523	629,539
Skanska AB, Class B	34,346	701,183
SKF AB, Class B	38,734	724,075

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal	Value
COMMON STOCKS, continued
Sweden, continued
Svenska Handelsbanken AB, Class A	103,180	$979,727
Tele2 AB, Class B	29,834	397,146
Telia Company AB	288,455	1,079,168
		17,558,999
Switzerland: 9.0%
ABB, Ltd.	183,594	4,164,448
Adecco Group AG	29,669	1,398,465
Alcon, Inc. (a)	45,153	2,594,457
Chocoladefabriken Lindt & Spruengli AG-PC	44	363,411
Chocoladefabriken Lindt & Spruengli AG-Reg	16	1,380,108
Givaudan SA	762	2,848,331
Kuehne & Nagel International AG (a)	9,206	1,533,430
Lonza Group AG	6,158	3,261,876
Roche Holding AG	58,296	20,196,622
SGS SA	617	1,511,430
Sika AG	13,756	2,651,776
Sonova Holding AG (a)	4,890	978,857
Swiss Re AG	26,389	2,046,058
Swisscom AG	2,008	1,052,997
Zurich Insurance Group AG	13,181	4,670,428
		50,652,694
United Kingdom: 11.0%
3i Group PLC	135,233	1,392,493
Associated British Foods PLC	38,625	913,257
Aviva PLC	434,714	1,473,409
Barratt Developments PLC	119,255	732,958
Berkeley Group Holdings PLC	12,172	626,861
British Land Co. PLC, The, REIT	122,428	585,630
BT Group PLC	756,663	1,070,110
Burberry Group PLC	47,855	945,619
Compass Group PLC	195,821	2,694,195
DCC PLC	10,059	839,360
Ferguson PLC	18,424	1,506,467
GlaxoSmithKline PLC	431,039	8,706,851
Informa PLC	119,603	691,514
InterContinental Hotels Group PLC	20,624	910,450
J Sainsbury PLC	419,501	1,085,651
JD Sports Fashion PLC	89,538	689,144
Legal & General Group PLC	727,726	1,983,960

89	SEE NOTES TO FINANCIAL STATEMENTS

June 30, 2020
Schedules of Investments (Unaudited), continued

Pax MSCI EAFE ESG Leaders Index Fund, continued

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal	Value
COMMON STOCKS, continued
United Kingdom, continued
London Stock Exchange Group PLC	26,884	$2,795,806
Mondi PLC	37,295	697,602
National Grid PLC	273,277	3,334,086
Pearson PLC	85,675	609,904
Prudential PLC	210,714	3,175,050
Reckitt Benckiser Group PLC	62,124	5,715,309
RELX PLC	147,067	3,403,978
RSA Insurance Group PLC	95,969	486,029
Smith & Nephew PLC	91,575	1,706,375
Spirax-Sarco Engineering, PLC	7,598	935,389
SSE PLC	73,846	1,250,444
Standard Chartered PLC	232,861	1,262,292
Standard Life Aberdeen PLC	224,518	743,985
Taylor Wimpey PLC	435,110	767,973
Tesco PLC	829,898	2,334,223
Unilever PLC	77,640	4,187,986
Whitbread PLC	16,184	445,263
Wm Morrison Supermarkets PLC	339,145	798,936
WPP PLC	103,087	803,699
		62,302,258
TOTAL COMMON STOCKS
(Cost $504,574,800)		559,344,177

PREFERRED STOCKS: 0.4%
Germany: 0.4%
Bayerische Motoren Werke AG	12,675	615,714
Henkel AG & Co. KGaA	6,400	597,080
Sartorius AG (a)	2,938	969,680
TOTAL PREFERRED STOCKS
(Cost $1,844,456)		2,182,474

MONEY MARKET: 0.7%
State Street Institutional U.S. Government Money Market Fund, 0.120% (c)(d)	4,248,133	4,248,133
(Cost $4,248,133)

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal	Value
SECURITIES PURCHASED WITH CASH COLLATERAL FROM SECURITIES LENDING: 1.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.129% (c)(d)	7,040,939	$7,040,939
(Cost $7,040,939)

TOTAL INVESTMENTS: 101.2%
(Cost $517,708,328)		572,815,723

PAYABLE UPON RETURN OF SECURITIES LOANED: -1.2%		(7,040,939)

OTHER ASSETS AND LIABILITIES — (NET): 0.0% (e)		(265,274)

NET ASSETS: 100.0%		$565,509,510

(a)	Security or partial position of this security was on loan as of June 30, 2020. The total market value of securities on loan as of June 30, 2020 was $14,232,467.
(b)	Non-income producing security.
(c)	Rate shown represents annualized 7-day yield as of June 30, 2020
(d)	Premier Class shares
(e)	Rounds to less than 0.05%.

REIT - Real Estate Investment Trust

SEE NOTES TO FINANCIAL STATEMENTS	90

June 30, 2020
Schedules of Investments (Unaudited), continued

Pax MSCI EAFE ESG Leaders Index Fund, continued

SUMMARY OF INVESTMENTS BY SECTOR

Sector	Value	Percent Of Net Assets
Communication Services	$28,520,730	5.0%
Consumer Discretionary	61,801,785	10.9%
Consumer Staples	61,627,819	10.9%
Financials	91,482,416	16.2%
Health Care	81,621,039	14.4%
Industrials	91,031,038	16.1%
Information Technology	55,216,668	9.8%
Materials	46,822,705	8.3%
Real Estate	17,455,585	3.1%
Utilities	25,946,865	4.6%
Money Market	4,248,133	0.7%
Other assets and liabilities (net)	(265,273)	-0.0%*
Total	$565,509,510	100.0%

*	Rounds to less than 0.05%.

91	SEE NOTES TO FINANCIAL STATEMENTS

June 30, 2020
Schedules of Investments (Unaudited), continued

Pax Core Bond Fund

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal	Value
BONDS: 98.4%
COMMUNITY INVESTMENT NOTES: 0.1%
CINI Investment Note, 2.000%, 10/31/20 (a)(b)	$286,933	$286,933
Envest Microfinance Fund, LLC, Sr. Note, Series A, 4.000%, 09/15/20 (a)	100,000	99,490
TOTAL COMMUNITY INVESTMENT NOTES
(Cost $386,933)		386,423

CORPORATE BONDS: 37.8%
Communication Services: 3.5%
AT&T, Inc., 3.600%, 02/17/23	2,000,000	2,148,241
AT&T, Inc., 4.300%, 02/15/30	1,000,000	1,172,871
AT&T, Inc., 2.750%, 06/01/31	2,000,000	2,087,195
CCO Holdings, LLC/Capital Corp., 144A, 4.750%, 03/01/30 (c)	1,000,000	1,024,720
Charter Communications Operating, LLC/Capital, 5.050%, 03/30/29	1,000,000	1,181,241
Discovery Communications, LLC, 3.950%, 03/20/28	1,500,000	1,677,266
Discovery Communications, LLC, 4.125%, 05/15/29	500,000	571,310
Level 3 Financing, Inc., 144A, 3.400%, 03/01/27 (c)	500,000	529,888
Level 3 Financing, Inc., 144A, 3.875%, 11/15/29 (c)	1,000,000	1,056,635
T-Mobile USA, Inc., 144A, 3.500%, 04/15/25 (c)	1,500,000	1,635,398
TWDC Enterprises 18 Corp., 3.750%, 06/01/21	2,026,000	2,089,885
Verizon Communications, Inc., 3.875%, 02/08/29	3,000,000	3,550,850
Verizon Communications, Inc., 4.500%, 08/10/33	1,000,000	1,246,934
Virgin Media Secured Finance PLC, 144A, 5.500%, 08/15/26 (c)	2,000,000	2,051,690
Walt Disney Co., The, 1.750%, 08/30/24	2,000,000	2,074,105
		24,098,229

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal	Value
BONDS, continued
CORPORATE BONDS, continued
Consumer Discretionary: 2.2%
Amazon.com, Inc., 2.800%, 08/22/24	$1,000,000	$1,087,138
Amazon.com, Inc., 1.200%, 06/03/27	1,000,000	1,016,079
Amazon.com, Inc., 2.500%, 06/03/50	1,000,000	1,031,996
Dollar General Corp., 4.125%, 05/01/28	1,000,000	1,171,122
eBay, Inc., 2.750%, 01/30/23	1,000,000	1,045,473
Home Depot, Inc., The, 2.800%, 09/14/27	2,000,000	2,223,859
Home Depot, Inc., The, 2.950%, 06/15/29	1,000,000	1,125,464
Ross Stores, Inc., 3.375%, 09/15/24	2,000,000	2,148,238
Sirius XM Radio, Inc., 144A, 4.625%, 07/15/24 (c)	1,000,000	1,026,860
Starbucks Corp., 4.450%, 08/15/49	2,000,000	2,421,036
TJX Cos, Inc., The, 2.250%, 09/15/26	1,000,000	1,070,234
		15,367,499
Consumer Staples: 2.6%
Albertsons Cos., LLC/Safeway, Inc., 144A, 3.500%, 02/15/23 (c)	1,000,000	1,013,500
Campbell Soup Co., 2.375%, 04/24/30	1,000,000	1,037,976
Capital Impact Partners, 2.300%, 10/15/24 (a)	500,000	513,959
Clorox Co., The, 1.800%, 05/15/30	1,500,000	1,516,864
Constellation Brands, Inc., 3.200%, 02/15/23	2,000,000	2,120,802
CVS Health Corp., 3.625%, 04/01/27	1,000,000	1,124,649
CVS Health Corp., 3.250%, 08/15/29	500,000	553,513
CVS Health Corp., 3 month LIBOR + 0.63%, 4.300%, 03/25/28	1,000,000	1,170,330
General Mills, Inc., 2.875%, 04/15/30	1,000,000	1,091,068

SEE NOTES TO FINANCIAL STATEMENTS	92

June 30, 2020
Schedules of Investments (Unaudited), continued

Pax Core Bond Fund, continued

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal	Value
BONDS, continued
CORPORATE BONDS, continued
Consumer Staples, continued
Kellogg Co., 2.100%, 06/01/30	$1,000,000	$1,015,150
Keurig Dr Pepper, Inc., 3.200%, 05/01/30	1,000,000	1,114,797
PepsiCo, Inc., 3.500%, 07/17/25	1,000,000	1,129,862
PepsiCo, Inc., 2.875%, 10/15/49	1,000,000	1,084,891
Raza Development Fund, Inc., 3.534%, 07/01/34	1,000,000	1,167,223
Sysco Corp., 2.400%, 02/15/30	2,500,000	2,476,537
		18,131,121
Energy: 0.3%
MidAmerican Energy Co., 3.100%, 05/01/27	1,000,000	1,125,005
MidAmerican Energy Co., 3.650%, 04/15/29	1,000,000	1,194,374
		2,319,379
Financials: 13.4%
Aflac, Inc., 3.600%, 04/01/30	1,000,000	1,165,166
Allstate Corp., The, 3.850%, 08/10/49	1,000,000	1,209,461
Allstate Corp., The, 3 month LIBOR + 0.43%, 0.736%, 03/29/21 (d)	1,000,000	1,001,602
Bank of America Corp., 3.499%, 05/17/22 (d)	3,000,000	3,073,390
Bank of America Corp., 1.486%, 05/19/24 (d)	1,650,000	1,677,474
Bank of America Corp., 3.559%, 04/23/27 (d)	1,000,000	1,116,672
Bank of Montreal, 2.050%, 11/01/22	1,000,000	1,033,380
Bank of New York Mellon Corp., The, 1.850%, 01/27/23	250,000	258,649
Bank of New York Mellon Corp., The, 3.400%, 01/29/28	1,000,000	1,149,670
BlackRock, Inc., 3.250%, 04/30/29	2,000,000	2,301,696

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal	Value
BONDS, continued
CORPORATE BONDS, continued
Financials, continued
BlueHub Loan Fund, Inc., 2.890%, 01/01/27	$1,000,000	$1,011,381
Calvert Impact Capital, Inc., 3.000%, 03/14/25	2,000,000	2,000,000
Charles Schwab Corp., The, 3.550%, 02/01/24	1,000,000	1,097,326
Chubb INA Holdings, Inc., 3.350%, 05/03/26	1,000,000	1,140,545
CIT Bank NA, 2.969%, 09/27/25 (d)	2,000,000	1,874,690
Digital Realty Trust LP, 3.950%, 07/01/22	1,750,000	1,855,386
Discover Bank, 3.200%, 08/09/21	1,000,000	1,022,416
Discover Bank, 2.450%, 09/12/24	1,000,000	1,048,784
Fifth Third Bancorp, 1.625%, 05/05/23	1,500,000	1,539,600
Fifth Third Bank, 2.250%, 02/01/27	1,000,000	1,062,228
Ford Motor Credit Co., LLC, 2.343%, 11/02/20	1,000,000	995,625
Ford Motor Credit Co., LLC, 3.810%, 01/09/24	1,000,000	964,050
Ford Motor Credit Co., LLC, 3 month LIBOR + 0.83%, 2.183%, 04/05/21 (d)	1,086,000	1,042,392
ING Groep NV, 144A, 4.625%, 01/06/26 (c)	2,000,000	2,346,751
JPMorgan Chase & Co., 2.972%, 01/15/23	2,000,000	2,071,404
KeyCorp., 2.250%, 04/06/27	1,000,000	1,050,065
Kreditanstalt fuer Wiederaufbau, 3.125%, 12/15/21	7,000,000	7,293,430
Kreditanstalt fuer Wiederaufbau, 2.125%, 06/15/22	1,000,000	1,037,216
Kreditanstalt fuer Wiederaufbau, 2.375%, 12/29/22	3,000,000	3,159,067

93	SEE NOTES TO FINANCIAL STATEMENTS

June 30, 2020
Schedules of Investments (Unaudited), continued

Pax Core Bond Fund, continued

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal	Value
BONDS, continued
CORPORATE BONDS, continued
Financials, continued
Kreditanstalt fuer Wiederaufbau, 2.625%, 02/28/24	$5,000,000	$5,420,407
Kreditanstalt fuer Wiederaufbau, 2.000%, 05/02/25 (e)	3,000,000	3,224,306
MetLife, Inc., 4.875%, 11/13/43	1,000,000	1,305,901
Metropolitan Life Global Funding I, 144A, 0.900%, 06/08/23 (c)	2,000,000	2,012,155
Metropolitan Life Global Funding I, 144A, 0.950%, 07/02/25 (c)	3,000,000	3,006,929
Morgan Stanley, 3.625%, 01/20/27	2,000,000	2,260,079
PNC Bank NA, 3.100%, 10/25/27 (e)	1,000,000	1,122,408
PNC Financial Services Group, Inc., The, 2.200%, 11/01/24	3,000,000	3,182,637
PNC Financial Services Group, Inc., The, 3.450%, 04/23/29	500,000	575,316
Progressive Corp., The, 3.200%, 03/26/30	1,500,000	1,709,869
Prudential Financial, Inc., 1.500%, 03/10/26	250,000	255,618
Prudential Financial, Inc., 4.350%, 02/25/50	1,000,000	1,202,829
Raymond James Financial, Inc., 3.625%, 09/15/26	1,000,000	1,112,038
Regions Financial Corp., 3.800%, 08/14/23	1,500,000	1,632,158
Royal Bank of Canada, 1.150%, 06/10/25	2,000,000	2,004,875
Royal Bank of Scotland Group, PLC, 2.359%, 05/22/24 (d)	2,000,000	2,054,721
Toronto-Dominion Bank, The, 1.850%, 09/11/20	2,000,000	2,006,010
Toronto-Dominion Bank, The, 1.900%, 12/01/22	500,000	516,500

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal	Value
BONDS, continued
CORPORATE BONDS, continued
Financials, continued
Toronto-Dominion Bank, The, 2.650%, 06/12/24	$1,000,000	$1,070,688
Toyota Motor Credit Corp., 3.450%, 09/20/23	3,000,000	3,262,838
Toyota Motor Credit Corp., 2.150%, 02/13/30	500,000	526,580
Travelers Cos, Inc., The, 3.750%, 05/15/46	1,000,000	1,177,874
Travelers Cos, Inc., The, 4.100%, 03/04/49	1,000,000	1,260,448
USAA Capital Corp., 144A, 1.500%, 05/01/23 (c)(e)	2,500,000	2,566,018
USAA Capital Corp., 144A, 2.125%, 05/01/30 (c)	1,000,000	1,031,161
		93,099,879
Health Care: 4.1%
Abbott Laboratories, 3.750%, 11/30/26	1,133,000	1,319,320
Abbott Laboratories, 1.150%, 01/30/28	1,000,000	1,003,365
AbbVie, Inc., 144A, 2.150%, 11/19/21 (c)	1,000,000	1,019,223
AbbVie, Inc., 144A, 3.200%, 11/21/29 (c)	1,000,000	1,104,791
Amgen, Inc., 3.625%, 05/22/24	2,000,000	2,194,387
Amgen, Inc., 1.900%, 02/21/25	500,000	522,781
Anthem, Inc., 2.375%, 01/15/25	1,000,000	1,062,021
Anthem, Inc., 4.101%, 03/01/28	1,000,000	1,173,434
Anthem, Inc., 2.250%, 05/15/30	1,000,000	1,027,217
Becton Dickinson & Co., 3.363%, 06/06/24	1,000,000	1,079,849
Becton Dickinson & Co., 3.700%, 06/06/27	1,000,000	1,118,377
Biogen, Inc., 2.250%, 05/01/30	1,000,000	1,010,328
Bristol-Myers Squibb Co., 144A, 2.900%, 07/26/24 (c)	2,000,000	2,165,941

SEE NOTES TO FINANCIAL STATEMENTS	94

June 30, 2020
Schedules of Investments (Unaudited), continued

Pax Core Bond Fund, continued

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal	Value
BONDS, continued
CORPORATE BONDS, continued
Health Care, continued
Centene Corp., 4.250%, 12/15/27	$1,000,000	$1,034,225
Kaiser Foundation Hospitals, 3.266%, 11/01/49	1,000,000	1,122,481
Merck & Co., Inc., 2.800%, 05/18/23	1,000,000	1,065,985
Merck & Co., Inc., 3.400%, 03/07/29	1,000,000	1,154,697
Merck & Co., Inc., 1.450%, 06/24/30	1,000,000	1,000,244
Merck & Co., Inc., 2.350%, 06/24/40	1,000,000	1,019,957
Quest Diagnostics, Inc., 3.450%, 06/01/26	1,000,000	1,123,962
UnitedHealth Group, Inc., 2.375%, 10/15/22	2,000,000	2,093,306
UnitedHealth Group, Inc., 1.250%, 01/15/26	500,000	509,620
UnitedHealth Group, Inc., 2.750%, 05/15/40	500,000	536,079
Zoetis, Inc., 3.000%, 09/12/27	1,000,000	1,105,155
Zoetis, Inc., 3.900%, 08/20/28	1,000,000	1,179,367
		28,746,112
Industrials: 3.3%
Ashtead Capital, Inc., 144A, 4.000%, 05/01/28 (c)	1,000,000	997,500
Burlington Northern Santa Fe, LLC, 3.550%, 02/15/50	1,000,000	1,162,997
Caterpillar, Inc., 2.600%, 04/09/30 (e)	1,000,000	1,089,029
Cummins, Inc., 7.125%, 03/01/28 (e)	1,000,000	1,317,007
John Deere Capital Corp., 2.050%, 01/09/25 (e)	1,000,000	1,057,362
Masco Corp., 4.375%, 04/01/26	1,000,000	1,143,243
Mueller Water Products, Inc., 144A, 5.500%, 06/15/26 (c)	1,000,000	1,038,560
Roper Technologies, Inc., 2.000%, 06/30/30	1,500,000	1,503,105

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal	Value
BONDS, continued
CORPORATE BONDS, continued
Industrials, continued
Standard Industries, Inc., 144A, 6.000%, 10/15/25 (c)	$1,000,000	$1,032,385
Standard Industries, Inc., 144A, 4.750%, 01/15/28 (c)	1,000,000	1,016,655
Standard Industries, Inc., 144A, 4.375%, 07/15/30 (c)	1,000,000	1,000,000
Tesla Energy Operations, Inc., 4.700%, 05/29/25 (a)	2,000,000	2,135,408
Union Pacific Corp., 3.700%, 03/01/29	1,000,000	1,166,066
Union Pacific Corp., 2.400%, 02/05/30	500,000	533,794
United Rentals North America, Inc., 5.250%, 01/15/30	2,000,000	2,069,630
Waste Management, Inc., 3.150%, 11/15/27	2,500,000	2,800,286
Waste Management, Inc., 3.450%, 06/15/29 (e)	500,000	515,423
Xylem, Inc., 1.950%, 01/30/28	1,500,000	1,515,989
		23,094,439
Information Technology: 3.4%
Adobe, Inc., 2.150%, 02/01/27	1,500,000	1,611,695
Analog Devices, Inc., 2.950%, 04/01/25	1,000,000	1,084,512
Apple, Inc., 2.850%, 02/23/23	1,000,000	1,062,318
Apple, Inc., 3.000%, 06/20/27	2,500,000	2,801,248
Fiserv, Inc., 2.250%, 06/01/27	1,000,000	1,047,333
Gartner, Inc., 144A, 4.500%, 07/01/28 (c)	1,000,000	1,014,200
Intel Corp., 3.400%, 03/25/25	500,000	561,557
MasterCard, Inc., 3.300%, 03/26/27	500,000	567,142
MasterCard, Inc., 3.500%, 02/26/28	1,000,000	1,150,139
MasterCard, Inc., 2.950%, 06/01/29	500,000	562,568

95	SEE NOTES TO FINANCIAL STATEMENTS

June 30, 2020
Schedules of Investments (Unaudited), continued

Pax Core Bond Fund, continued

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal	Value
BONDS, continued
CORPORATE BONDS, continued
Information Technology, continued
Microsoft Corp., 2.875%, 02/06/24	$1,000,000	$1,078,468
Microsoft Corp., 2.400%, 08/08/26	2,000,000	2,184,706
NetApp, Inc., 3.250%, 12/15/22	671,000	699,148
NetApp, Inc., 1.875%, 06/22/25	1,000,000	1,015,432
NXP BV/Funding, LLC/USA, Inc., 144A, 3.400%, 05/01/30 (c)	1,000,000	1,078,160
salesforce.com, Inc., 3.700%, 04/11/28	3,000,000	3,504,405
Texas Instruments, Inc., 1.375%, 03/12/25	500,000	513,630
Visa, Inc., 3.650%, 09/15/47	2,000,000	2,436,560
		23,973,221
Materials: 0.1%
Owens-Brockway Glass Container, Inc., 144A, 6.625%, 05/13/27 (c)	500,000	520,938

Real Estate: 2.3%
Alexandria Real Estate Equities, Inc., 4.000%, 01/15/24	2,000,000	2,212,935
American Tower Corp., 1.300%, 09/15/25	500,000	502,208
American Tower Corp., 2.100%, 06/15/30	250,000	251,163
American Tower Corp., REIT, 2.400%, 03/15/25	500,000	528,437
Boston Properties, LP, 3.400%, 06/21/29	2,000,000	2,209,150
Crown Castle International Corp., 3.300%, 07/01/30	500,000	551,082
Equinix, Inc., 1.250%, 07/15/25	500,000	502,375
Equinix, Inc., 5.875%, 01/15/26	300,000	316,413
Equinix, Inc., 5.375%, 05/15/27	1,000,000	1,093,315

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal	Value
BONDS, continued
CORPORATE BONDS, continued
Real Estate, continued
HAT Holdings I, LLC/HAT Holdings II, LLC, 144A, 5.250%, 07/15/24 (c)	$1,000,000	$1,021,980
HAT Holdings I, LLC/HAT Holdings II, LLC, 144A, 6.000%, 04/15/25 (c)	1,000,000	1,049,375
Host Hotels & Resorts, LP, 3.375%, 12/15/29	1,000,000	957,006
Iron Mountain US Holdings, Inc., 144A, 5.375%, 06/01/26 (c)	1,000,000	1,008,560
Iron Mountain, Inc., 144A, 4.875%, 09/15/27 (c)	1,000,000	977,095
Service Properties Trust, 7.500%, 09/15/25	500,000	527,310
Starwood Property Trust, Inc., 3.625%, 02/01/21	1,000,000	986,125
Welltower, Inc., 2.700%, 02/15/27	1,000,000	1,040,144
		15,734,673
Utilities: 2.6%
American Water Capital Corp., 2.800%, 05/01/30	3,000,000	3,280,570
Avangrid, Inc., 3.200%, 04/15/25	2,000,000	2,189,667
CenterPoint Energy Houston Electric LLC, 2.250%, 08/01/22	1,000,000	1,029,370
Consolidated Edison Co. of New York, Inc., 3.350%, 04/01/30	1,000,000	1,137,994
DTE Electric Co., 3.950%, 03/01/49	2,000,000	2,440,068
Niagara Mohawk Power Corp., 144A, 1.960%, 06/27/30 (c)	2,000,000	2,016,556
NSTAR Electric Co., 3.250%, 05/15/29	3,000,000	3,408,941
Southern Power Co., 4.150%, 12/01/25	1,000,000	1,143,816

SEE NOTES TO FINANCIAL STATEMENTS	96

June 30, 2020
Schedules of Investments (Unaudited), continued

Pax Core Bond Fund, continued

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal	Value
BONDS, continued
CORPORATE BONDS, continued
Utilities, continued
Southwestern Public Service Co., 3.150%, 05/01/50	$1,500,000	$1,617,876
		18,264,858
TOTAL CORPORATE BONDS
(Cost $245,057,923)		263,350,348

U.S. GOVERNMENT AGENCY BONDS: 1.3%
Agency Securities: 1.3%
North American Development Bank, 2.400%, 10/26/22	2,000,000	2,069,964
United States International Development Finance Corp., 0.000%, 08/21/21	1,000,000	1,018,330
United States International Development Finance Corp., 0.380%, 09/15/26 (d)	2,000,000	2,001,250
United States International Development Finance Corp., 0.340%, 03/15/30 (d)	2,000,000	2,001,250
United States International Development Finance Corp., 3.520%, 09/20/32	1,750,000	1,993,509
TOTAL U.S. GOVERNMENT AGENCY BONDS
(Cost $8,696,377)		9,084,303

SUPRANATIONAL BONDS: 8.7%
European Bank for Reconstruction & Development, 0.250%, 07/10/23	3,000,000	2,999,460
European Bank for Reconstruction & Development, 1.625%, 09/27/24	3,000,000	3,150,747
European Investment Bank, 2.375%, 05/13/21	2,000,000	2,036,581
European Investment Bank, 2.500%, 03/15/23	5,000,000	5,304,915

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal	Value
BONDS, continued
SUPRANATIONAL BONDS, continued
European Investment Bank, 0.250%, 09/15/23	$7,000,000	$6,997,310
European Investment Bank, 3.125%, 12/14/23	3,000,000	3,292,993
European Investment Bank, 3.250%, 01/29/24	8,000,000	8,843,447
Inter-American Development Bank, 1.750%, 03/14/25	3,000,000	3,178,463
Inter-American Development Bank, 0.625%, 07/15/25	3,000,000	3,018,194
International Bank for Reconstruction & Development, 2.530%, 03/11/22	4,000,000	4,145,614
International Bank for Reconstruction & Development, 2.125%, 07/01/22	2,000,000	2,074,088
International Bank for Reconstruction & Development, 1.625%, 01/15/25	8,000,000	8,427,990
International Bank for Reconstruction & Development, 0.625%, 04/22/25	5,000,000	5,042,825
International Bank for Reconstruction & Development, 2.750%, 05/31/36	2,000,000	2,013,972
TOTAL SUPRANATIONAL BONDS
(Cost $59,300,626)		60,526,599

MUNICIPAL BONDS: 3.2%
California Health Facilities Financing Authority, 1.970%, 06/01/23	500,000	509,875
City & County of Honolulu HI, 3.138%, 10/01/32	1,000,000	1,076,500
City & County of Honolulu HI, 3.974%, 09/01/35	1,475,000	1,716,325

97	SEE NOTES TO FINANCIAL STATEMENTS

June 30, 2020
Schedules of Investments (Unaudited), continued

Pax Core Bond Fund, continued

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal	Value
BONDS, continued
MUNICIPAL BONDS, continued
City & County of San Francisco CA Community Facilities District No 2014-1, 4.221%, 09/01/39	$1,000,000	$1,102,410
City & County of San Francisco CA Community Facilities District No 2014-1, 4.000%, 09/01/48	1,200,000	1,268,736
City of Los Angeles CA Wastewater System Revenue, 3.144%, 06/01/26	2,000,000	2,190,060
City of Los Angeles CA Wastewater System Revenue, 4.029%, 06/01/39	1,020,000	1,120,735
Ford Foundation, The, 2.415%, 06/01/50	750,000	772,721
President & Fellows of Harvard College, 2.517%, 10/15/50	500,000	519,512
Santa Clara Valley Water District, 3.369%, 06/01/27	1,305,000	1,428,257
State of California, 7.550%, 04/01/39	2,000,000	3,570,180
State of Oregon, 3.227%, 05/01/24	1,000,000	1,094,820
Trustees of Princeton University, The, 2.516%, 07/01/50	1,000,000	1,041,800
University of Massachusetts Building Authority, 6.573%, 05/01/39	125,000	125,489
University of Massachusetts Building Authority, 5.450%, 11/01/40	1,225,000	1,702,272
Virginia Resources Authority, 5.790%, 11/01/40	2,655,000	2,697,639
TOTAL MUNICIPAL BONDS
(Cost $20,180,483)		21,937,331

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal	Value
BONDS, continued
U.S. TREASURY NOTES: 14.0%
1.250%, 07/15/20 (TIPS)	$4,703,600	$4,704,146
2.750%, 09/30/20 (e)	3,000,000	3,019,227
0.125%, 04/15/21 (TIPS)	3,246,060	3,261,497
0.125%, 04/15/22 (TIPS)	6,326,940	6,419,467
0.125%, 07/15/24 (TIPS)	4,320,080	4,513,073
1.500%, 10/31/24	9,000,000	9,488,320
0.625%, 01/15/26 (TIPS)	3,237,810	3,506,464
2.250%, 03/31/26	7,000,000	7,747,305
0.375%, 07/15/27 (TIPS)	7,338,450	7,978,088
0.625%, 05/15/30 (e)	6,000,000	5,984,297
5.000%, 05/15/37	2,000,000	3,281,602
4.500%, 05/15/38 (e)	2,000,000	3,156,719
1.125%, 05/15/40	11,000,000	10,900,527
1.000%, 02/15/48 (TIPS)	1,039,940	1,375,103
1.250%, 05/15/50 (e)	23,000,000	22,105,156
TOTAL U.S. TREASURY NOTES
(Cost $93,849,141)		97,440,991

ASSET-BACKED SECURITIES: 6.9%
Aqua Finance Trust 2019-A, 144A, 3.140%, 07/16/40 (c)	765,359	764,620
Bayview Opportunity Master Fund IVa Trust 2016, 144A, 4.000%, 04/28/55 (c)	988,496	1,016,705
Carmax Auto Owner Trust 2019-4, 2.800%, 04/15/26	2,000,000	1,943,308
Commonbond Student Loan Trust 2016-B, 144A, 2.730%, 10/25/40 (c)	536,247	546,229
Commonbond Student Loan Trust 2018-C-GS, 144A, 3.870%, 02/25/46 (c)	1,845,589	1,919,456
Commonbond Student Loan Trust 2019-A-GS, 144A, 2.540%, 01/25/47 (c)	1,681,293	1,748,332
Commonbond Student Loan Trust 2020-A-GS, 144A, 1.980%, 08/25/50 (c)	500,000	505,201
Dell Equipment Finance Trust 2019-1, 144A, 3.450%, 03/24/25 (c)	1,305,000	1,303,154
Drive Auto Receivables Trust, 4.090%, 01/15/26	2,000,000	2,048,868

SEE NOTES TO FINANCIAL STATEMENTS	98

June 30, 2020
Schedules of Investments (Unaudited), continued

Pax Core Bond Fund, continued

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal	Value
BONDS, continued
ASSET-BACKED SECURITIES, continued
Mastr Asset Backed Securities Trust 2007-NCW, 1 month LIBOR + 0.60%, 144A, 0.768%, 05/25/37 (a)(c)(d)	$1,338,725	$1,251,448
Mill City Mortgage Trust 2015-1, 144A, 3.761%, 06/25/56 (c)(d)	2,000,000	2,098,025
Mill City Solar Loan 2019-1, Ltd., 144A, 4.340%, 03/20/43 (c)	780,443	816,063
Mill City Solar Loan 2019-2, Ltd., 144A, 3.690%, 07/20/43 (c)	856,918	866,705
Mosaic Solar Loan Trust 2018-1, 144A, 4.010%, 06/22/43 (c)	1,200,958	1,217,536
Mosaic Solar Loan Trust 2019-2, 144A, 2.880%, 09/20/40 (c)	765,944	762,547
Mosaic Solar Loan Trust 2020-1, 144A, 2.100%, 04/20/46 (c)	523,000	527,413
Mosaic Solar Loans 2017-1 LLC, 144A, 4.450%, 06/20/42 (c)	841,227	860,697
Mosaic Solar Loans 2017-2 LLC, 144A, 3.820%, 06/22/43 (c)	801,587	827,514
Mosaic Solar Loans 2017-2 LLC, 144A, 2.000%, 06/22/43 (c)	1,401,735	1,311,197
Navistar Financial Dealer Note Master Owner Trust II, 1 month LIBOR + 1.05%, 144A, 1.218%, 09/25/23 (c)(d)	2,890,000	2,872,111
Santander Drive Auto Receivables Trust 2018-5, 4.190%, 12/16/24	1,250,000	1,288,494
SoFi Professional Loan Program 2015-d, LLC, 144A, 3.590%, 10/26/37 (c)	1,245,203	1,263,090

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal	Value
BONDS, continued
ASSET-BACKED SECURITIES, continued
SoFi Professional Loan Program 2017-B, LLC, 144A, 3.700%, 05/25/40 (c)(d)	$1,900,000	$1,983,608
SoFi Professional Loan Program 2017-F, LLC, 144A, 3.620%, 01/25/41 (c)	1,300,000	1,358,520
SoFi Professional Loan Program 2018-B Trust, 144A, 3.340%, 08/25/47 (c)	2,000,000	2,069,822
SoFi Professional Loan Program 2019-A, LLC, 144A, 3.180%, 06/15/48 (c)	299,323	301,316
SoFi Professional Loan Program 2020-A Trust, 144A, 2.540%, 05/15/46 (c)	2,000,000	2,074,996
Sunnova Sol Issuer, LLC, 144A, 3.350%, 02/01/55 (c)	999,062	980,442
Sunrun Athena Issuer 2018-1, LLC, 144A, 5.310%, 04/30/49 (c)	961,012	912,275
Sunrun Atlas Issuer 2019-2, LLC, 144A, 3.610%, 02/01/55 (c)	988,576	980,847
Tesla Auto Lease Trust 2018-B, 144A, 3.710%, 08/20/21 (c)	1,194,210	1,211,608
Tesla Auto Lease Trust 2018-B, 144A, 5.290%, 11/22/21 (c)	2,000,000	2,047,760
Tesla Auto Lease Trust 2019-A, 144A, 2.410%, 12/20/22 (c)	1,015,000	1,029,906
Towd Point Mortgage Trust 2015-2, 1 month LIBOR + 0.60%, 144A, 3.750%, 11/25/57 (c)(d)	1,000,000	1,052,470

99	SEE NOTES TO FINANCIAL STATEMENTS

June 30, 2020
Schedules of Investments (Unaudited), continued

Pax Core Bond Fund, continued

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal	Value
BONDS, continued
ASSET-BACKED SECURITIES, continued
Towd Point Mortgage Trust 2015-2, 144A, 3.745%, 11/25/60 (c)(d)	$2,000,000	$2,115,316
Towd Point Mortgage Trust 2017-6, 144A, 3.000%, 10/25/57 (c)(d)	1,000,000	1,046,005
Vivint Solar Financing V, LLC, 144A, 4.730%, 04/30/48 (c)	967,787	910,889
TOTAL ASSET-BACKED SECURITIES
(Cost $47,427,857)		47,834,493

MORTGAGE-BACKED SECURITIES: 26.4%
Ginnie Mae (Mortgage-Backed): 1.1%
1.550%, 06/16/36	2,048,899	2,054,297
3.020%, 09/15/41	1,795,110	1,949,966
2.891%, 09/16/50 (d)	2,000,000	2,109,340
2.704%, 03/16/55 (d)	1,642,741	1,751,270
		7,864,873
Freddie Mac (Mortgage-Backed): 9.3%
4.000%, 06/01/26	1,607,856	1,706,040
2.939%, 04/25/29	3,000,000	3,414,239
2.412%, 08/25/29	2,000,000	2,204,451
3.000%, 07/01/33	1,367,636	1,454,771
4.500%, 01/01/34	1,428,947	1,518,391
3.500%, 01/01/34	1,203,142	1,287,798
3.000%, 12/01/34	1,844,832	1,942,579
4.000%, 10/01/35	2,202,807	2,372,773
3.500%, 04/01/42	1,004,222	1,098,026
3.500%, 01/01/44	1,567,256	1,714,071
3.500%, 02/01/45	1,625,982	1,806,023
3.000%, 06/01/46	1,910,353	2,084,007
3.000%, 01/01/47	2,394,957	2,589,019
4.000%, 08/01/47	1,103,394	1,176,024
3.500%, 08/01/47	2,112,995	2,240,850
3.500%, 09/01/47	1,478,715	1,568,095
3.500%, 10/01/47	2,251,770	2,387,298
3.500%, 12/01/47	1,533,245	1,625,650
3.500%, 03/01/48	1,977,765	2,084,176
4.000%, 04/01/48	4,005,003	4,273,752
3.500%, 05/01/48	1,853,047	1,955,025
3.500%, 06/01/49	1,893,036	1,996,728
3.000%, 12/01/49	3,255,165	3,435,586
3.000%, 02/01/50	6,820,778	7,231,382
3.000%, 03/01/50	2,895,549	3,056,655

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal	Value
BONDS, continued
MORTGAGE-BACKED SECURITIES, continued
Freddie Mac (Mortgage-Backed), continued
3.268%, 03/25/50, 144A (c)(d)	$2,000,000	$1,940,242
2.500%, 05/01/50	2,478,468	2,587,549
1.671%, 06/25/50, 144A (c)(d)	2,000,000	2,000,000
		64,751,200
Fannie Mae (Mortgage-Backed): 13.8%
2.801%, 02/25/27 (d)	2,820,000	3,104,141
3.270%, 09/01/27	2,319,251	2,440,368
2.902%, 01/25/28 (d)	1,900,000	2,123,252
3.325%, 06/25/28 (d)	2,000,000	2,292,925
3.555%, 09/25/28 (d)	2,034,000	2,394,734
3.660%, 01/01/29	1,956,889	2,053,754
2.937%, 04/25/29	2,000,000	2,217,927
1.435%, 10/25/29	2,500,000	2,581,907
3.500%, 07/01/35	1,363,988	1,460,043
3.500%, 09/01/37	1,194,135	1,270,252
4.000%, 03/01/38	2,063,282	2,223,333
3.500%, 09/01/39	1,669,821	1,757,072
4.000%, 02/01/41	2,749,342	3,027,624
4.000%, 01/01/42	2,661,537	2,929,145
3.500%, 01/01/43	2,993,760	3,235,876
3.500%, 08/01/45	1,963,919	2,147,959
4.000%, 09/01/45	1,390,610	1,520,154
4.000%, 10/01/45	1,205,333	1,305,386
3.500%, 10/01/45	1,570,640	1,689,269
4.000%, 11/01/45	3,014,558	3,262,239
4.000%, 06/01/46	1,265,815	1,361,393
3.000%, 06/01/46	2,672,820	2,833,819
4.000%, 07/01/46	1,734,401	1,891,793
4.500%, 09/01/46	1,655,659	1,842,212
3.000%, 10/01/46	1,277,791	1,353,977
4.000%, 01/01/47	1,218,836	1,331,965
4.000%, 05/01/47	3,670,909	3,923,548
4.000%, 06/01/47	1,535,719	1,636,330
4.000%, 06/01/47	1,449,824	1,560,288
3.500%, 06/01/47	2,079,168	2,260,411
3.500%, 08/01/47	1,263,756	1,328,917
3.500%, 11/01/47	2,271,055	2,482,789
4.000%, 01/01/48	2,131,577	2,337,865
3.500%, 03/01/48	1,481,393	1,564,322
3.500%, 04/01/48	3,262,110	3,597,879
4.500%, 06/01/48	1,051,379	1,147,368
3.500%, 06/01/48	2,437,317	2,649,197

SEE NOTES TO FINANCIAL STATEMENTS	100

June 30, 2020
Schedules of Investments (Unaudited), continued

Pax Core Bond Fund, continued

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal	Value
BONDS, continued
MORTGAGE-BACKED SECURITIES, continued
Fannie Mae (Mortgage-Backed), continued
3.000%, 10/01/48	$1,366,511	$1,406,428
3.500%, 07/01/49	1,748,875	1,880,274
3.500%, 09/01/49	1,566,725	1,648,487
3.000%, 09/01/49	1,735,645	1,851,827
3.000%, 10/01/49	2,830,482	3,008,289
3.500%, 02/01/50	2,828,116	2,974,995
3.000%, 03/01/50	2,963,033	3,148,195
		96,059,928
Commercial Mortgage-Backed: 2.2%
Arroyo Mortgage Trust 2018-1, 144A, 3.763%, 04/25/48 (c)(d)	1,415,176	1,459,272
Bellemeade Re 2018-1, Ltd., 1 month LIBOR + 1.35%, 144A, 1.768%, 04/25/28 (c)(d)	373,364	369,799
Bellemeade Re 2018-2, Ltd., 1 month LIBOR + 1.35%, 144A, 1.518%, 08/25/28 (c)(d)	987,073	986,045
COLT 2019-2 Mortgage Loan Trust, 144A, 3.337%, 05/25/49 (c)(d)	982,554	995,397
COLT 2020-1 Mortgage Loan Trust, 144A, 2.693%, 02/25/50 (c)(d)	2,232,459	2,242,552
MKT 2020-525M Mortgage Trust, 144A, 2.694%, 02/12/40 (c)	1,000,000	1,079,977
New Residential Mortgage Loan Trust 2018-4, 1 month LIBOR + 0.90%, 144A, 1.068%, 01/25/48 (c)(d)	1,109,618	1,091,639
New Residential Mortgage Loan Trust 2019-2, 144A, 4.250%, 12/25/57 (c)(d)	2,016,142	2,168,846
New Residential Mortgage Loan Trust 2019-4, 144A, 3.500%, 12/25/58 (c)(d)	819,966	873,359
New Residential Mortgage Loan Trust 2019-5, 144A, 3.500%, 08/25/59 (c)(d)	1,218,185	1,276,468

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal	Value
BONDS, continued
MORTGAGE-BACKED SECURITIES, continued
Commercial Mortgage-Backed, continued
New Residential Mortgage Loan Trust 2019-RPL3, 144A, 2.750%, 07/25/59 (c)(d)	$2,126,206	$2,234,383
Radnor RE 2018-1, Ltd., 1 month LIBOR + 1.40%, 144A, 1.568%, 03/25/28 (c)(d)	117,756	117,608
Sequoia Mortgage Trust 2018-CH1, 144A, 4.000%, 02/25/48 (c)(d)	638,319	655,245
		15,550,590
TOTAL MORTGAGE-BACKED SECURITIES
(Cost $176,797,002)		184,226,591

TOTAL BONDS
(Cost $651,696,342)		684,787,079

CERTIFICATES OF DEPOSIT: 0.1%
Community Credit Union of Lynn, 2.200%, 11/29/22 (a)	250,000	261,792
Self-Help Federal Credit Union, 1.900%, 12/20/21 (a)	250,000	256,388
TOTAL CERTIFICATES OF DEPOSIT
(Cost $500,000)		518,180

MONEY MARKET: 0.9%
State Street Institutional U.S. Government Money Market Fund, 0.120% (f)(g)	6,480,296	6,480,296
TOTAL MONEY MARKET
(Cost $6,480,296)

101	SEE NOTES TO FINANCIAL STATEMENTS

June 30, 2020
Schedules of Investments (Unaudited), continued

Pax Core Bond Fund, continued

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal	Value
SECURITIES PURCHASED WITH CASH COLLATERAL FROM SECURITIES LENDING: 5.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.129% (f)(g)	35,980,180	$35,980,180
(Cost $35,980,180)

Total Investments: 104.6%
(Cost $694,656,818)		727,765,735

PAYABLE UPON RETURN OF SECURITIES LOANED (NET):- 5.2%		(35,980,180)

OTHER ASSETS AND LIABILITIES — (NET): 0.6%		4,384,748

NET ASSETS: 100.0%		$696,170,303

(a)	Illiquid security.
(b)	Security valued using significant unobservable inputs.
(c)	Security purchased pursuant to Rule 144A of the Securities Act of 1933 and may be resold only to qualified institutional buyers.
(d)	Rate shown reflects the accrual rate as of June 30, 2020 on securities with variable or step rates.
(e)	Security of partial position of this security was on loan as of June 30, 2020. The total market value of securities on loan as of June 30, 2020 was $38,164,630.
(f)	Rate shown represents annualized 7-day yield as of June 30, 2020.
(g)	Premier Class shares

LIBOR-London Inter-bank Offered Rate. At June 30, 2020 the 1 month and 3 month LIBOR rates were 0.162% and 0.302%, respectively.

LP - Limited Partnership

TIPS - Treasury Inflation Protected Securities

SEE NOTES TO FINANCIAL STATEMENTS	102

June 30, 2020
Schedules of Investments (Unaudited), continued

Pax High Yield Bond Fund

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal/ Contracts	Value
COMMON STOCKS: 0.0%
Health Care: 0.0%
Interactive Health, Inc. (a)(b)(c)	706	$0

TOTAL COMMON STOCKS
(Cost $178,981)		0

PREFERRED STOCKS: 0.8%
Health Care: 0.3%
Avantor, Inc.	20,000	1,148,000
Interactive Health, Inc., 0.000% (a)(b)(c)	1,412	0
		1,148,000
Leisure: 0.5%
RLJ Lodging Trust, REIT, 1.950%	80,000	1,751,200

TOTAL PREFERRED STOCKS
(Cost $3,440,244)		2,899,200

BONDS: 97.2%
CORPORATE BONDS: 95.5%
Automotive: 3.9%
Allison Transmission, Inc., 144A, 5.000%, 10/01/24 (d)	$1,000,000	1,000,610
Allison Transmission, Inc., 144A, 4.750%, 10/01/27 (d)	500,000	498,030
Ford Motor Co., 9.000%, 04/22/25	2,000,000	2,168,149
Ford Motor Credit Co., LLC, 2.343%, 11/02/20	1,000,000	995,625
Ford Motor Credit Co., LLC, 4.250%, 09/20/22	1,000,000	983,960
Ford Motor Credit Co., LLC, 3.810%, 01/09/24	1,000,000	964,050
Ford Motor Credit Co., LLC, 3.664%, 09/08/24	1,000,000	946,460
Ford Motor Credit Co., LLC, 5.125%, 06/16/25	500,000	501,450
Gates Global, LLC/Corp., 144A, 6.250%, 01/15/26 (d)	1,000,000	984,170

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal/ Contracts	Value
BONDS, continued
CORPORATE BONDS, continued
Automotive, continued
IHO Verwaltungs GmbH, 144A, 4.750%, 09/15/26 (d)	$500,000	$491,453
IHO Verwaltungs GmbH, 144A, 6.000%, 05/15/27 (d)	1,000,000	1,019,185
Meritor, Inc., 6.250%, 02/15/24	2,225,000	2,249,798
Nexteer Automotive Group Ltd., 144A, 5.875%, 11/15/21 (d)	1,000,000	1,004,747
		13,807,687
Banking: 1.2%
Ally Financial, Inc., 4.125%, 02/13/22	1,500,000	1,541,899
Ally Financial, Inc., 3.875%, 05/21/24	1,000,000	1,034,886
Ally Financial, Inc., 5.750%, 11/20/25	1,000,000	1,071,263
Ally Financial, Inc., 8.000%, 11/01/31	500,000	646,447
		4,294,495
Basic Industry: 13.6%
Adams Homes, Inc., 144A, 7.500%, 02/15/25 (d)	1,741,000	1,715,973
Advanced Drainage Systems, Inc., 144A, 5.000%, 09/30/27 (d)	1,000,000	1,011,060
Alcoa Nederland Holding BV, 144A, 7.000%, 09/30/26 (d)	1,000,000	1,027,315
Alcoa Nederland Holding BV, 144A, 6.125%, 05/15/28 (d)	1,000,000	1,026,695
ArcelorMittal SA, 6.125%, 06/01/25	1,000,000	1,085,929
ArcelorMittal SA, 7.250%, 10/15/39	1,000,000	1,196,329
Arconic Corp., 144A, 6.000%, 05/15/25 (d)	500,000	517,813
Boise Cascade Co., 144A, 5.625%, 09/01/24 (d)	2,000,000	2,022,290

103	SEE NOTES TO FINANCIAL STATEMENTS

June 30, 2020
Schedules of Investments (Unaudited), continued

Pax High Yield Bond Fund, continued

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal/ Contracts	Value
BONDS, continued
CORPORATE BONDS, continued
Basic Industry, continued
Builders FirstSource, Inc., 144A, 5.000%, 03/01/30 (d)	$1,000,000	$942,345
Cleveland-Cliffs, Inc., 144A, 4.875%, 01/15/24 (d)	950,000	896,463
Cleveland-Cliffs, Inc., 144A, 9.875%, 10/17/25 (d)	500,000	525,413
Cleveland-Cliffs, Inc., 144A, 6.750%, 03/15/26 (d)	500,000	483,750
Cleveland-Cliffs, Inc., 6.250%, 10/01/40	500,000	312,148
Core & Main, LP, 144A, 6.125%, 08/15/25 (d)	2,000,000	1,999,530
CVR Partners, LP/Nitrogen Finance Corp., 144A, 9.250%, 06/15/23 (d)	1,000,000	982,605
First Quantum Minerals, Ltd., 144A, 7.250%, 05/15/22 (d)	2,000,000	1,962,450
FXI Holdings, Inc., 144A, 7.875%, 11/01/24 (d)	983,000	848,442
Ingevity Corp., 144A, 4.500%, 02/01/26 (d)	1,000,000	978,560
Koppers, Inc., 144A, 6.000%, 02/15/25 (d)	1,250,000	1,219,513
Lennar Corp., 4.750%, 05/30/25	500,000	535,053
Lennar Corp., 5.250%, 06/01/26	2,000,000	2,167,119
Neon Holdings, Inc., 144A, 10.125%, 04/01/26 (d)	1,000,000	997,500
New Enterprise Stone & Lime Co., Inc., 144A, 6.250%, 03/15/26 (d)	950,000	958,132
New Gold, Inc., 144A, 6.375%, 05/15/25 (d)	500,000	506,823
Novelis Corp., 144A, 5.875%, 09/30/26 (d)	1,500,000	1,503,420
Novelis Corp., 144A, 4.750%, 01/30/30 (d)	1,000,000	957,480
Shea Homes, LP/Funding Corp., 144A, 4.750%, 02/15/28 (d)	1,000,000	952,345

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal/ Contracts	Value
BONDS, continued
CORPORATE BONDS, continued
Basic Industry, continued
SPCM SA, 144A, 4.875%, 09/15/25 (d)	$1,150,000	$1,162,518
Standard Industries, Inc., 144A, 6.000%, 10/15/25 (d)	1,250,000	1,290,481
Standard Industries, Inc., 144A, 5.000%, 02/15/27 (d)	3,000,000	3,046,214
Standard Industries, Inc., 144A, 4.375%, 07/15/30 (d)	1,000,000	1,000,000
Taylor Morrison Communities, Inc./Holdings II, Inc., 144A, 5.625%, 03/01/24 (d)	1,550,000	1,594,400
TRI Pointe Group, Inc., 5.700%, 06/15/28	1,000,000	1,020,000
Univar Solutions USA, Inc., 144A, 5.125%, 12/01/27 (d)	2,000,000	2,026,620
USG Corp., 144A, 4.875%, 06/01/27 (d)	3,500,000	3,510,937
Venator Finance Sarl/Venator Materials, LLC, 144A, 9.500%, 07/01/25 (d)	1,000,000	1,020,000
WESCO Distribution, Inc., 5.375%, 06/15/24	1,000,000	998,855
WESCO Distribution, Inc., 144A, 7.125%, 06/15/25 (d)	1,000,000	1,055,630
WESCO Distribution, Inc., 144A, 7.250%, 06/15/28 (d)	1,000,000	1,060,000
		48,118,150
Capital Goods: 5.9%
ARD Finance SA, 144A, 6.500%, 06/30/27 (d)	1,000,000	991,065
Ardagh Packaging Finance, PLC/Holdings USA, Inc., 144A, 4.125%, 08/15/26 (d)	1,000,000	985,570

SEE NOTES TO FINANCIAL STATEMENTS	104

June 30, 2020
Schedules of Investments (Unaudited), continued

Pax High Yield Bond Fund, continued

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal/ Contracts	Value
BONDS, continued
CORPORATE BONDS, continued
Capital Goods, continued
Ardagh Packaging Finance, PLC/Holdings USA, Inc., 144A, 5.250%, 08/15/27 (d)	$1,000,000	$984,070
Bombardier, Inc., 144A, 8.750%, 12/01/21 (d)	1,500,000	1,225,928
Bombardier, Inc., 144A, 7.500%, 12/01/24 (d)	1,000,000	657,605
Bombardier, Inc., 144A, 7.875%, 04/15/27 (d)	1,000,000	656,685
Crown Americas, LLC/Capital Corp. VI, 4.750%, 02/01/26	1,000,000	1,022,590
EnerSys, 144A, 4.375%, 12/15/27 (d)	1,000,000	993,125
Howmet Aerospace, Inc., 6.875%, 05/01/25	1,000,000	1,085,963
Howmet Aerospace, Inc., 5.900%, 02/01/27	2,000,000	2,123,392
Manitowoc Co, Inc., The, 144A, 9.000%, 04/01/26 (d)	1,000,000	992,965
Mueller Water Products, Inc., 144A, 5.500%, 06/15/26 (d)	1,000,000	1,038,560
OI European Group BV, 144A, 4.000%, 03/15/23 (d)	1,500,000	1,482,863
Owens-Brockway Glass Container, Inc., 144A, 6.375%, 08/15/25 (d)	1,000,000	1,060,625
Owens-Brockway Glass Container, Inc., 144A, 6.625%, 05/13/27 (d)	1,000,000	1,041,875
SPX FLOW, Inc., 144A, 5.625%, 08/15/24 (d)	1,000,000	1,026,145
Vertical Holdco GmbH, 144A, 7.625%, 07/15/28 (d)	175,000	179,156
Vertical US Newco, Inc., 144A, 5.250%, 07/15/27 (d)	1,000,000	1,000,000

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal/ Contracts	Value
BONDS, continued
CORPORATE BONDS, continued
Capital Goods, continued
Welbilt, Inc., 9.500%, 02/15/24	$1,500,000	$1,440,000
Wolverine Escrow, LLC, 144A, 8.500%, 11/15/24 (d)	1,000,000	765,000
		20,753,182
Consumer Goods: 4.7%
Cott Holdings, Inc., 144A, 5.500%, 04/01/25 (d)	1,000,000	1,007,695
Del Monte Foods, Inc., 144A, 11.875%, 05/15/25 (d)	1,000,000	1,011,874
Performance Food Group, Inc., 144A, 5.500%, 06/01/24 (d)	1,500,000	1,490,468
Performance Food Group, Inc., 144A, 5.500%, 10/15/27 (d)	750,000	725,123
Post Holdings, Inc., 144A, 5.000%, 08/15/26 (d)	500,000	502,838
Post Holdings, Inc., 144A, 5.750%, 03/01/27 (d)	1,000,000	1,035,405
Post Holdings, Inc., 144A, 5.500%, 12/15/29 (d)	2,000,000	2,071,620
Prestige Brands, Inc., 144A, 6.375%, 03/01/24 (d)	2,000,000	2,055,210
Prestige Brands, Inc., 144A, 5.125%, 01/15/28 (d)	500,000	493,750
Spectrum Brands, Inc., 6.125%, 12/15/24	1,000,000	1,031,145
Spectrum Brands, Inc., 144A, 5.000%, 10/01/29 (d)	1,000,000	991,060
Tempur Sealy International, Inc., 5.500%, 06/15/26	2,000,000	2,024,630
US Foods, Inc., 144A, 5.875%, 06/15/24 (d)	1,000,000	952,605
US Foods, Inc., 144A, 6.250%, 04/15/25 (d)	1,000,000	1,021,875
		16,415,298
Energy: 4.6%
Antero Resources Corp., 5.375%, 11/01/21	500,000	464,160

105	SEE NOTES TO FINANCIAL STATEMENTS

June 30, 2020
Schedules of Investments (Unaudited), continued

Pax High Yield Bond Fund, continued

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal/ Contracts	Value
BONDS, continued
CORPORATE BONDS, continued
Energy, continued
Antero Resources Corp., 5.625%, 06/01/23	$500,000	$321,563
Ascent Resources Utica Holdings, LLC/ARU Finance Corp., 144A, 10.000%, 04/01/22 (d)	500,000	427,808
Ascent Resources Utica Holdings, LLC/ARU Finance Corp., 144A, 7.000%, 11/01/26 (d)	500,000	321,780
DCP Midstream Operating, LP, 5.375%, 07/15/25	1,000,000	995,615
DCP Midstream Operating, LP, 5.125%, 05/15/29	1,000,000	961,070
Genesis Energy, LP/Finance Corp., 5.625%, 06/15/24	1,000,000	873,645
Laredo Petroleum, Inc., 9.500%, 01/15/25	2,000,000	1,384,379
Parkland Fuel Corp., 144A, 6.000%, 04/01/26 (d)	1,000,000	1,027,315
Parsley Energy, LLC/Finance Corp., 144A, 5.250%, 08/15/25 (d)	1,000,000	963,995
Suburban Propane Partners, LP/Suburban Energy Finance Corp., 5.750%, 03/01/25	1,000,000	1,003,645
Suburban Propane Partners, LP/Suburban Energy Finance Corp., 5.875%, 03/01/27	500,000	496,780
Sunoco, LP/Finance Corp., 5.875%, 03/15/28	1,000,000	996,220
Superior Plus, LP/General Partner, Inc., 144A, 7.000%, 07/15/26 (d)	1,000,000	1,051,060
Targa Resources Partners, LP/Finance Corp., 5.250%, 05/01/23	1,000,000	977,605
Targa Resources Partners, LP/Finance Corp., 5.000%, 01/15/28	500,000	471,643

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal/ Contracts	Value
BONDS, continued
CORPORATE BONDS, continued
Energy, continued
TransMontaigne Partners, LP/TLP Finance Corp., 6.125%, 02/15/26	$1,750,000	$1,694,979
WPX Energy, Inc., 5.250%, 10/15/27	1,000,000	935,878
WPX Energy, Inc., 4.500%, 01/15/30	1,000,000	881,945
		16,251,085
Financial Services: 4.4%
CIT Bank NA, 2.969%, 09/27/25 (e)	2,000,000	1,874,690
CIT Group, Inc., 5.000%, 08/01/23	1,000,000	1,022,505
CIT Group, Inc., 5.250%, 03/07/25	500,000	519,323
Fair Isaac Corp, 144A, 5.250%, 05/15/26 (d)	1,000,000	1,093,560
Fair Isaac Corp., 144A, 4.000%, 06/15/28 (d)	500,000	502,500
Fly Leasing, Ltd., 6.375%, 10/15/21	3,000,000	2,737,035
HAT Holdings I, LLC/HAT Holdings II, LLC, 144A, 5.250%, 07/15/24 (d)	3,000,000	3,065,940
HAT Holdings I, LLC/HAT Holdings II, LLC, 144A, 6.000%, 04/15/25 (d)	1,000,000	1,049,375
MSCI, Inc., 144A, 4.000%, 11/15/29 (d)	1,000,000	1,021,690
MSCI, Inc., 144A, 3.625%, 09/01/30 (d)	250,000	249,180
Springleaf Finance Corp., 6.875%, 03/15/25	500,000	514,126
Springleaf Finance Corp., 7.125%, 03/15/26	1,000,000	1,036,245
Springleaf Finance Corp., 6.625%, 01/15/28	1,000,000	991,690
		15,677,859
Health Care: 9.2%
Avantor, Inc., 144A, 6.000%, 10/01/24 (d)	1,000,000	1,046,000
Avantor, Inc., 144A, 9.000%, 10/01/25 (d)	1,500,000	1,614,375

SEE NOTES TO FINANCIAL STATEMENTS	106

June 30, 2020
Schedules of Investments (Unaudited), continued

Pax High Yield Bond Fund, continued

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal/ Contracts	Value
BONDS, continued
CORPORATE BONDS, continued
Health Care, continued
Centene Corp., 144A, 5.375%, 06/01/26 (d)	$2,000,000	$2,081,450
Centene Corp., 4.250%, 12/15/27	1,000,000	1,034,225
Centene Corp., 4.625%, 12/15/29	1,500,000	1,586,250
Centene Corp., 3.375%, 02/15/30	500,000	505,638
DaVita, Inc., 144A, 4.625%, 06/01/30 (d)	1,000,000	995,825
Encompass Health Corp., 4.500%, 02/01/28	500,000	480,405
Encompass Health Corp., 4.750%, 02/01/30	1,500,000	1,435,035
Endo Dac/Endo Finance, LLC/Endo Finco, Inc., 144A, 9.500%, 07/31/27 (d)	497,000	528,162
Endo Dac/Endo Finance, LLC/Endo Finco, Inc., 144A, 6.000%, 06/30/28 (d)	374,000	243,100
HCA, Inc., 5.375%, 02/01/25	2,000,000	2,148,110
HCA, Inc., 5.875%, 02/15/26	1,000,000	1,097,715
HCA, Inc., 5.375%, 09/01/26	475,000	518,320
HCA, Inc., 3.500%, 09/01/30	1,000,000	964,392
Hill-Rom Holdings, Inc., 144A, 4.375%, 09/15/27 (d)	1,000,000	1,026,685
IQVIA, Inc., 144A, 5.000%, 05/15/27 (d)	2,000,000	2,053,935
Jaguar Holding Co. II/PPD Development, LP, 144A, 4.625%, 06/15/25 (d)	500,000	509,788
Jaguar Holding Co. II/PPD Development, LP, 144A, 5.000%, 06/15/28 (d)	2,000,000	2,051,250
MPT Operating Partnership LP/Finance Corp., 5.000%, 10/15/27	1,500,000	1,545,983
Par Pharmaceutical, Inc., 144A, 7.500%, 04/01/27 (d)	2,715,000	2,795,214

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal/ Contracts	Value
BONDS, continued
CORPORATE BONDS, continued
Health Care, continued
Sabra Health Care, LP, REIT, 5.125%, 08/15/26	$1,000,000	$1,015,139
Verscend Escrow Corp., 144A, 9.750%, 08/15/26 (d)	3,000,000	3,231,524
Vizient, Inc., 144A, 6.250%, 05/15/27 (d)	2,000,000	2,102,120
		32,610,640
Insurance: 0.9%
Fidelity & Guaranty Life Holdings, Inc., 144A, 5.500%, 05/01/25 (d)	1,000,000	1,083,115
GTCR AP Finance, Inc., 144A, 8.000%, 05/15/27 (d)	2,000,000	2,065,860
		3,148,975
Leisure: 3.6%
Boyne USA, Inc., 144A, 7.250%, 05/01/25 (d)	1,000,000	1,051,145
Colt Merger Sub, Inc., 144A, 5.750%, 07/01/25 (d)	1,000,000	1,008,200
ESH Hospitality, Inc., 144A, 5.250%, 05/01/25 (d)	950,000	913,401
ESH Hospitality, Inc., 144A, 4.625%, 10/01/27 (d)	1,000,000	937,940
Hilton Domestic Operating Co., Inc., 4.875%, 01/15/30	1,000,000	987,280
Live Nation Entertainment, Inc., 144A, 6.500%, 05/15/27 (d)	1,000,000	1,031,875
MGM Resorts International, 6.750%, 05/01/25	2,000,000	1,988,910
MGM Resorts International, 5.500%, 04/15/27	1,000,000	963,905
Park Intermediate Holdings, LLC/PK Domestic Property, LLC/Finance Co-Issuer, 144A, 7.500%, 06/01/25 (d)	1,500,000	1,540,313
Scientific Games International, Inc., 144A, 8.250%, 03/15/26 (d)	1,000,000	898,580

107	SEE NOTES TO FINANCIAL STATEMENTS

June 30, 2020
Schedules of Investments (Unaudited), continued

Pax High Yield Bond Fund, continued

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal/ Contracts	Value
BONDS, continued
CORPORATE BONDS, continued
Leisure, continued
Scientific Games International, Inc., 144A, 7.250%, 11/15/29 (d)	$500,000	$400,845
Winnebago Industries, Inc., 144A, 6.250%, 07/15/28 (d)	1,000,000	1,000,000
		12,722,394
Media: 14.3%
Altice Financing SA, 144A, 7.500%, 05/15/26 (d)	2,000,000	2,100,050
Altice Finco SA, 144A, 7.625%, 02/15/25 (d)	1,000,000	1,043,655
Altice France Holding SA, 144A, 10.500%, 05/15/27 (d)	1,000,000	1,105,925
Altice France Holding SA, 144A, 6.000%, 02/15/28 (d)	1,000,000	951,255
Altice France SA, 144A, 7.375%, 05/01/26 (d)	2,500,000	2,609,624
Altice France SA, 144A, 8.125%, 02/01/27 (d)	500,000	547,448
Altice France SA, 144A, 5.500%, 01/15/28 (d)	2,000,000	2,023,380
CCO Holdings, LLC/Capital Corp., 144A, 5.750%, 02/15/26 (d)	1,000,000	1,036,545
CCO Holdings, LLC/Capital Corp., 144A, 5.500%, 05/01/26 (d)	1,000,000	1,037,655
CCO Holdings, LLC/Capital Corp., 144A, 5.375%, 06/01/29 (d)	2,500,000	2,640,349
CCO Holdings, LLC/Capital Corp., 144A, 4.750%, 03/01/30 (d)	2,500,000	2,561,799
Clear Channel Worldwide Holdings, Inc., 144A, 5.125%, 08/15/27 (d)	500,000	480,880
CSC Holdings, LLC, 144A, 10.875%, 10/15/25 (d)	1,500,000	1,616,017
CSC Holdings, LLC, 144A, 7.500%, 04/01/28 (d)	1,000,000	1,094,155

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal/ Contracts	Value
BONDS, continued
CORPORATE BONDS, continued
Media, continued
CSC Holdings, LLC, 144A, 5.750%, 01/15/30 (d)	$2,500,000	$2,607,262
CSC Holdings, LLC, 144A, 4.625%, 12/01/30 (d)	1,000,000	976,360
CSC Holdings, LLC, 144A, 4.125%, 12/01/30 (d)	1,000,000	992,500
iHeartCommunications, Inc., 8.375%, 05/01/27	1,500,000	1,377,278
iHeartCommunications, Inc., 144A, 5.250%, 08/15/27 (d)	1,000,000	959,190
iHeartCommunications, Inc., 144A, 4.750%, 01/15/28 (d)	500,000	462,095
Lamar Media Corp., 144A, 3.750%, 02/15/28 (d)	500,000	472,963
Lamar Media Corp., 144A, 4.000%, 02/15/30 (d)	500,000	479,850
LCPR Senior Secured Financing DAC, 144A, 6.750%, 10/15/27 (d)	1,000,000	1,021,690
MDC Partners, Inc., 144A, 6.500%, 05/01/24 (d)	1,000,000	933,125
Netflix, Inc., 144A, 3.625%, 06/15/25 (d)	1,000,000	1,011,875
Nexstar Broadcasting, Inc., 144A, 5.625%, 07/15/27 (d)	2,000,000	1,990,060
Nielsen Co. Luxembourg SARL, The, 144A, 5.000%, 02/01/25 (d)	975,000	960,975
Nielsen Finance, LLC/Co., 144A, 5.000%, 04/15/22 (d)	1,000,000	997,460
Outfront Media Capital, LLC/Corp., 5.625%, 02/15/24	500,000	502,553
Outfront Media Capital, LLC/Corp., 144A, 5.000%, 08/15/27 (d)	1,000,000	901,690
Sirius XM Radio, Inc., 144A, 5.375%, 07/15/26 (d)	450,000	466,153
Sirius XM Radio, Inc., 144A, 5.000%, 08/01/27 (d)	500,000	511,768

SEE NOTES TO FINANCIAL STATEMENTS	108

June 30, 2020
Schedules of Investments (Unaudited), continued

Pax High Yield Bond Fund, continued

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal/ Contracts	Value
BONDS, continued
CORPORATE BONDS, continued
Media, continued
Sirius XM Radio, Inc., 144A, 5.500%, 07/01/29 (d)	$1,000,000	$1,054,880
Sirius XM Radio, Inc., 144A, 4.125%, 07/01/30 (d)	1,000,000	992,710
TEGNA, Inc., 144A, 5.000%, 09/15/29 (d)	1,500,000	1,405,665
Terrier Media Buyer, Inc., 144A, 8.875%, 12/15/27 (d)	1,500,000	1,441,875
Virgin Media Finance, PLC, 144A, 5.000%, 07/15/30 (d)	1,000,000	982,710
Virgin Media Secured Finance PLC, 144A, 5.500%, 08/15/26 (d)	1,000,000	1,025,845
Virgin Media Secured Finance PLC, 144A, 5.500%, 05/15/29 (d)	1,500,000	1,570,208
VTR Comunicaciones SpA, 144A, 5.125%, 01/15/28 (d)	1,000,000	1,025,500
VTR Finance BV, 144A, 6.875%, 01/15/24 (d)	1,340,000	1,370,713
VTR Finance NV, 144A, 6.375%, 07/15/28 (d)	1,000,000	1,031,270
		50,374,960
Real Estate: 3.0%
Diversified Healthcare Trust, 9.750%, 06/15/25	2,000,000	2,151,250
Five Point Operating Co., LP/Capital Corp., 144A, 7.875%, 11/15/25 (d)	1,000,000	948,115
Greystar Real Estate Partners, LLC, 144A, 5.750%, 12/01/25 (d)	1,450,000	1,464,790
iStar, Inc., 4.250%, 08/01/25	1,000,000	907,500
Kennedy-Wilson, Inc., 5.875%, 04/01/24	1,700,000	1,696,795
Realogy Group, LLC/Co-Issuer Corp., 144A, 7.625%, 06/15/25 (d)	1,000,000	1,002,700

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal/ Contracts	Value
BONDS, continued
CORPORATE BONDS, continued
Real Estate, continued
Realogy Group, LLC/Co-Issuer Corp., 144A, 9.375%, 04/01/27 (d)	$1,000,000	$935,765
Service Properties Trust, 7.500%, 09/15/25	1,500,000	1,581,929
		10,688,844
Retail: 1.5%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons, LP/Albertsons, LLC, 144A, 4.625%, 01/15/27 (d)	1,000,000	1,001,055
KFC Holding/Pizza Hut Holdings/Taco Bell of America, LLC, 144A, 4.750%, 06/01/27 (d)	1,500,000	1,541,858
Michaels Stores, Inc., 144A, 8.000%, 07/15/27 (d)	1,000,000	871,690
New Albertsons, LP, 7.750%, 06/15/26	1,000,000	1,063,560
Sally Holdings, LLC/Capital, Inc., 5.625%, 12/01/25	1,000,000	974,320
		5,452,483
Services: 7.4%
Avis Budget Car Rental, LLC/Finance, Inc., 144A, 5.250%, 03/15/25 (d)	1,000,000	805,000
Diebold Nixdorf, Inc., 8.500%, 04/15/24	1,000,000	796,145
Expedia Group, Inc., 144A, 7.000%, 05/01/25 (d)	500,000	521,030
Expedia Group, Inc., 144A, 6.250%, 05/01/25 (d)	500,000	533,698
GFL Environmental, Inc., 144A, 4.250%, 06/01/25 (d)	1,000,000	1,010,625
GFL Environmental, Inc., 144A, 7.000%, 06/01/26 (d)	1,600,000	1,661,696
GFL Environmental, Inc., 144A, 5.125%, 12/15/26 (d)	1,000,000	1,037,500

109	SEE NOTES TO FINANCIAL STATEMENTS

June 30, 2020
Schedules of Investments (Unaudited), continued

Pax High Yield Bond Fund, continued

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal/ Contracts	Value
BONDS, continued
CORPORATE BONDS, continued
Services, continued
GFL Environmental, Inc., 144A, 8.500%, 05/01/27 (d)	$1,600,000	$1,743,704
Harsco Corp., 144A, 5.750%, 07/31/27 (d)	1,500,000	1,507,545
Iron Mountain, Inc., 5.750%, 08/15/24	1,000,000	1,012,715
Iron Mountain, Inc., 144A, 4.875%, 09/15/29 (d)	1,500,000	1,460,250
Iron Mountain, Inc., 144A, 5.625%, 07/15/32 (d)	1,000,000	1,001,024
KAR Auction Services, Inc., 144A, 5.125%, 06/01/25 (d)	1,000,000	987,605
Maxim Crane Works Holdings Capital LLC, 144A, 10.125%, 08/01/24 (d)	2,000,000	1,972,110
Picasso Finance Sub, Inc., 144A, 6.125%, 06/15/25 (d)	1,000,000	1,025,000
Prime Security Services Borrower, LLC/Finance, Inc., 144A, 5.750%, 04/15/26 (d)	2,000,000	2,078,680
Prime Security Services Borrower, LLC/Finance, Inc., 144A, 6.250%, 01/15/28 (d)	1,000,000	945,290
Staples, Inc., 144A, 7.500%, 04/15/26 (d)	1,000,000	787,875
United Rentals North America, Inc., 6.500%, 12/15/26	1,000,000	1,051,900
United Rentals North America, Inc., 5.250%, 01/15/30	2,500,000	2,587,038
Williams Scotsman International, Inc., 144A, 6.875%, 08/15/23 (d)	1,500,000	1,545,158
		26,071,588

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal/ Contracts	Value
BONDS, continued
CORPORATE BONDS, continued
Technology & Electronics: 5.2%
Camelot Finance SA, 144A, 4.500%, 11/01/26 (d)	$1,000,000	$1,002,340
Castle US Holding Corp., 144A, 9.500%, 02/15/28 (d)	600,000	556,407
CDW, LLC/Finance Corp., 4.125%, 05/01/25	500,000	502,813
CommScope Technologies, LLC, 144A, 6.000%, 06/15/25 (d)	1,500,000	1,452,449
CommScope, Inc., 144A, 5.500%, 06/15/24 (d)	950,000	967,414
CommScope, Inc., 144A, 6.000%, 03/01/26 (d)	500,000	513,815
CommScope, Inc., 144A, 7.125%, 07/01/28 (d)	1,000,000	1,002,600
Dell International LLC/EMC Corp, 144A, 7.125%, 06/15/24 (d)	1,500,000	1,555,406
Gartner, Inc., 144A, 4.500%, 07/01/28 (d)	1,000,000	1,014,200
Microchip Technology, Inc., 144A, 4.250%, 09/01/25 (d)	1,000,000	1,007,316
NCR Corp., 144A, 8.125%, 04/15/25 (d)	1,000,000	1,064,375
Nokia Oyj, 6.625%, 05/15/39	252,000	300,610
NXP BV/Funding, LLC/USA, Inc., 144A, 3.400%, 05/01/30 (d)	2,000,000	2,156,319
Open Text Holdings, Inc., 144A, 4.125%, 02/15/30 (d)	1,500,000	1,477,267
Presidio Holdings, Inc., 144A, 8.250%, 02/01/28 (d)	1,000,000	1,003,125
Rackspace Hosting, Inc., 144A, 8.625%, 11/15/24 (d)	2,000,000	2,012,000
Veritas US, Inc./Veritas Bermuda, Ltd., 144A, 10.500%, 02/01/24 (d)	1,000,000	898,645
		18,487,101

SEE NOTES TO FINANCIAL STATEMENTS	110

June 30, 2020
Schedules of Investments (Unaudited), continued

Pax High Yield Bond Fund, continued

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal/ Contracts	Value
BONDS, continued
CORPORATE BONDS, continued
Telecommunications: 7.9%
C&W Senior Financing DAC, 144A, 6.875%, 09/15/27 (d)	$500,000	$497,703
CenturyLink, Inc., 144A, 5.125%, 12/15/26 (d)	1,000,000	999,055
CenturyLink, Inc., 144A, 4.000%, 02/15/27 (d)	1,000,000	973,535
Cogent Communications Group, Inc., 144A, 5.375%, 03/01/22 (d)	700,000	722,586
CyrusOne, LP/Finance Corp., 3.450%, 11/15/29	2,000,000	2,085,269
Level 3 Financing, Inc., 5.250%, 03/15/26	1,000,000	1,029,815
Level 3 Financing, Inc., 144A, 4.625%, 09/15/27 (d)	2,000,000	2,020,689
Level 3 Financing, Inc., 144A, 4.250%, 07/01/28 (d)	500,000	501,925
Sable International Finance, Ltd., 144A, 5.750%, 09/07/27 (d)	500,000	510,720
SBA Communications Corp., 4.875%, 09/01/24	1,000,000	1,025,000
Sprint Capital Corp., 6.875%, 11/15/28	1,000,000	1,220,250
Sprint Capital Corp., 8.750%, 03/15/32	2,000,000	2,864,500
Sprint Communications, Inc., 6.000%, 11/15/22	1,000,000	1,056,115
Sprint Corp., 7.250%, 09/15/21	500,000	524,753
Sprint Corp., 7.875%, 09/15/23	500,000	563,748
Sprint Corp., 7.125%, 06/15/24	2,000,000	2,261,879
Telecom Italia Capital SA, 7.200%, 07/18/36	1,500,000	1,789,874
Telecom Italia SpA, 144A, 5.303%, 05/30/24 (d)	1,000,000	1,046,685
T-Mobile USA, Inc., 6.375%, 03/01/25	1,000,000	1,028,500

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal/ Contracts	Value
BONDS, continued
CORPORATE BONDS, continued
Telecommunications, continued
T-Mobile USA, Inc., 5.125%, 04/15/25	$500,000	$512,808
T-Mobile USA, Inc., 144A, 3.500%, 04/15/25 (d)	500,000	545,133
T-Mobile USA, Inc., 6.500%, 01/15/26	500,000	523,213
T-Mobile USA, Inc., 144A, 3.750%, 04/15/27 (d)	500,000	554,710
T-Mobile USA, Inc., 4.750%, 02/01/28	1,000,000	1,057,995
Uniti Group, LP/Fiber Holdings, Inc./CSL Capital, LLC, 144A, 7.875%, 02/15/25 (d)	500,000	508,318
Uniti Group, LP/Finance, Inc./CSL Capital, LLC, 144A, 6.000%, 04/15/23 (d)	500,000	489,063
Zayo Group Holdings, Inc., 144A, 4.000%, 03/01/27 (d)	1,000,000	953,280
		27,867,121
Transportation: 2.0%
Air Canada, 144A, 7.750%, 04/15/21 (d)	2,000,000	2,007,250
Delta Air Lines, Inc., 144A, 7.000%, 05/01/25 (d)	2,000,000	2,066,638
Great Lakes Dredge & Dock Corp., 8.000%, 05/15/22	1,000,000	1,028,515
Mileage Plus Holdings, LLC/Intellectual Property Assets, Ltd., 144A, 6.500%, 06/20/27 (d)	2,000,000	2,010,000
		7,112,403
Utility: 2.2%
Azure Power Solar Energy Pvt, Ltd., 144A, 5.650%, 12/24/24 (d)	1,000,000	1,011,925
Clearway Energy Operating, LLC, 144A, 4.750%, 03/15/28 (d)	1,500,000	1,531,320

111	SEE NOTES TO FINANCIAL STATEMENTS

June 30, 2020
Schedules of Investments (Unaudited), continued

Pax High Yield Bond Fund, continued

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal/ Contracts	Value
BONDS, continued
CORPORATE BONDS, continued
Utilities, continued
NextEra Energy Operating Partners, LP, 144A, 4.250%, 07/15/24 (d)	$1,000,000	$1,013,230
NextEra Energy Operating Partners, LP, 144A, 4.250%, 09/15/24 (d)	500,000	504,283
NextEra Energy Operating Partners, LP, 144A, 4.500%, 09/15/27 (d)	1,500,000	1,572,352
TerraForm Power Operating, LLC, 144A, 5.000%, 01/31/28 (d)	1,000,000	1,044,815
TerraForm Power Operating, LLC, 144A, 4.750%, 01/15/30 (d)	1,000,000	1,017,310
		7,695,235
TOTAL CORPORATE BONDS
(Cost $332,368,751)		337,549,500

LOANS: 1.7%
Retail: 0.4%
PetSmart, Inc., 3 month LIBOR + 3.25%, 4.000%, 03/11/22 (e)	1,265,714	1,252,481

Services: 0.8%
Diebold Nixdorf, Inc., 9.594%, 08/30/22 (e)	993,165	993,995
Dun & Bradstreet Corp., The, 3 month LIBOR + 5.00%, 5.435%, 02/08/26 (e)	1,995,000	1,948,865
		2,942,860
Technology & Electronics: 0.5%
Veritas US, Inc., 5.500%, 01/27/23 (e)	1,997,429	1,851,527

TOTAL LOANS
(Cost $5,760,861)		6,046,868

TOTAL BONDS
(Cost $338,129,612)		343,596,368

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal/ Contracts	Value
CERTIFICATES OF DEPOSIT: 0.4%
Beneficial State Bank, 1.200%, 01/21/21 (b)	$200,000	$200,000
Providence Bank & Trust, 0.499%, 08/03/20 (b)	201,203	201,203
Self-Help Federal Credit Union, 1.900%, 12/20/21 (b)	400,000	410,221
Self-Help Federal Credit Union, 0.650%, 04/29/22 (b)	100,000	100,851
Shared Interest, Inc., 2.400%, 09/30/21 (b)	500,000	500,000
TOTAL CERTIFICATES OF DEPOSIT
(Cost $1,401,203)		1,412,275

TOTAL INVESTMENTS: 98.4%
(Cost $343,150,040)		347,907,843

OTHER ASSETS AND LIABILITIES — (NET): 1.6%		5,619,947

NET ASSETS: 100.0%		$353,527,790

(a)	Non-income producing security.
(b)	Illiquid security.
(c)	Security valued using significant unobservable inputs.
(d)	Security purchased pursuant to Rule 144A of the Securities Act of 1933 and may be resold only to qualified institutional buyers.
(e)	Rate shown reflects the accrual rate as of June 30, 2020 on securities with variable or step rates.

LIBOR-London Inter-bank Offered Rate. At June 30, 2020 the 1 month and 3 month LIBOR rates were 0.162% and 0.302%, respectively.

LP-Limited Partnership

REIT - Real Estate Investment Trust

SEE NOTES TO FINANCIAL STATEMENTS	112

June 30, 2020
Schedules of Investments (Unaudited), continued

Pax Sustainable Allocation Fund

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal	Value
AFFILIATED INVESTMENT COMPANIES: 96.6%
Pax Core Bond Fund (a)	60,307,319	$648,906,749
Pax Ellevate Global Women’s Leadership Fund (a)	1,523,743	38,748,781
Pax ESG Beta Dividend Fund (a)	9,328,864	113,718,852
Pax Global Environmental Markets Fund (a)	2,175,194	35,172,887
Pax Global Opportunities Fund (a)	2,548,966	30,052,304
Pax Large Cap Fund (a)	73,131,357	743,014,590
Pax MSCI EAFE ESG Leaders Index Fund (a)	16,742,460	142,143,488
Pax Small Cap Fund (a)(b)	3,789,350	48,048,962

TOTAL AFFILIATED INVESTMENT COMPANIES
(Cost $1,670,103,550)		1,799,806,613

MONEY MARKET: 3.5%
State Street Institutional U.S. Government Money Market Fund, 0.120% (c)(d)	64,459,299	64,459,299
(Cost $64,459,299)

TOTAL INVESTMENTS: 100.1%
(Cost $1,734,562,849)		1,864,265,912

OTHER ASSETS AND LIABILITIES — (NET): -0.1%		(933,070)

NET ASSETS: 100.0%		$1,863,332,842

(a)	Institutional Class shares
(b)	Non-income producing security.
(c)	Rate shown represents annualized 7-day yield as of June 30, 2020.
(d)	Premier Class shares

113	SEE NOTES TO FINANCIAL STATEMENTS

June 30, 2020
Statements of Assets and Liabilities (Unaudited)

	Large Cap Fund	Small Cap Fund	ESG Beta Quality Fund	ESG Beta Dividend Fund
ASSETS
Investments, at cost - Note A	$586,250,132	$387,728,197	$127,539,652	$90,988,471

Investments in unaffiliated issuers, at value	$761,448,655	$370,701,574	$221,338,372	$129,416,053
Investments in affiliated issuers, at value	—	—	—	—
Total investments, at value - Note A1	761,448,655	370,701,574	221,338,372	129,416,053
Cash	—	—	3,799	—
Foreign currency at value (cost $46,684; $223,783; $2,368,655; and $10,492, respectively)	—	47,033	—	—
Prepaid expenses	17,860	18,243	—	—
Receivables:
Capital stock sold	1,617,658	695,882	176,898	—
Dividends and interest - Note A	514,609	255,890	153,387	202,835
Investment securities sold	—	—	—	—
Investment Adviser reimbursement	—	—	—	—
Other	978	2,123	342	258
Total Assets	763,599,760	371,720,745	221,672,798	129,619,146

LIABILITIES
Collateral on securities loaned, at value	—	2,550,840	—	—
Payables:
Capital stock reacquired	255,565	649,231	163,208	30,581
Investment securities purchased	—	82	—	—
Dividend payable - Note A	—	—	—	—
Payable to Bank	—	—	—	—
Accrued expenses:
Investment advisory fees - Note B	402,355	225,135	117,636	68,624
Distribution expense	1,952	19,771	31,167	572
Trustees fees	—	538	—	—
Compliance expense	793	923	—	—
Transfer agent fees	1,833	92,286	—	—
Custodian fees	8,524	7,991	—	—
Legal and audit fees	33,853	27,827	—	—
Other accrued expenses	15,242	19,317	—	—
Total Liabilities	720,117	3,593,941	312,011	99,777
NET ASSETS	$762,879,643	$368,126,804	$221,360,787	$129,519,369

[1]

Investments at market value include securities loaned. At June 30, 2020, the Large Cap Fund, Small Cap Fund, ESG Beta Quality Fund, ESG Beta Dividend Fund, Global Women’s Leadership Fund, EAFE ESG Leaders Index Fund and Core Bond Fund had total market values of securities on loan of $9,592,449; $40,277,170; $3,656,669; $1,106,881; $7,013,027; $14,232,467; and $38,164,630, respectively.

SEE NOTES TO FINANCIAL STATEMENTS	114

June 30, 2020

Global Opportunities Fund	Global Environmental Markets Fund	Global Women’s Leadership Fund	EAFE ESG Leaders Index Fund	Core Bond Fund	High Yield Bond Fund	Sustainable Allocation Fund

$38,141,070	$842,097,592	$474,829,655	$517,708,328	$694,656,818	$343,150,040	$1,734,562,849

$43,696,083	$1,008,880,380	$541,059,226	$572,815,723	$727,765,735	$347,907,843	$64,459,299
—	—	—	—	—	—	1,799,806,613
43,696,083	1,008,880,380	541,059,226	572,815,723	727,765,735	347,907,843	1,864,265,912
—	2,532,757	84,625	—	5,455,013	—	—
—	223,780	2,368,828	10,457	—	—	—
5,930	45,934	—	—	14,053	30,351	—

3,120	2,694,268	2,443,749	525,968	1,190,921	9,190,582	222,285
23,568	895,757	568,337	701,547	3,147,475	4,958,704	918,443
—	13,478,917	2,035,238	—	9,343,502	2,205,818	—
13,096	—	—	—	—	—	—
7,369	484,027	130,528	1,924,207	4,954	24	—
43,749,166	1,029,235,820	548,690,531	575,977,902	746,921,653	364,293,322	1,865,406,640

—	—	116,739	7,040,939	35,980,180	—	—

—	1,092,047	269,639	3,188,070	33,558	602,367	784,262
7,604	2,738,050	7,546,444	—	14,444,713	8,966,875	911,897
—	—	—	—	2,570	237,712	680
—	—	—	—	—	663,292	—

27,182	667,635	235,986	224,576	226,423	143,658	76,094
447	30,745	22,981	14,807	2,343	34,494	300,865
—	—	—	—	—	—	—
988	701	—	—	738	894	—
1,930	120,358	—	—	994	74,577	—
1,020	12,906	—	—	15,155	11,878	—
18,741	38,996	—	—	37,368	29,785	—
490	24,189	—	—	7,308	—	—
58,402	4,725,627	8,191,789	10,468,392	50,751,350	10,765,532	2,073,798
$43,690,764	$1,024,510,193	$540,498,742	$565,509,510	$696,170,303	$353,527,790	$1,863,332,842

115	SEE NOTES TO FINANCIAL STATEMENTS

June 30, 2020
Statements of Assets and Liabilities (Unaudited), continued

	Large Cap Fund	Small Cap Fund	ESG Beta Quality Fund	ESG Beta Dividend Fund
NET ASSETS REPRESENTED BY:
Paid in Capital	$540,606,546	$376,110,053	$127,251,845	$91,441,379
Total distributable earnings	222,273,097	(7,983,249)	94,108,942	38,077,990
NET ASSETS	$762,879,643	$368,126,804	$221,360,787	$129,519,369

Investor Class
Net assets	$10,749,920	$87,364,099	$146,660,068	$2,856,103
Capital Shares Outstanding (unlimited/authorized)	1,060,704	6,968,101	7,275,785	234,922
Net asset value per share	$10.13	$12.54	$20.16	$12.16
Class A
Net assets		$9,087,961	$5,559,364
Capital Shares Outstanding (unlimited/authorized)		726,789	276,594
Net asset value per share		$12.50	$20.10
Institutional Class
Net assets	$752,129,723	$271,674,744	$69,141,355	$126,663,266
Capital Shares Outstanding (unlimited/authorized)	74,037,565	21,421,174	3,327,201	10,391,589
Net asset value per share	$10.16	$12.68	$20.78	$12.19

SEE NOTES TO FINANCIAL STATEMENTS	116

June 30, 2020

Global Opportunities Fund	Global Environmental Markets Fund	Global Women’s Leadership Fund	EAFE ESG Leaders Index Fund	Core Bond Fund	High Yield Bond Fund	Sustainable Allocation Fund

$38,276,431	$885,276,828	$508,822,036	$550,803,986	$649,646,143	$425,514,520	$1,592,046,637
5,414,333	139,233,365	31,676,706	14,705,524	46,524,160	(71,986,730)	271,286,205
$43,690,764	$1,024,510,193	$540,498,742	$565,509,510	$696,170,303	$353,527,790	$1,863,332,842

$2,212,235	$134,692,280	$108,678,603	$71,278,008	$11,801,071	$153,520,044	$1,470,927,459
187,931	8,386,675	4,296,179	8,228,083	1,096,609	23,579,518	63,186,775
$11.77	$16.06	$25.30	$8.66	$10.76	$6.51	$23.28

	$12,053,891				$5,400,350
	751,673				827,561
	$16.04				$6.53

$41,478,529	$877,764,022	$431,820,139	$494,231,502	$684,369,232	$194,607,396	$392,405,383
3,518,491	54,276,676	16,982,181	58,222,937	63,588,119	29,993,116	16,564,300
$11.79	$16.17	$25.43	$8.49	$10.76	$6.49	$23.69

117	SEE NOTES TO FINANCIAL STATEMENTS

For the Period Ended June 30, 2020
Statements of Operations (Unaudited)

	Large Cap Fund	Small Cap Fund	ESG Beta Quality Fund	ESG Beta Dividend Fund
INVESTMENT INCOME
Income
Dividends (net of foreign withholding tax of $0; $20,477; $0; $0; $15,365; $729,858; $272,952; $905,150; $0; $0 and $0 respectively)	$6,275,410	$1,826,425	$2,384,765	$1,710,994
Dividends from affiliates - Note C	—	—	—	—
Interest	90,890	69,082	5,826	4,748
Income from securities lending - Note A	1,799	13,532	2,035	821
Other income - Note B	—	—	—	—
Total Income	6,368,099	1,909,039	2,392,626	1,716,563

Expenses
Investment advisory fees - Note B	2,349,809	1,373,199	702,145	388,373
Distribution expenses - Investor (Note B)	5,933	112,545	180,903	3,341
Distribution expenses - Class A (Note B)	—	12,756	7,255	—
Transfer agent fees - Note A	8,949	205,416	—	—
Printing and other shareholder communication fees	4,364	23,958	—	—
Custodian fees	29,660	21,802	—	—
Legal fees and related expenses	37,797	25,951	—	—
Trustees’ fees and expenses - Note B	32,425	24,441	—	—
Compliance expense	8,627	8,079	—	—
Audit fees	23,993	20,487	—	—
Registration fees	21,168	33,482	—	—
Other expenses	16,061	13,167	—	—
Total Expenses	2,538,786	1,875,283	890,303	391,714
Less: Advisory fee waiver - Note B	—	—	—	—
Expenses assumed by Adviser - Note B	—	—	—	—
Net expenses	2,538,786	1,875,283	890,303	391,714
Net investment income	3,829,313	33,756	1,502,323	1,324,849
REALIZED AND UNREALIZED GAIN (LOSS) - Notes A and C
Net realized gain (loss) on:
Investments in unaffiliated issuers	38,117,699	7,624,811	(1,528,182)	(1,088,832)
Investment in affiliated issuers	—	—	—	—
Foreign currency transactions	—	(6,187)	—	—
Change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(49,675,684)	(70,343,011)	(12,850,400)	(3,346,306)
Investment in affiliated issuers	—	—	—	—
Foreign currency translation	—	60	—	—
Net realized and unrealized gain (loss)
on investments and foreign currency	(11,557,985)	(62,724,327)	(14,378,582)	(4,435,138)

Net increase in net assets resulting from operations	$(7,728,672)	$(62,690,571)	$(12,876,259)	$(3,110,289)

SEE NOTES TO FINANCIAL STATEMENTS	118

For the Period Ended June 30, 2020

Global Opportunities Fund	Global Environmental Markets Fund	Global Women’s Leadership Fund	EAFE ESG Leaders Index Fund	Core Bond Fund	High Yield Bond Fund	Sustainable Allocation Fund

$240,706	$9,435,964	$5,441,797	$8,117,258	$47,773	$118,054	$—
—	—	—	—	—	—	14,477,031
1,523	92,823	3,968	1,121	8,714,381	10,314,636	230,110
100	15,621	1,800	37,982	15,114	—	—
2,337	89,922	—	—	—	26,143	—
244,666	9,634,330	5,447,565	8,156,361	8,777,268	10,458,833	14,707,141

160,695	3,737,048	1,321,357	1,466,619	1,377,414	866,223	451,747
2,386	167,128	136,560	90,413	11,723	205,493	1,802,628
—	15,086	—	—	—	6,902	—
9,781	451,821	—	—	10,379	174,470	—
1,145	25,268	—	—	1,356	19,387	—
16,014	76,333	—	—	54,434	42,892	—
13,325	44,695	—	—	35,993	24,338	—
15,318	37,086	—	—	31,251	23,210	—
7,492	8,931	—	—	8,531	8,006	—
19,194	29,607	—	—	27,936	24,185	—
19,751	46,443	—	—	22,477	35,914	—
2,293	17,884	—	—	16,393	9,411	—
267,394	4,657,330	1,457,917	1,557,032	1,597,887	1,440,431	2,254,375
(9,036)	—	—	—	—	—	—
(68,291)	—	—	—	—	—	—
190,067	4,657,330	1,457,917	1,557,032	1,597,887	1,440,431	2,254,375
54,599	4,977,000	3,989,648	6,599,329	7,179,381	9,018,402	12,452,766

(223,929)	(25,254,379)	(32,581,445)	(6,659,151)	17,831,786	(6,087,167)	—
—	—	—	—	—	—	6,491,507
(10,872)	96,940	(2,727)	(72,214)	—	—	—

(295,848)	(20,973,914)	(1,344,926)	(44,578,977)	14,430,981	(10,305,979)	—
—	—	—	—	—	—	(7,961,993)
(83)	(17,538)	(3,712)	17,153	—	—	—

(530,732)	(46,148,891)	(33,932,810)	(51,293,189)	32,262,767	(16,393,146)	(1,470,486)

$(476,133)	$(41,171,891)	$(29,943,162)	$(44,693,860)	$39,442,148	$(7,374,744)	$10,982,280

119	SEE NOTES TO FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	Large Cap Fund
	(Unaudited) Period Ended 6/30/20	Year Ended 12/31/19
Increase (Decrease) in Net Assets
Operations
Investment income, net	$3,829,313	$6,746,320
Net realized gain (loss) on investments and foreign currency transactions	38,117,699	28,252,754
Change in unrealized appreciation (depreciation) on investments and foreign currency translations	(49,675,684)	168,139,590
Net increase (decrease) in net assets resulting from operations	(7,728,672)	203,138,664
Distributions from Investor Class	(42,162)	(105,410)
Distributions from Class A	—	—
Distributions from Institutional Class	(3,477,295)	(27,322,400)
Total distributions to shareholders	(3,519,457)	(27,427,810)
From capital share transactions:
Investor Class
Proceeds from shares sold	8,329,231	1,381,152
Proceeds from reinvestment of distributions	40,120	101,502
Cost of shares redeemed	(873,983)	(807,918)
Net increase (decrease) from Investor Class transactions	7,495,368	674,736
Class A
Proceeds from shares sold
Proceeds from reinvestment of distributions
Cost of shares redeemed
Net increase (decrease) from Class A transactions
Institutional Class
Proceeds from shares sold	37,472,487	945,950
Proceeds from reinvestment of distributions	3,475,994	27,303,786
Cost of shares redeemed	(40,591,002)	(30,999,229)
Net increase (decrease) from Institutional Class transactions	357,479	(2,749,493)
Net increase (decrease) from capital share transactions	7,852,847	(2,074,757)
Net increase (decrease) in net assets	(3,395,282)	173,636,097
Net assets
Beginning of period	766,274,925	592,638,828
End of period	$762,879,643	$766,274,925

Shares of Beneficial Interest:
Investor Class
Shares sold	835,374	144,243
Shares issued in reinvestment of distributions	3,960	9,881
Shares redeemed	(93,692)	(86,861)
Net increase (decrease) in shares outstanding	745,642	67,263

Class A
Shares sold
Shares issued in reinvestment of distributions
Shares redeemed
Net increase in shares outstanding

Institutional Class
Shares sold	4,245,715	99,082
Shares issued in reinvestment of distributions	342,463	2,662,994
Shares redeemed	(3,943,358)	(3,390,826)
Net increase (decrease) in shares outstanding	644,820	(628,750)

SEE NOTES TO FINANCIAL STATEMENTS	120

Small Cap Fund		ESG Beta Quality Fund		ESG Beta Dividend Fund
(Unaudited) Period Ended 6/30/20	Year Ended 12/31/19	(Unaudited) Period Ended 6/30/20	Year Ended 12/31/19	(Unaudited) Period Ended 6/30/20	Year Ended 12/31/19

$33,756	$4,552,301	$1,502,323	$3,336,663	$1,324,849	$2,925,070
7,618,624	6,360,385	(1,528,182)	6,522,385	(1,088,832)	3,919,774
(70,342,951)	84,530,183	(12,850,400)	42,568,621	(3,346,306)	22,335,242
(62,690,571)	95,442,869	(12,876,259)	52,427,669	(3,110,289)	29,180,086
—	(1,074,371)	(947,667)	(5,328,473)	(24,365)	(124,784)
—	(123,378)	(36,330)	(219,743)
—	(2,994,551)	(511,125)	(2,488,325)	(1,221,251)	(6,221,250)
—	(4,192,300)	(1,495,122)	(8,036,541)	(1,245,616)	(6,346,034)

8,585,908	13,677,304	3,152,504	6,826,013	649,321	1,247,672
—	1,017,639	925,605	5,208,768	23,920	122,435
(15,527,044)	(44,744,405)	(8,778,720)	(15,699,436)	(518,538)	(755,355)
(6,941,136)	(30,049,462)	(4,700,611)	(3,664,655)	154,703	614,752

1,109,043	1,709,333	200,857	399,058
—	110,555	34,508	210,714
(2,624,879)	(4,229,884)	(877,972)	(602,219)
(1,515,836)	(2,409,996)	(642,607)	7,553

65,338,781	105,566,974	7,652,284	13,543,838	11,524,372	1,014,394
—	2,285,599	478,735	2,358,813	1,204,039	6,220,386
(57,174,185)	(182,128,560)	(7,471,469)	(10,204,044)	(11,866,949)	(15,032,201)
8,164,596	(74,275,987)	659,550	5,698,607	861,462	(7,797,421)
(292,376)	(106,735,445)	(4,683,668)	2,041,505	1,016,165	(7,182,669)
(62,982,947)	(15,484,876)	(19,055,049)	46,432,633	(3,339,740)	15,651,383

431,109,751	446,594,627	240,415,836	193,983,203	132,859,109	117,207,726
$368,126,804	$431,109,751	$221,360,787	$240,415,836	$129,519,369	$132,859,109

720,755	1,004,391	163,245	345,853	54,832	103,324
—	73,054	46,027	247,071	1,974	9,677
(1,287,966)	(3,274,454)	(453,590)	(788,361)	(45,599)	(62,731)
(567,211)	(2,197,009)	(244,318)	(195,437)	11,207	50,270

96,956	125,548	9,840	19,876
—	7,959	1,720	10,026
(220,904)	(308,730)	(46,873)	(29,771)
(123,948)	(175,223)	(35,313)	131

5,437,143	7,701,571	387,001	667,483	1,068,636	82,856
—	162,691	23,094	108,662	99,098	491,692
(4,812,339)	(13,265,181)	(379,063)	(497,959)	(926,944)	(1,241,588)
624,804	(5,400,919)	31,032	278,186	240,790	(667,040)

121	SEE NOTES TO FINANCIAL STATEMENTS

Statements of Changes in Net Assets, continued

	Global Opportunities Fund
	(Unaudited) Period Ended 6/30/20	Year Ended 12/31/19
Increase (Decrease) in Net Assets
Operations
Investment income, net	$54,599	$157,936
Net realized gain (loss) on investments and foreign currency transactions	(234,801)	776,677
Change in unrealized appreciation (depreciation) on investments and foreign currency translations	(295,931)	7,932,377
Net increase (decrease) in net assets resulting from operations	(476,133)	8,866,990
Distributions from Investor Class	—	(26,709)
Distributions from Class A
Distributions from Institutional Class	—	(746,206)
Total distributions to shareholders	—	(772,915)
From capital share transactions:
Investor Class
Proceeds from shares sold	672,425	1,558,192
Proceeds from reinvestment of distributions	—	26,708
Cost of shares redeemed	(136,742)	(179,928)
Net increase (decrease) from Investor Class transactions	535,683	1,404,972
Class A
Proceeds from shares sold
Proceeds from reinvestment of distributions
Cost of shares redeemed
Net increase (decrease) from Class A transactions
Institutional Class
Proceeds from shares sold	3,703,804	6,892,970
Proceeds from reinvestment of distributions	—	743,145
Cost of shares redeemed	(2,146,704)	(3,445)
Net increase (decrease) from Institutional Class transactions	1,557,100	7,632,670
Net increase (decrease) from capital share transactions	2,092,783	9,037,642
Net increase (decrease) in net assets	1,616,650	17,131,717
Net assets
Beginning of period	42,074,114	24,942,397
End of period	$43,690,764	$42,074,114

Shares of Beneficial Interest:
Investor Class
Shares sold	60,560	140,056
Shares issued in reinvestment of distributions	—	2,235
Shares redeemed	(12,422)	(16,236)
Net increase (decrease) in shares outstanding	48,138	126,055

Class A
Shares sold
Shares issued in reinvestment of distributions
Shares redeemed
Net increase in shares outstanding

Institutional Class
Shares sold	343,636	590,890
Shares issued in reinvestment of distributions	—	62,332
Shares redeemed	(180,547)	(289)
Net increase (decrease) in shares outstanding	163,089	652,933

SEE NOTES TO FINANCIAL STATEMENTS	122

Global Environmental Markets Fund		Global Women’s Leadership Fund
(Unaudited) Period Ended 6/30/20	Year Ended 12/31/19	(Unaudited) Period Ended 6/30/20	Year Ended 12/31/19

$4,977,000	$7,729,950	$3,989,648	$7,217,885
(25,157,439)	11,129,697	(32,584,172)	1,924,487
(20,991,452)	170,188,709	(1,348,638)	70,826,316
(41,171,891)	189,048,356	(29,943,162)	79,968,688
(472,944)	(995,625)	(702,958)	(3,470,585)
(42,140)	(87,611)
(3,975,526)	(6,356,689)	(3,172,889)	(9,991,550)
(4,490,610)	(7,439,925)	(3,875,847)	(13,462,135)

9,449,288	26,248,873	11,464,010	26,558,976
432,992	915,312	667,645	3,304,467
(19,877,802)	(26,099,180)	(14,131,370)	(18,215,556)
(9,995,522)	1,065,005	(1,999,715)	11,647,887

1,196,246	1,491,935
37,098	71,736
(1,970,841)	(3,810,989)
(737,497)	(2,247,318)

217,391,796	281,950,208	139,382,872	159,416,311
3,699,784	5,793,704	2,847,212	8,789,343
(108,386,588)	(91,069,741)	(30,767,814)	(25,191,609)
112,704,992	196,674,171	111,462,270	143,014,045
101,971,973	195,491,858	109,462,555	154,661,932
56,309,472	377,100,289	75,643,546	221,168,485

968,200,721	591,100,432	464,855,196	243,686,711
$1,024,510,193	$968,200,721	$540,498,742	$464,855,196

624,839	1,717,446	458,406	1,052,804
26,977	57,130	26,316	124,452
(1,297,451)	(1,702,959)	(584,681)	(720,068)
(645,635)	71,617	(99,959)	457,188

77,779	96,519
2,316	4,486
(142,621)	(249,879)
(62,526)	(148,874)

14,281,664	18,469,668	5,386,750	6,308,732
228,947	357,002	111,655	328,700
(7,519,232)	(5,913,097)	(1,270,415)	(978,844)
6,991,379	12,913,573	4,227,990	5,658,588

123	SEE NOTES TO FINANCIAL STATEMENTS

Statements of Changes in Net Assets, continued

	EAFE ESG Leaders Index Fund
	(Unaudited) Period Ended 6/30/20	Year Ended 12/31/19
Increase (Decrease) in Net Assets
Operations
Investment income, net	$6,599,329	$15,101,250
Net realized gain (loss) on investments and foreign currency transactions	(6,731,365)	(5,759,927)
Change in unrealized appreciation (depreciation) on investments and foreign currency translations	(44,561,824)	110,270,378
Net increase (decrease) in net assets resulting from operations	(44,693,860)	119,611,701
Distributions from Investor Class	(768,342)	(1,983,451)
Distributions from Class A
Distributions from Institutional Class	(5,978,371)	(14,060,119)
Total distributions to shareholders	(6,746,713)	(16,043,570)
From capital share transactions:
Investor Class
Proceeds from shares sold	9,724,551	17,043,389
Proceeds from reinvestment of distributions	728,444	1,848,129
Cost of shares redeemed	(16,074,366)	(26,592,900)
Net increase (decrease) from Investor Class transactions	(5,621,371)	(7,701,382)
Class A
Proceeds from shares sold
Proceeds from reinvestment of distributions
Cost of shares redeemed
Net increase (decrease) from Class A transactions
Institutional Class
Proceeds from shares sold	111,281,715	122,187,707
Proceeds from reinvestment of distributions	5,524,167	13,223,070
Cost of shares redeemed	(139,027,893)	(102,270,983)
Net increase (decrease) from Institutional Class transactions	(22,222,011)	33,139,794
Net increase (decrease) from capital share transactions	(27,843,382)	25,438,412
Net increase (decrease) in net assets	(79,283,955)	129,006,543
Net assets
Beginning of period	644,793,465	515,786,922
End of period	$565,509,510	$644,793,465

Shares of Beneficial Interest:
Investor Class
Shares sold	1,155,894	1,942,870
Shares issued in reinvestment of distributions	83,346	203,929
Shares redeemed	(1,916,191)	(3,036,000)
Net increase (decrease) in shares outstanding	(676,951)	(889,201)

Class A
Shares sold
Shares issued in reinvestment of distributions
Shares redeemed
Net increase in shares outstanding

Institutional Class
Shares sold	14,087,532	14,236,908
Shares issued in reinvestment of distributions	644,594	1,486,417
Shares redeemed	(16,467,726)	(11,932,268)
Net increase (decrease) in shares outstanding	(1,735,600)	3,791,057

SEE NOTES TO FINANCIAL STATEMENTS	124

Core Bond Fund		High Yield Bond Fund		Sustainable Allocation Fund
(Unaudited) Period Ended 6/30/20	Year Ended 12/31/19	(Unaudited) Period Ended 6/30/20	Year Ended 12/31/19	(Unaudited) Period Ended 6/30/20	Year Ended 12/31/19

$7,179,381	$17,484,311	$9,018,402	$18,928,398	$12,452,766	$29,088,062
17,831,786	7,048,964	(6,087,167)	(8,892,802)	6,491,507	27,512,989
14,430,981	28,214,334	(10,305,979)	39,322,008	(7,961,993)	284,650,514
39,442,148	52,747,609	(7,374,744)	49,357,604	10,982,280	341,251,565
(92,609)	(139,036)	(6,565,614)	(8,660,826)	(4,466,857)	(131,657,832)
		(140,597)	(292,034)
(7,616,174)	(18,172,126)	(2,312,065)	(9,984,256)	(15,303,824)	(34,380,100)
(7,708,783)	(18,311,162)	(9,018,276)	(18,937,116)	(19,770,681)	(166,037,932)

5,311,376	3,676,166	22,020,172	37,625,331	33,031,177	76,654,788
91,569	136,697	3,909,072	8,193,211	14,753,186	127,269,290
(1,421,264)	(951,396)	(48,504,924)	(39,060,094)	(92,528,817)	(143,257,511)
3,981,681	2,861,467	(22,575,680)	6,758,448	(44,744,454)	60,666,567

		331,498	803,489
		130,267	278,404
		(666,824)	(1,481,640)
		(205,059)	(399,747)

20,624,283	14,494,070	67,827,052	79,829,366	38,411,339	47,827,366
7,597,562	18,140,809	3,635,182	7,494,151	4,063,680	31,625,501
(77,457,986)	(46,719,900)	(54,568,801)	(105,216,195)	(23,456,645)	(107,146,469)
(49,236,141)	(14,085,021)	16,893,433	(17,892,678)	19,018,374	(27,693,602)
(45,254,460)	(11,223,554)	(5,887,306)	(11,533,977)	(25,726,080)	32,972,965
(13,521,095)	23,212,893	(22,280,326)	18,886,511	(34,514,481)	208,186,598

709,691,398	686,478,505	375,808,116	356,921,605	1,897,847,323	1,689,660,725
$696,170,303	$709,691,398	$353,527,790	$375,808,116	$1,863,332,842	$1,897,847,323

504,082	362,087	3,400,970	5,676,380	1,443,536	3,242,648
8,626	13,428	605,591	1,232,947	644,525	5,441,977
(135,435)	(93,666)	(7,490,630)	(5,894,629)	(4,113,625)	(6,127,622)
377,273	281,849	(3,484,069)	1,014,698	(2,025,564)	2,557,003

		52,106	119,668
		20,153	41,860
		(101,974)	(222,143)
		(29,715)	(60,615)

1,981,120	1,408,141	10,566,675	12,172,704	1,648,614	2,011,825
716,439	1,785,769	565,389	1,133,547	174,482	1,329,821
(7,349,280)	(4,720,452)	(8,706,185)	(15,973,491)	(1,034,310)	(4,566,413)
(4,651,721)	(1,526,542)	2,425,879	(2,667,240)	788,786	(1,224,767)

125	SEE NOTES TO FINANCIAL STATEMENTS

June 30, 2020
Financial Highlights
Selected data for a share outstanding throughout each period.

		Income (loss) from investment operations				Distributions to shareholders
	Net asset value, beginning of period	Net investment income[1]		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income		From net realized gains
Large Cap Fund
Investor Class
Period Ended June 30, 2020 (Unaudited)	$10.38	$0.04		$(0.25)	$(0.21)	$0.04		$—
Year Ended December 31, 2019	7.97	0.07		2.71	2.78	0.07		0.30
Year Ended December 31, 2018	10.56	0.07		(0.63)	(0.56)	0.07		1.96
Year Ended December 31, 2017	9.91	0.09		1.95	2.04	0.09		1.30
Period Ended December 31, 2016[5]	10.00	—		(0.08)	(0.08)	0.01		—
Institutional Class
Period Ended June 30, 2020 (Unaudited)	$10.40	$0.05		$(0.24)	$(0.19)	$0.05		$—
Year Ended December 31, 2019	7.98	0.09		2.72	2.81	0.09		0.30
Year Ended December 31, 2018	10.57	0.10		(0.63)	(0.53)	0.10		1.96
Year Ended December 31, 2017	9.91	0.10		1.97	2.07	0.11		1.30
Period Ended December 31, 2016[5]	10.00	0.01		(0.09)	(0.08)	0.01		—

Small Cap Fund
Investor Class
Period Ended June 30, 2020 (Unaudited)	$14.67	$(0.01)		$(2.12)	$(2.13)	$—		$—
Year Ended December 31, 2019	12.01	0.13		2.66	2.79	0.13		—
Year Ended December 31, 2018	16.41	0.00	[7]	(2.64)	(2.64)	0.00	[7]	1.76
Year Ended December 31, 2017	15.34	0.03		1.30	1.33	0.02		0.24
Year Ended December 31, 2016	13.30	0.12		2.26	2.38	0.10		0.24
Year Ended December 31, 2015	13.92	0.03		(0.56)	(0.53)	0.02		0.07
Class A
Period Ended June 30, 2020 (Unaudited)	$14.63	$(0.01)		$(2.12)	$(2.13)	$—		$—
Year Ended December 31, 2019	11.98	0.12		2.66	2.78	0.13		—
Year Ended December 31, 2018	16.38	0.00	[7]	(2.63)	(2.63)	0.01		1.76
Year Ended December 31, 2017	15.31	0.03		1.30	1.33	0.02		0.24
Year Ended December 31, 2016	13.28	0.12		2.25	2.37	0.10		0.24
Year Ended December 31, 2015	13.90	0.03		(0.56)	(0.53)	0.02		0.07
Institutional Class
Period Ended June 30, 2020 (Unaudited)	$14.82	$0.01		$(2.15)	$(2.14)	$—		$—
Year Ended December 31, 2019	12.12	0.15		2.70	2.85	0.15		—
Year Ended December 31, 2018	16.53	0.05		(2.67)	(2.62)	0.03		1.76
Year Ended December 31, 2017	15.44	0.07		1.32	1.39	0.06		0.24
Year Ended December 31, 2016	13.38	0.16		2.27	2.43	0.13		0.24
Year Ended December 31, 2015	14.00	0.06		(0.56)	(0.50)	0.05		0.07

[1]	Based on average shares outstanding during the period.
[2]

Total return represents aggregate total return for the period indicated, includes reinvestment of all dividends and distributions, and does not reflect the deduction of any applicable sales charges. Total returns for periods of less than one year have not been annualized.

[3]	Ratios representing periods of less than one year have been annualized.
[4]	Not annualized

SEE NOTES TO FINANCIAL STATEMENTS	126

June 30, 2020

				Ratios to average net assets[3]
Total distributions	Net asset value, end of period	Total return[2]	Net assets end of period (in $000’s)	Net expenses including reimbursements and waivers	Net investment income	Total expenses excluding reimbursements and waivers	Portfolio Turnover[4]

$0.04	$10.13	(2.00%)	$10,750	0.96%	0.86%	0.96%	26%
0.37	10.38	34.85%	3,271	0.95%	0.74%	0.95%	37%
2.03	7.97	(5.01%)	1,975	0.96%	0.67%	0.96%	54%
1.39	10.56	20.65%	786	0.95%	0.82%	0.95%	57%
0.01	9.91	(0.83%)	1	0.96%	1.06%	0.96%	3%[6]

$0.05	$10.16	(1.85%)	$752,130	0.70%	1.06%	0.70%	26%
0.39	10.40	35.23%	763,004	0.70%	1.00%	0.70%	37%
2.06	7.98	(4.79%)	590,664	0.70%	0.85%	0.70%	54%
1.41	10.57	20.96%	718,601	0.70%	0.94%	0.70%	57%
0.01	9.91	(0.83%)	789,950	0.71%	1.31%	0.71%	3%[6]

$—	$12.54	(14.52%)	$87,364	1.20%	(0.17%)	1.20%	44%
0.13	14.67	23.29%	110,520	1.20%	0.93%	1.20%	78%
1.76	12.01	(15.80%)	116,887	1.18%	0.03%	1.18%	57%
0.26	16.41	8.77%	223,360	1.19%	0.18%	1.19%	56%
0.34	15.34	17.90%	272,159	1.19%	0.82%	1.19%	49%
0.09	13.30	(3.85%)	216,844	1.22%	0.20%	1.23%	48%

$—	$12.50	(14.56%)	$9,088	1.20%	(0.17%)	1.20%	44%
0.13	14.63	23.27%	12,445	1.20%	0.90%	1.20%	78%
1.77	11.98	(15.82%)	12,290	1.18%	0.02%	1.18%	57%
0.26	16.38	8.80%	27,100	1.19%	0.19%	1.19%	56%
0.34	15.31	17.85%	39,477	1.19%	0.84%	1.19%	49%
0.09	13.28	(3.87%)	28,394	1.22%	0.19%	1.23%	48%

$—	$12.68	(14.44%)	$271,675	0.96%	0.09%	0.96%	44%
0.15	14.82	23.56%	308,145	0.95%	1.08%	0.95%	78%
1.79	12.12	(15.59%)	317,417	0.93%	0.29%	0.93%	57%
0.30	16.53	9.10%	580,752	0.95%	0.45%	0.95%	56%
0.37	15.44	18.17%	482,315	0.94%	1.14%	0.94%	49%
0.12	13.38	(3.62%)	260,786	0.97%	0.44%	0.98%	48%

[5]	Per share data is reflected from the Fund’s inception date of December 16, 2016.
[6]	For purposes of calculating the turnover ratio for the Large Cap Fund, transactions related to an in-kind subscription have been excluded.
[7]	Rounds to less than $0.01

127	SEE NOTES TO FINANCIAL STATEMENTS

June 30, 2020
Financial Highlights, continued
Selected data for a share outstanding throughout each period.

		Income (loss) from investment operations			Distributions to shareholders
	Net asset value, beginning of period	Net investment income[1]	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains
ESG Beta Quality Fund
Investor Class
Period Ended June 30, 2020 (Unaudited)	$21.41	$0.13	$(1.25)	$(1.12)	$0.13	$—
Year Ended December 31, 2019	17.42	0.28	4.43	4.71	0.28	0.44
Year Ended December 31, 2018	19.69	0.32	(1.20)	(0.88)	0.32	1.07
Year Ended December 31, 2017	16.90	0.23	3.45	3.68	0.23	0.66
Year Ended December 31, 2016	17.55	0.16	0.95	1.11	0.16	1.60
Year Ended December 31, 2015	18.26	0.03	0.38	0.41	0.03	1.09
Class A
Period Ended June 30, 2020 (Unaudited)	$21.35	$0.13	$(1.25)	$(1.12)	$0.13	$—
Year Ended December 31, 2019	17.38	0.28	4.41	4.69	0.28	0.44
Year Ended December 31, 2018	19.65	0.32	(1.20)	(0.88)	0.32	1.07
Year Ended December 31, 2017	16.86	0.23	3.45	3.68	0.23	0.66
Year Ended December 31, 2016	17.52	0.17	0.93	1.10	0.16	1.60
Year Ended December 31, 2015	18.23	0.04	0.38	0.42	0.04	1.09
Institutional Class
Period Ended June 30, 2020 (Unaudited)	$22.07	$0.16	$(1.30)	$(1.14)	$0.15	$—
Year Ended December 31, 2019	17.94	0.34	4.56	4.90	0.33	0.44
Year Ended December 31, 2018	20.23	0.38	(1.23)	(0.85)	0.37	1.07
Year Ended December 31, 2017	17.34	0.28	3.55	3.83	0.28	0.66
Year Ended December 31, 2016	17.97	0.19	0.99	1.18	0.21	1.60
Year Ended December 31, 2015	18.66	0.08	0.39	0.47	0.07	1.09

ESG Beta Dividend Fund
Investor Class
Period Ended June 30, 2020 (Unaudited)	$12.78	$0.12	$(0.64)	$(0.52)	$0.10	$—
Year Ended December 31, 2019	10.64	0.25	2.49	2.74	0.25	0.35
Year Ended December 31, 2018	11.50	0.24	(0.73)	(0.49)	0.24	0.13
Year Ended December 31, 2017	9.86	0.22	1.67	1.89	0.23	0.02
Period Ended December 31, 2016[5]	9.96	0.01	(0.10)	(0.09)	0.01	—
Institutional Class
Period Ended June 30, 2020 (Unaudited)	$12.81	$0.12	$(0.61)	$(0.49)	$0.13	$—
Year Ended December 31, 2019	10.66	0.28	2.50	2.78	0.28	0.35
Year Ended December 31, 2018	11.50	0.26	(0.70)	(0.44)	0.27	0.13
Year Ended December 31, 2017	9.86	0.24	1.67	1.91	0.25	0.02
Period Ended December 31, 2016[5]	9.96	0.01	(0.10)	(0.09)	0.01	—

[1]	Based on average shares outstanding during the period.
[2]

Total return represents aggregate total return for the period indicated, includes reinvestment of all dividends and distributions, and does not reflect the deduction of any applicable sales charges. Total returns for periods of less than one year have not been annualized.

[3]	Ratios representing periods of less than one year have been annualized.

SEE NOTES TO FINANCIAL STATEMENTS	128

June 30, 2020

				Ratios to average net assets[3]
Total distributions	Net asset value, end of period	Total return[2]	Net assets end of period (in $000’s)	Net expenses including reimbursements and waivers	Net investment income	Total expenses excluding reimbursements and waivers	Portfolio Turnover[4]

$0.13	$20.16	(5.23%)	$146,660	0.90%	1.31%	0.90%	43%
0.72	21.41	27.13%	161,021	0.90%	1.43%	0.90%	49%
1.39	17.42	(4.43%)	134,435	0.90%	1.59%	0.90%	55%
0.89	19.69	21.89%	164,016	0.90%	1.25%	0.90%	36%
1.76	16.90	6.26%	161,041	1.07%	0.93%	1.09%	80%
1.12	17.55	2.20%	161,334	1.24%	0.18%	1.28%	26%

$0.13	$20.10	(5.25%)	$5,559	0.90%	1.32%	0.90%	43%
0.72	21.35	27.08%	6,659	0.90%	1.43%	0.90%	49%
1.39	17.38	(4.43%)	5,417	0.90%	1.59%	0.90%	55%
0.89	19.65	21.96%	5,589	0.90%	1.25%	0.90%	36%
1.76	16.86	6.24%	4,296	1.06%	0.96%	1.09%	80%
1.13	17.52	2.24%	3,251	1.24%	0.20%	1.28%	26%

$0.15	$20.78	(5.14%)	$69,141	0.65%	1.56%	0.65%	43%
0.77	22.07	27.42%	72,736	0.65%	1.68%	0.65%	49%
1.44	17.94	(4.16%)	54,131	0.65%	1.84%	0.65%	55%
0.94	20.23	22.22%	43,038	0.65%	1.48%	0.65%	36%
1.81	17.34	6.49%	27,580	0.84%	1.08%	0.84%	80%
1.16	17.97	2.50%	38,741	0.99%	0.44%	1.03%	26%

$0.10	$12.16	(4.03%)	$2,856	0.90%	1.96%	0.90%	55%
0.60	12.78	25.85%	2,859	0.90%	2.03%	0.90%	50%
0.37	10.64	(4.21%)	1,846	0.90%	2.11%	0.90%	52%
0.25	11.50	19.24%	353	0.90%	2.10%	0.90%	31%
0.01	9.86	(0.89%)	10	0.90%	1.93%	0.90%	0%[6]

$0.13	$12.19	(3.91%)	$126,663	0.65%	2.22%	0.65%	55%
0.63	12.81	26.18%	130,001	0.65%	2.28%	0.65%	50%
0.40	10.66	(3.84%)	115,362	0.65%	2.24%	0.65%	52%
0.27	11.50	19.44%	149,178	0.65%	2.31%	0.65%	31%
0.01	9.86	(0.89%)	136,601	0.65%	2.18%	0.65%	0%[6]

[4]	Not annualized
[5]	Per share data is reflected from the Fund’s inception date of December 16, 2016.
[6]	For purposes of calculating the turnover ratio for ESG Beta Dividend Fund, transactions related to an in-kind subscription have been excluded.

129	SEE NOTES TO FINANCIAL STATEMENTS

June 30, 2020
Financial Highlights, continued
Selected data for a share outstanding throughout each period.

		Income (loss) from investment operations				Distributions to shareholders
	Net asset value, beginning of period	Net investment income[1]		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains
Global Opportunities Fund
Investor Class
Period Ended June 30, 2020 (Unaudited)	$12.04	$0.00	[6]	$(0.27)	$(0.27)	$—	$—
Year Ended December 31, 2019	9.18	0.02		3.05	3.07	0.03	0.18
Period Ended December 31, 2018[5]	10.00	(0.01)		(0.81)	(0.82)	—	—
Institutional Class
Period Ended June 30, 2020 (Unaudited)	$12.04	$0.02		$(0.27)	$(0.25)	$—	$—
Year Ended December 31, 2019	9.18	0.06		3.03	3.09	0.05	0.18
Period Ended December 31, 2018[5]	10.00	0.00	[6]	(0.82)	(0.82)	—	—

Global Environmental Markets Fund
Investor Class
Period Ended June 30, 2020 (Unaudited)	$16.85	$0.06		$(0.79)	$(0.73)	$0.06	$—
Year Ended December 31, 2019	13.28	0.12		3.56	3.68	0.11	—
Year Ended December 31, 2018	16.11	0.13		(2.43)	(2.30)	0.12	0.41
Year Ended December 31, 2017	13.16	0.07		3.40	3.47	0.05	0.47
Year Ended December 31, 2016	11.96	0.08		1.19	1.27	0.07	—
Year Ended December 31, 2015	12.25	0.04		(0.21)	(0.17)	0.04	0.08
Class A
Period Ended June 30, 2020 (Unaudited)	$16.83	$0.06		$(0.79)	$(0.73)	$0.06	$—
Year Ended December 31, 2019	13.26	0.12		3.56	3.68	0.11	—
Year Ended December 31, 2018	16.09	0.13		(2.43)	(2.30)	0.12	0.41
Year Ended December 31, 2017	13.14	0.07		3.40	3.47	0.05	0.47
Year Ended December 31, 2016	11.94	0.08		1.19	1.27	0.07	—
Year Ended December 31, 2015	12.23	0.04		(0.21)	(0.17)	0.04	0.08
Institutional Class
Period Ended June 30, 2020 (Unaudited)	$16.97	$0.08		$(0.81)	$(0.73)	$0.07	$—
Year Ended December 31, 2019	13.36	0.16		3.60	3.76	0.15	—
Year Ended December 31, 2018	16.22	0.17		(2.46)	(2.29)	0.16	0.41
Year Ended December 31, 2017	13.24	0.10		3.44	3.54	0.09	0.47
Year Ended December 31, 2016	12.03	0.11		1.20	1.31	0.10	—
Year Ended December 31, 2015	12.31	0.07		(0.21)	(0.14)	0.06	0.08

[1]	Based on average shares outstanding during the period.
[2]

Total return represents aggregate total return for the period indicated, includes reinvestment of all dividends and distributions, and does not reflect the deduction of any applicable sales charges. Total returns for periods of less than one year have not been annualized.

[3]	Ratios representing periods of less than one year have been annualized.

SEE NOTES TO FINANCIAL STATEMENTS	130

June 30, 2020

				Ratios to average net assets[3]
Total distributions	Net asset value, end of period	Total return[2]	Net assets end of period (in $000’s)	Net expenses including reimbursements and waivers	Net investment income	Total expenses excluding reimbursements and waivers	Portfolio Turnover[4]

$—	$11.77	(2.24%)	$2,212	1.18%	0.07%	1.68%	21%
0.21	12.04	33.51%	1,683	1.19%	0.17%	1.68%	29%
—	9.18	(8.20%)	126	1.16%	(0.14%)	2.06%	17%

$—	$11.79	(2.08%)	$41,479	0.93%	0.28%	1.31%	21%
0.23	12.04	33.72%	40,392	0.92%	0.51%	1.42%	29%
—	9.18	(8.20%)	24,816	0.92%	0.01%	1.81%	17%

$0.06	$16.06	(4.36%)	$134,692	1.21%	0.82%	1.21%	20%
0.11	16.85	27.75%	152,209	1.22%	0.78%	1.22%	14%
0.53	13.28	(14.31%)	118,980	1.22%	0.83%	1.24%	26%
0.52	16.11	26.42%	154,325	1.23%	0.46%	1.26%	18%
0.07	13.16	10.62%	122,610	1.29%	0.61%	1.34%	30%
0.12	11.96	(1.45%)	104,712	1.40%	0.31%	1.41%	22%

$0.06	$16.04	(4.37%)	$12,054	1.21%	0.81%	1.21%	20%
0.11	16.83	27.77%	13,700	1.22%	0.78%	1.22%	14%
0.53	13.26	(14.33%)	12,766	1.22%	0.86%	1.24%	26%
0.52	16.09	26.45%	15,383	1.23%	0.47%	1.26%	18%
0.07	13.14	10.62%	13,042	1.30%	0.63%	1.34%	30%
0.12	11.94	(1.44%)	13,330	1.40%	0.30%	1.41%	22%

$0.07	$16.17	(4.28%)	$877,764	0.96%	1.11%	0.96%	20%
0.15	16.97	28.17%	802,292	0.97%	1.01%	0.97%	14%
0.57	13.36	(14.17%)	459,354	0.97%	1.10%	0.99%	26%
0.56	16.22	26.79%	439,991	0.98%	0.67%	1.02%	18%
0.10	13.24	10.91%	209,759	1.04%	0.86%	1.09%	30%
0.14	12.03	(1.21%)	133,930	1.15%	0.55%	1.16%	22%

[4]	Not annualized
[5]	Per share data is reflected from the Fund’s inception date of June 27, 2018.
[6]	Rounds to less than $0.01

131	SEE NOTES TO FINANCIAL STATEMENTS

June 30, 2020
Financial Highlights, continued
Selected data for a share outstanding throughout each period.

		Income (loss) from investment operations			Distributions to shareholders
	Net asset value, beginning of period	Net investment income[1]	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains
Global Women’s Leadership Fund
Investor Class
Period Ended June 30, 2020 (Unaudited)	$27.00	$0.17	$(1.71)	$(1.54)	$0.16	$—
Year Ended December 31, 2019	22.02	0.47	5.33	5.80	0.44	0.38
Year Ended December 31, 2018	25.02	0.47	(2.39)	(1.92)	0.44	0.64
Year Ended December 31, 2017	20.56	0.39	4.69	5.08	0.36	0.26
Year Ended December 31, 2016	19.75	0.39	0.79	1.18	0.37	—
Year Ended December 31, 2015	20.43	0.33	(0.53)	(0.20)	0.32	0.16
Institutional Class
Period Ended June 30, 2020 (Unaudited)	$27.14	$0.21	$(1.73)	$(1.52)	$0.19	$—
Year Ended December 31, 2019	22.12	0.53	5.37	5.90	0.50	0.38
Year Ended December 31, 2018	25.13	0.53	(2.40)	(1.87)	0.50	0.64
Year Ended December 31, 2017	20.65	0.43	4.73	5.16	0.42	0.26
Year Ended December 31, 2016	19.83	0.42	0.82	1.24	0.42	—
Year Ended December 31, 2015	20.52	0.38	(0.54)	(0.16)	0.37	0.16

EAFE ESG Leaders Index Fund
Investor Class
Period Ended June 30, 2020 (Unaudited)	$9.53	$0.09	$(0.87)	$(0.78)	$0.09	$—
Year Ended December 31, 2019	7.95	0.21	1.59	1.80	0.22	—
Year Ended December 31, 2018	9.36	0.22	(1.43)	(1.21)	0.20	—
Year Ended December 31, 2017	7.79	0.21	1.57	1.78	0.21	—
Year Ended December 31, 2016	8.13	0.20	(0.35)	(0.15)	0.19	—
Year Ended December 31, 2015	8.19	0.16	(0.08)	0.08	0.14	0.00	[6]
Institutional Class
Period Ended June 30, 2020 (Unaudited)	$9.34	$0.10	$(0.85)	$(0.75)	$0.10	$—
Year Ended December 31, 2019	7.80	0.23	1.55	1.78	0.24	—
Year Ended December 31, 2018	9.19	0.23	(1.40)	(1.17)	0.22	—
Year Ended December 31, 2017	7.65	0.21	1.56	1.77	0.23	—
Year Ended December 31, 2016	7.99	0.21	(0.34)	(0.13)	0.21	—
Year Ended December 31, 2015	8.05	0.18	(0.08)	0.10	0.16	0.00	[6]

[1]	Based on average shares outstanding during the period.
[2]

Total return represents aggregate total return for the period indicated, includes reinvestment of all dividends and distributions, and does not reflect the deduction of any applicable sales charges. Total returns for periods of less than one year have not been annualized.

[3]	Ratios representing periods of less than one year have been annualized.
[4]	Not annualized.
[5]

To manage cash flows, minimize trading costs and equitize cash balances in between trading blocks of securities, the Global Women’s Index Fund utilizes one or more exchange-traded funds (ETFs), the combination of which is intended to track the Fund’s broad-based benchmark. These investments are frequent and short-term, however, the Fund is required to include such ETF investment activity in the calculation of its portfolio turnover. Had such transactions been excluded, the portfolio turnover would have been 10% for the period ended June 30, 2020, 25% for the year ended December 31, 2019, 47% for the year ended December 31, 2018, 25% for the year ended December 31, 2017, 21% for the year ended December 31, 2016, and 25% for the year ended December 31, 2015.

SEE NOTES TO FINANCIAL STATEMENTS	132

June 30, 2020

				Ratios to average net assets[3]
Total distributions	Net asset value, end of period	Total return[2]	Net assets end of period (in $000’s)	Net expenses including reimbursements and waivers	Net investment income	Total expenses excluding reimbursements and waivers	Portfolio Turnover[4]

$0.16	$25.30	(5.70%)	$108,679	0.79%	1.40%	0.79%	26%[5]
0.82	27.00	26.42%	118,713	0.80%	1.87%	0.80%	66%[5]
1.08	22.02	(7.74%)	86,727	0.81%	1.88%	0.83%	67%[5]
0.62	25.02	24.86%	88,332	0.90%	1.69%	0.90%	56%[5]
0.37	20.56	6.01%	72,771	0.92%	1.93%	0.92%	49%[5]
0.48	19.75	(1.08%)	64,587	0.98%	1.62%	0.98%	50%[5]

$0.19	$25.43	(5.60%)	$431,820	0.54%	1.69%	0.54%	26%[5]
0.88	27.14	26.77%	346,142	0.55%	2.07%	0.55%	66%[5]
1.14	22.12	(7.51%)	156,960	0.56%	2.09%	0.58%	67%[5]
0.68	25.13	25.14%	93,820	0.65%	1.84%	0.65%	56%[5]
0.42	20.65	6.30%	37,920	0.67%	2.09%	0.67%	49%[5]
0.53	19.83	(0.86%)	20,422	0.74%	1.85%	0.74%	50%[5]

$0.09	$8.66	(8.16%)	$71,278	0.78%	2.13%	0.78%	25%[7]
0.22	9.53	22.78%	84,855	0.80%	2.40%	0.80%	31%[7]
0.20	7.95	(13.15%)	77,880	0.80%	2.46%	0.80%	30%[7]
0.21	9.36	23.01%	123,776	0.80%	2.38%	0.80%	42%[7]
0.19	7.79	(1.85%)	97,924	0.80%	2.55%	0.80%	44%[7]
0.14	8.13	0.91%	67,823	0.80%	1.94%	0.80%	86%[7]

$0.10	$8.49	(8.01%)	$494,232	0.52%	2.40%	0.52%	25%[7]
0.24	9.34	23.01%	559,939	0.55%	2.63%	0.55%	31%[7]
0.22	7.80	(12.90%)	437,907	0.55%	2.55%	0.55%	30%[7]
0.23	9.19	23.34%	560,348	0.55%	2.47%	0.55%	42%[7]
0.21	7.65	(1.63%)	402,694	0.55%	2.76%	0.55%	44%[7]
0.16	7.99	1.16%	324,651	0.55%	2.13%	0.55%	86%[7]

[6]	Rounds to less than $0.01
[7]

To manage cash flows, minimize trading costs and equitize cash balances in between trading blocks of securities, the ESG Leaders Index Fund utilizes one or more exchange-traded funds (ETFs) which have an investment objective that tracks the Fund’s broad-based benchmark. These investments are frequent and short-term, however, the Fund is required to include such ETF investment activity in the calculation of its portfolio turnover. Had such transactions been excluded, the portfolio turnover would have been 16% for the period ended June 30, 2020, 19% for the year ended December 31, 2019, 18% for the year ended December 31, 2018, 16% for the year ended December 31, 2017, 10% for the year ended December 31, 2016, and 8% for the year ended December 31, 2015.

133	SEE NOTES TO FINANCIAL STATEMENTS

June 30, 2020
Financial Highlights, continued
Selected data for a share outstanding throughout each period.

		Income (loss) from investment operations			Distributions to shareholders
	Net asset value, beginning of period	Net investment income[1]	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains
Core Bond Fund
Investor Class
Period Ended June 30, 2020 (Unaudited)	$10.29	$0.10	$0.47	$0.57	$0.10	$—
Year Ended December 31, 2019	9.78	0.23	0.53	0.76	0.25	—
Year Ended December 31, 2018	10.04	0.22	(0.25)	(0.03)	0.23	—
Year Ended December 31, 2017	10.01	0.21	0.04	0.25	0.21	0.01
Period Ended December 31, 2016[5]	9.93	0.01	0.08	0.09	0.01	—
Institutional Class
Period Ended June 30, 2020 (Unaudited)	$10.29	$0.11	$0.48	$0.59	$0.12	$—
Year Ended December 31, 2019	9.78	0.26	0.52	0.78	0.27	—
Year Ended December 31, 2018	10.04	0.24	(0.24)	—	0.26	—
Year Ended December 31, 2017	10.01	0.24	0.04	0.28	0.24	0.01
Period Ended December 31, 2016[5]	9.93	0.01	0.08	0.09	0.01	—

High Yield Bond Fund
Investor Class
Period Ended June 30, 2020 (Unaudited)	$6.79	$0.16	$(0.28)	$(0.12)	$0.16	$—
Year Ended December 31, 2019	6.25	0.33	0.54	0.87	0.33	—
Year Ended December 31, 2018	6.78	0.33	(0.53)	(0.20)	0.33	—
Year Ended December 31, 2017	6.71	0.35	0.07	0.42	0.35	—
Year Ended December 31, 2016	6.25	0.38	0.45	0.83	0.37	—
Year Ended December 31, 2015	7.03	0.40	(0.78)	(0.38)	0.40	—
Class A
Period Ended June 30, 2020 (Unaudited)	$6.80	$0.16	$(0.27)	$(0.11)	$0.16	$—
Year Ended December 31, 2019	6.26	0.33	0.54	0.87	0.33	—
Year Ended December 31, 2018	6.79	0.33	(0.53)	(0.20)	0.33	—
Year Ended December 31, 2017	6.72	0.35	0.07	0.42	0.35	—
Year Ended December 31, 2016	6.26	0.38	0.45	0.83	0.37	—
Year Ended December 31, 2015	7.04	0.40	(0.78)	(0.38)	0.40	—
Institutional Class
Period Ended June 30, 2020 (Unaudited)	$6.76	$0.17	$(0.27)	$(0.10)	$0.17	$—
Year Ended December 31, 2019	6.23	0.34	0.53	0.87	0.34	—
Year Ended December 31, 2018	6.75	0.35	(0.52)	(0.17)	0.35	—
Year Ended December 31, 2017	6.68	0.36	0.08	0.44	0.37	—
Year Ended December 31, 2016	6.23	0.39	0.45	0.84	0.39	—
Year Ended December 31, 2015	7.01	0.42	(0.78)	(0.36)	0.42	—

[1]	Based on average shares outstanding during the period.
[2]

Total return represents aggregate total return for the period indicated, includes reinvestment of all dividends and distributions, and does not reflect the deduction of any applicable sales charges. Total returns for periods of less than one year have not been annualized.

[3]	Ratios representing periods of less than one year have been annualized.

SEE NOTES TO FINANCIAL STATEMENTS	134

June 30, 2020

				Ratios to average net assets[3]
Total distributions	Net asset value, end of period	Total return[2]	Net assets end of period (in $000’s)	Net expenses including reimbursements and waivers	Net investment income	Total expenses excluding reimbursements and waivers	Portfolio Turnover[4]

$0.10	$10.76	5.60%	$11,801	0.71%	1.82%	0.71%	47%
0.25	10.29	7.78%	7,401	0.71%	2.30%	0.71%	63%
0.23	9.78	(0.24%)	4,277	0.71%	2.23%	0.71%	62%
0.22	10.04	2.56%	2,969	0.71%	2.11%	0.71%	60%
0.01	10.01	0.87%	109	0.74%	1.99%	0.74%	1%[6]

$0.12	$10.76	5.73%	$684,369	0.46%	2.09%	0.46%	47%
0.27	10.29	8.04%	702,291	0.46%	2.55%	0.46%	63%
0.26	9.78	0.01%	682,201	0.46%	2.50%	0.46%	62%
0.25	10.04	2.82%	697,050	0.46%	2.34%	0.46%	60%
0.01	10.01	0.93%	602,384	0.49%	2.23%	0.49%	1%[6]

$0.16	$6.51	(1.66%)	$153,520	0.96%	5.07%	0.96%	59%
0.33	6.79	14.11%	183,631	0.96%	4.94%	0.96%	90%
0.33	6.25	(3.07%)	162,841	0.97%	5.01%	0.97%	57%
0.35	6.78	6.37%	201,953	0.99%	5.14%	0.99%	91%
0.37	6.71	13.81%	228,936	0.99%	5.90%	0.99%	111%
0.40	6.25	(5.74%)	242,038	0.96%	5.82%	0.96%	78%

$0.16	$6.53	(1.50%)	$5,400	0.96%	5.09%	0.96%	59%
0.33	6.80	14.10%	5,827	0.96%	4.95%	0.96%	90%
0.33	6.26	(3.05%)	5,747	0.97%	5.01%	0.97%	57%
0.35	6.79	6.36%	5,798	0.99%	5.13%	0.99%	91%
0.37	6.72	13.80%	5,623	0.98%	5.88%	0.98%	111%
0.40	6.26	(5.73%)	5,923	0.96%	5.87%	0.96%	78%

$0.17	$6.49	(1.40%)	$194,607	0.71%	5.33%	0.71%	59%
0.34	6.76	14.26%	186,350	0.71%	5.21%	0.71%	90%
0.35	6.23	(2.70%)	188,333	0.72%	5.26%	0.72%	57%
0.37	6.75	6.64%	205,555	0.74%	5.37%	0.74%	91%
0.39	6.68	13.96%	166,051	0.74%	6.15%	0.74%	111%
0.42	6.23	(5.54%)	162,425	0.71%	6.08%	0.71%	78%

[4]	Not annualized
[5]	Per share data is reflected from the Fund’s inception date of December 16, 2016.
[6]	For purposes of calculating the turnover rate for the Core Bond Fund, transactions related to an in-kind subscription have been excluded.

135	SEE NOTES TO FINANCIAL STATEMENTS

June 30, 2020
Financial Highlights, continued
Selected data for a share outstanding throughout each period.

		Income (loss) from investment operations			Distributions to shareholders
	Net asset value, beginning of period	Net investment income[1]	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains
Sustainable Allocation Fund
Investor Class
Period Ended June 30, 2020 (Unaudited)	$23.35	$0.15	$0.02	$0.17	$0.24	$—
Year Ended December 31, 2019	21.14	0.36	4.02	4.38	0.37	1.80
Year Ended December 31, 2018	22.66	0.33	(1.23)	(0.90)	0.47	0.15
Year Ended December 31, 2017	22.34	0.30	2.55	2.85	0.20	2.33
Year Ended December 31, 2016	21.76	0.29	0.97	1.26	0.29	0.39
Year Ended December 31, 2015	23.70	0.25	(0.37)	(0.12)	0.20	1.62
Institutional Class
Period Ended June 30, 2020 (Unaudited)	$23.76	$0.18	$0.02	$0.20	$0.27	$—
Year Ended December 31, 2019	21.47	0.43	4.09	4.52	0.43	1.80
Year Ended December 31, 2018	23.01	0.38	(1.24)	(0.86)	0.53	0.15
Year Ended December 31, 2017	22.63	0.41	2.53	2.94	0.23	2.33
Year Ended December 31, 2016	22.04	0.35	0.98	1.33	0.35	0.39
Year Ended December 31, 2015	23.97	0.32	(0.37)	(0.05)	0.26	1.62

[1]	Based on average shares outstanding during the period.
[2]

Total return represents aggregate total return for the period indicated, includes reinvestment of all dividends and distributions, and does not reflect the deduction of any applicable sales charges. Total returns for periods of less than one year have not been annualized.

[3]	Ratios representing periods of less than one year have been annualized.
[4]	Not annualized

SEE NOTES TO FINANCIAL STATEMENTS	136

June 30, 2020

				Ratios to average net assets[3]
Total distributions	Net asset value, end of period	Total return[2]	Net assets end of period (in $000’s)	Net expenses including reimbursements and waivers	Net investment income	Total expenses excluding reimbursements and waivers	Portfolio Turnover[4]

$0.24	$23.28	0.77%	$1,470,927	0.30%[5]	1.32%	0.30%[5]	6%
2.17	23.35	20.83%	1,523,009	0.30%[5]	1.56%	0.30%[5]	8%
0.62	21.14	(4.08%)	1,324,582	0.30%[5]	1.44%[6]	0.30%[5]	12%
2.53	22.66	13.16%	1,496,146	0.29%[5]	1.33%	0.30%[5]	14%
0.68	22.34	5.81%	1,596,717	0.77%	1.31%	0.87%	49%
1.82	21.76	(0.53%)	1,596,682	0.87%	1.08%	0.90%	61%

$0.27	$23.69	0.87%	$392,405	0.05%[5]	1.60%	0.05%[5]	6%
2.23	23.76	21.17%	374,838	0.05%[5]	1.80%	0.05%[5]	8%
0.68	21.47	(3.85%)	365,079	0.05%[5]	1.64%[6]	0.05%[5]	12%
2.56	23.01	13.42%	506,220	0.04%[5]	1.79%	0.05%[5]	14%
0.74	22.63	6.06%	279,574	0.52%	1.56%	0.62%	49%
1.88	22.04	(0.23%)	256,640	0.62%	1.34%	0.65%	61%

[5]

The expense ratio of the Sustainable Allocation Fund does not include indirect expenses of the underlying funds the Fund invests in. Indirect expenses of the underlying funds were 0.59% for the period ended June 30, 2020, 0.62% for the year ended December 31, 2019, 0.61% for the year ended December 31, 2018, and 0.61% for the year ended December 31, 2017.

[6]

In 2018, the Adviser reimbursed the Fund for expense overpayments related to transfer agent fees in the amount of $223,088. Before the reimbursement by the adviser, the difference in total returns for Investor Class and Institutional Class would have remained the same at (4.08)% and (3.85)%, respectively. The Net Investment Income for Investor Class and Institutional Class would have been 1.42% and 1.62%, respectively.

137	SEE NOTES TO FINANCIAL STATEMENTS

June 30, 2020
Notes to Financial Statements (Unaudited)

Pax World Funds Series Trust I and Pax World Fund Series Trust III

NOTE A—Organization and Summary of Significant Accounting Policies

Organization Pax World Funds Series Trust I (“Trust I”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), is an open-end management investment company organized under the laws of the Commonwealth of Massachusetts on May 25, 2006. As of June 30, 2020, Trust I offered ten investment funds: Pax Large Cap Fund (the “Large Cap Fund”), Pax Small Cap Fund (the “Small Cap Fund”), Pax ESG Beta Quality Fund (the “ESG Beta Quality Fund”), Pax ESG Beta Dividend Fund (the “ESG Beta Dividend Fund”), Pax Global Opportunities Fund (the “Global Opportunities Fund”), Pax Global Environmental Markets Fund (the “Global Environmental Markets Fund”), Pax MSCI EAFE ESG Leaders Index Fund (the “EAFE ESG Leaders Fund”), Pax Core Bond Fund (the “Core Bond Fund”), Pax High Yield Bond Fund (the “High Yield Bond Fund”), and Pax Sustainable Allocation Fund (the “Sustainable Allocation Fund”).

Pax World Funds Series Trust III (“Trust III”) is an open-end management investment company that was organized under the laws of the Commonwealth of Massachusetts on December 4, 2013 and registered under the 1940 Act. Pax Ellevate Global Women’s Leadership Fund (the “Global Women’s Leadership Fund”) is a diversified series of Trust III.

These financial statements relate to all funds (each a “Fund”, collectively, the “Funds”) offered under both Trust I and Trust III (each a “Trust”, collectively, the “Trusts”).

The Large Cap Fund, ESG Beta Dividend Fund, Global Opportunities Fund, Global Women’s Leadership Fund, EAFE ESG Leaders Fund, Core Bond Fund and Sustainable Allocation Fund each offer two classes of shares—Investor Class shares and Institutional Class shares. The Small Cap Fund, ESG Beta Quality Fund, Global Environmental Markets Fund and High Yield Bond Fund each offer three classes of shares—Investor Class shares, Class A shares and Institutional Class shares. Although all share classes generally have identical voting, dividend and liquidation rights, each class votes separately when required by law. Different share classes pay different distribution amounts to the extent the expenses of such classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense structure and sales charges, as applicable.

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The Funds seek to avoid investing in issuers that their investment adviser has determined are involved in the manufacture or sale of weapons or manufacture of tobacco products or engage in business practices that their investment adviser determines to be sub-standard from an Environmental, Social and Governance (ESG) or sustainability perspective in relation to their industry, sector, asset class or universe peers.

The Large Cap Fund’s investment objective is to seek long-term growth of capital. The Fund seeks to achieve this objective by investing, under normal market conditions, at least 80% of its assets in equity securities (such as common stocks, securities convertible into common or preferred stocks and warrants) of companies that, when purchased, have capitalizations within the range of the Standard & Poor’s 500 Index as measured by market capitalization.

The Small Cap Fund’s investment objective is to seek long-term growth of capital. The Fund seeks to achieve this objective by investing, under normal market conditions, at least 80% of its assets in equity securities (such as common stocks, securities convertible into common or preferred stocks and warrants) of companies that, when purchased, have capitalizations within the range of the Russell 2000 Index as measured by market capitalization.

The ESG Beta Quality Fund’s investment objective is to seek long-term growth of capital. The Fund seeks to achieve this objective by investing, under normal market conditions, primarily in large-capitalization domestic equity securities that the Adviser believes have strong ESG profiles and that exhibit higher “quality” characteristics and reasonable valuations.

The ESG Beta Dividend Fund’s primary investment objective is income and capital appreciation. As a secondary objective and to the extent consistent with its primary investment objective, the ESG Beta Dividend Fund seeks capital preservation. The Fund seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its assets in equity securities that pay dividends.

The Global Opportunities Fund’s investment objective is to seek long term growth of capital by investing in companies benefiting from the transition to a more sustainable global economy. The Fund seeks to achieve this objective by investing, under normal market conditions, at least 80% of its net assets in companies that its Adviser or Sub-Adviser believe will benefit from the transition to a more sustainable global economy - the shift away from a depletive economy to one that preserves ecological and societal balance for the benefit of future generations. The Fund seeks to invest in companies with durable business models that are well-positioned to benefit from or avoid the risks associated with this transition. Under

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Notes to Financial Statements (Unaudited), continued

normal market conditions, the Global Opportunities Fund will invest primarily in equity securities (such as common stocks, preferred stocks and securities convertible into common or preferred stocks) of companies located around the world, including at least 40% of its net assets in securities of companies organized or located outside the United States or doing a substantial amount of business outside the United States, including those located in emerging markets.

The Global Environmental Markets Fund’s investment objective is to seek long term growth of capital by investing in innovative companies around the world whose businesses and technologies focus on environmental markets, including alternative energy and energy efficiency; water infrastructure technologies and pollution control; environmental support services and waste management technologies; and sustainable food, agriculture and forestry. The Fund seeks to achieve this objective by investing, under normal market conditions, at least 80% of its net assets in the foregoing companies and will invest primarily in equity securities (such as common stocks, preferred stocks and securities convertible into common and preferred stocks) of companies located around the world, including at least 40% of its net assets in securities of non-U.S. issuers, including those located in emerging markets.

The Global Women’s Leadership Fund’s investment objective is to seek investment returns that closely correspond to or exceed the price and yield performance, before fees and expenses, of the Impax Global Women’s Leadership Index (the “Women’s Index”), while maintaining risk characteristics that the Adviser believes are generally similar to those of the Women’s Index. The Fund seeks to achieve this objective by investing, under normal market conditions, more than 80% of its total assets in the component securities of the Women’s Index and in American depositary receipts, global depositary receipts and euro depositary receipts representing the component securities of the Women’s Index, including at least 40% of its net assets (unless market conditions are not deemed favorable, in which case the Global Women’s Leadership Fund would normally invest at least 30% of its assets) in securities of companies organized or located outside the U.S. or doing a substantial amount of business outside the U.S.

The EAFE ESG Leaders Fund’s investment objective is to seek investment returns that closely correspond to the price and yield performance, before fees and expenses, of the MSCI EAFE ESG Leaders Index. The Fund seeks to achieve this objective by investing, under normal circumstances, more than 80% of its total assets in the component securities of the MSCI EAFE ESG Leaders Index and in American depositary receipts, global depositary receipts and euro depositary receipts representing the component securities of the MSCI EAFE ESG Leaders Index.

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The Core Bond Fund’s investment objective is to seek income and conservation of principal. The Fund seeks to achieve this objective by investing, under normal market conditions, at least 80% of its assets in bonds, which include debt obligations such as mortgage-related securities, securities issued by the United States government or its agencies and instrumentalities, municipal bonds, corporate bonds and high-impact bonds (which provide financing to support solutions to global sustainability challenges) across the spectrum of issuers, each of which is, at the time of purchase, rated at least investment grade (rated BBB- or higher by Standard & Poor’s Ratings Group or Baa3 or higher by Moody’s Investors Service) or unrated and determined by the Adviser to be of comparable quality.

The High Yield Bond Fund’s primary investment objective is to seek high current income. As a secondary investment objective, the High Yield Bond Fund seeks capital appreciation. The Fund seeks to achieve this objective by investing, under normal market conditions, at least 80% of its assets in high-yield, fixed income securities (such as bonds, notes or debentures) that are rated below BBB- by Standard & Poor’s Ratings Group or below Baa3 by Moody’s Investors Service, similarly rated by another major rating service, or unrated and determined by the High Yield Bond Fund’s investment adviser to be of comparable quality. These fixed income securities are commonly referred to as “junk bonds.”

The Sustainable Allocation Fund’s primary investment objective is to seek income and conservation of principal. As a secondary investment objective, the Fund seeks long-term growth of capital. The Fund uses a team approach to allocate among multiple funds managed by the Adviser (“Underlying Funds”) in order to seek to achieve its investment objectives. The Adviser will allocate the Fund’s assets among Underlying Funds in its sole discretion. The Fund seeks to achieve its investment objectives, under normal market conditions, by investing (indirectly through the use of Underlying Funds) approximately 50%-75% of its assets in equity securities (such as common stocks, preferred stocks and securities convertible into common or preferred stocks) and 25%-50% of its assets in debt securities (including but not limited to debt securities convertible into equity securities).

Under the Trusts’ organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trusts. Additionally, in the normal course of business, the Trusts enter into contracts with service providers that contain general indemnification clauses. The Trusts’ maximum exposure under these arrangements is unknown as this could involve future claims that may be made against the Trusts that have not yet occurred. However, based on experience, the Trusts expect this risk of loss to be remote.

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Notes to Financial Statements (Unaudited), continued

Accounting Estimates The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The Funds apply Investment Company accounting and reporting guidance.

Valuation of Investments For purposes of calculating the net asset value (“NAV”), determined ordinarily as of the close of regular trading (normally 4:00 p.m. Eastern time) (the “NYSE Close”) on the New York Stock Exchange (“NYSE”) on each day that the NYSE is open for trading, the Funds normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. U.S. fixed income and non-U.S. securities are normally priced using data reflecting the earlier closing of the principal markets for those securities, subject to possible fair value adjustments. Information that becomes known to the Funds or their agents after NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or NAV determined earlier that day.

For the purpose of these financial statements, fair values for various types of securities and other instruments are determined on the basis of closing prices or last sales prices on an exchange or other market, or based on quotes or other market information obtained from quotation reporting systems, established market makers or pricing services. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair value.

Investments denominated in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar.

If market quotations are not readily available (including in cases when available market quotations are deemed to be unreliable), the Funds’ investments will be valued as determined in good faith pursuant to policies and procedures approved by the Boards of Trustees of the Trusts (the “Boards” or “Boards of Trustees”)(so called “fair value pricing”). Fair value pricing may require subjective determinations about the value of a security or other asset, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other

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assets held by a Fund. The Boards have delegated to the Advisers’ Best Execution and Valuation Committee the day-to-day responsibility for making fair value pricing determinations with respect to Fund holdings.

The Funds may determine that market quotations are not readily available due to events relating to a single issuer (e.g., corporate actions or announcements) or events relating to multiple issuers (e.g., governmental actions or natural disasters). The Funds may determine the fair value of investments based on information provided by pricing services and other third-party vendors, which may recommend fair value prices or adjustments with reference to other securities, indices or assets. In considering whether fair value pricing is required and in determining fair values, the Funds may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and the usual time of valuation. At June 30, 2020, three securities were fair valued in good faith pursuant to policies and procedures approved by the Boards of Trustees. The Core Bond Fund held one security fair valued at $286,933, representing 0.04% of the Fund’s net asset value and the High Yield Bond Fund held two securities fair valued at $0, representing 0.00% of the Fund’s net asset value.

For those Funds that invest in non-U.S. securities, investors should be aware that many securities markets and exchanges outside the U.S. close prior to the close of the NYSE, and the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. As a result, the Funds’ fair value pricing procedures require the Funds to consider changes in the fair value of non-U.S. securities between the time of the closing of the local market’s exchange and the close of the NYSE. Generally, if there has been a movement in the U.S. market that exceeds a specified threshold, the Funds will assess whether the closing price on the local exchange is still appropriate. Although the threshold may be revised from time to time and the number of days on which fair value prices will be used will depend on market activity, it is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds’ fair value pricing procedures may differ from recent market prices for the investment.

Fair Value Measurements Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction between market participants. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

● Level 1 –	unadjusted quoted prices in active markets for identical investments

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Notes to Financial Statements (Unaudited), continued

● Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

● Level 3 –	significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a general summary of valuation inputs and classifications for different categories of securities.

Equity Securities Equity securities, including common stocks, preferred stocks and exchange-traded funds, for which market quotations are readily available, valued at the last reported sale price or official closing price as reported by an independent pricing service, are generally categorized as Level 1 in the hierarchy. Non-U.S. equity securities may also be valued at official close, or may be valued based on the fair value pricing procedures noted above. When third-party fair value pricing of foreign securities methods are applied, they are generally categorized as Level 2. To the extent that inputs for equity securities are unobservable, values are categorized as Level 3 in the hierarchy.

Fixed Income Securities Fixed income securities, including Corporate Bonds (both investment-grade and high-yield), U.S. Treasury Obligations, Government Bonds, Mortgage-Backed and Asset-Backed Securities, Bank Loans and Municipal Bonds, are valued at evaluated prices received from independent pricing services, which are evaluated using various inputs and techniques which may include trade activity, broker-dealer quotes, yield curves, coupon rates, default rates, cash flows,

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models and other inputs, and are generally categorized as Level 2 in the hierarchy. To the extent that inputs for fixed income securities are unobservable, values are categorized as Level 3 in the hierarchy.

Affiliated and Unaffiliated Investment Companies Investments in mutual funds are valued at the Funds’ closing net asset value and are generally categorized as Level 1.

Short-term Investments Short-term securities, including repurchase agreements, with remaining maturities of 60 days or less, which are valued at amortized cost, are generally categorized as Level 2 in the hierarchy.

The following is a summary of the inputs used to value the Funds’ net assets as of June 30, 2020:

	Level 1	Level 2	Level 3*	Totals
Large Cap
Common Stocks	$741,446,372	$—	$—	$741,446,372
Rights	32,323	—	—	32,323
Cash Equivalents	19,969,960	—	—	19,969,960
Total	$761,448,655	$—	$—	$761,448,655
Small Cap
Common Stocks	$350,544,181	$—	$—	$350,544,181
Cash Equivalents	20,157,393	—	—	20,157,393
Total	$370,701,574	$—	$—	$370,701,574
ESG Beta Quality
Common Stocks	$219,795,123	$—	$—	$219,795,123
Cash Equivalents	1,543,249	—	—	1,543,249
Total	$221,338,372	$—	$—	$221,338,372
ESG Beta Dividend
Common Stocks	$128,687,630	$—	$—	$128,687,630
Cash Equivalents	728,423	—	—	728,423
Total	$129,416,053	$—	$—	$129,416,053
Global Opportunities
Common Stocks	$23,328,302	$19,945,894	$—	$43,274,196
Cash Equivalents	421,887	—	—	421,887
Total	$23,750,189	$19,945,894	$—	$43,696,083
Global Environmental Markets
Common Stocks	$603,220,747	$401,959,335	$—	$1,005,180,082
Cash Equivalents	3,700,298	—	—	3,700,298
Total	$606,921,045	$401,959,335	$—	$1,008,880,380

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Notes to Financial Statements (Unaudited), continued

	Level 1	Level 2	Level 3*	Totals
Global Women’s Leadership
Common Stocks	$399,280,639	$138,990,170	$—	$538,270,809
Preferred Stocks	—	498,338	—	498,338
Cash Equivalents	2,290,079	—	—	2,290,079
Total	$401,570,718	$139,488,508	$—	$541,059,226
EAFE ESG Leaders
Common Stocks	$10,067,314	$549,276,863	$—	$559,344,177
Preferred Stocks	—	2,182,474	—	2,182,474
Cash Equivalents	11,289,072	—	—	11,289,072
Total	$21,356,386	$551,459,337	$—	$572,815,723
Core Bond
Community Investment Notes	$—	$99,490	$286,933	$386,423
Corporate Bonds	—	263,350,348	—	263,350,348
U.S. Gov’t Agency Bonds	—	9,084,303	—	9,084,303
Supranational Bonds	—	60,526,599	—	60,526,599
Municipal Bonds	—	21,937,331	—	21,937,331
U.S. Treasury Notes	—	97,440,991	—	97,440,991
Asset-Backed Securities	—	47,834,493	—	47,834,493
Mortgage-Backed Securities	—	184,226,591	—	184,226,591
Medium Term Certificates of Deposit	—	518,180	—	518,180
Cash Equivalents	42,460,476	—	—	42,460,476
Total	$42,460,476	$685,018,326	$286,933	$727,765,735
High Yield Bond
Common Stocks	$—	$—	$0	$0
Preferred Stocks	2,899,200	—	0	2,899,200
Corporate Bonds	—	337,549,500	—	337,549,500
Loans	—	6,046,868	—	6,046,868
Medium Term Certificates of Deposit	—	1,412,275	—	1,412,275
Total	$2,899,200	$345,008,643	$0	$347,907,843
Sustainable Allocation
Affiliated Investment Companies	$1,799,806,613	$—	$—	$1,799,806,613
Cash Equivalents	64,459,299	—	—	64,459,299
Total	$1,864,265,912	$—	$—	$1,864,265,912

*	Table includes securities valued at zero.

See Schedules of Investments for additional detailed industry classifications.

Significant unobservable inputs were used by two Funds for Level 3 fair value measurements. The High Yield Bond Fund holds two securities of the same issuer which are deemed to be valued at zero based on company financial statements,

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and one security based on broker valuation levels. The Core Bond Fund holds a position in a Community Investment note which is valued based on a general obligation by the parent entity to limit investment exposure on the note.

Investment Transactions Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses from the sale or disposition of securities are determined on the identified cost basis, which is also used for federal income tax purposes. Corporate actions (including cash dividends) are recorded net of foreign tax withholdings.

Investment Income Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discount and amortization of premiums, if any. The value of additional securities received as dividend payments is recorded as income and as an increase to the cost basis of such securities. The Funds amortize purchase price premium and accrete discount on bonds, if any, over the remaining life of the bonds using the effective interest method of amortization; for callable bonds, the premium amortization period is to the earliest call date.

Distributions to Shareholders Distributions to shareholders are recorded by each of the Funds on the ex-dividend dates. The Funds (except Core Bond Fund and High Yield Bond Fund) expect to pay dividends of net investment income, if any, semiannually and to make distributions of capital gains, if any, at least annually.

The Core Bond Fund and High Yield Bond Fund expect to pay dividends of net investment income, if any, monthly and to make distributions of capital gains, if any, at least annually. A shareholder begins earning dividends on the Core Bond Fund and High Yield Bond Fund shares the day after the Funds receive his or her purchase payment. Income and capital gains distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

Class Accounting Expenses directly attributable to a class of shares, such as 12b-1 distribution fees, are charged to that class. Each Fund has adopted a 12b-1 plan, applicable to certain classes of each of the Funds. Expenses of the Funds that are directly identifiable to a specific Fund, such as transfer agent fees, custody fees and registration fees, are applied to that Fund. Expenses that are not readily identifiable to a specific Fund, such as printing expense, Trustees’ fees and legal fees, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds. Investment income, realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class of shares.

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Notes to Financial Statements (Unaudited), continued

Federal Income Taxes Each of the Funds has elected to be treated and intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. If a Fund so qualifies and satisfies certain distribution requirements, such Fund will ordinarily not be subject to federal income tax on its net investment income (which includes short-term capital gains) and net capital gains that it distributes to shareholders. Each Fund expects to distribute all or substantially all of its income and gains to shareholders every year. Therefore, no federal income or excise tax provision is required. The Funds are treated as separate entities for federal income tax purposes.

Foreign Currency Transactions The accounting records of the Funds are maintained in U.S. dollars. In addition, purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses occurring during the holding period of investment securities are a component of realized gain (loss) on investment transactions and unrealized appreciation (depreciation) on investments, respectively.

Non-U.S. Securities Non-U.S. markets can be significantly more volatile than domestic markets, causing the prices of some Fund investments to fluctuate significantly, rapidly and unpredictably. Non-U.S. securities may be less liquid than domestic securities; consequently, a Fund may at times be unable to sell non-U.S. securities at desirable times or prices. Other risks related to non-U.S. securities include delays in the settlement of transactions; less publicly available information about issuers; different reporting, accounting and auditing standards; the effect of political, social, diplomatic or economic events; seizure, expropriation or nationalization of the issuer or its assets; fluctuation in foreign currency exchange rates and the possible imposition of currency exchange controls. If a Fund invests substantially in securities of non-U.S. issuers tied economically to a particular country or geographic region, it will be subject to the risks associated with such country or geographic region to a greater extent than a fund that is more diversified across countries or geographic regions.

Securities Lending The Funds may lend their securities pursuant to a securities lending agreement (Lending Agreement) with State Street Bank and Trust Company. Initial security loans made pursuant to the Lending Agreement are required to be secured by collateral not less than the percentage specified in the agreement, ranging from 102% to 105%, depending on the types of securities. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a registered Rule 2a-7 money market fund. Borrowers may also pledge non-cash collateral within the guidelines for acceptable forms of

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non-cash collateral approved by the Boards of Trustees. At June 30, 2020, non-cash collateral consisted of U.S. Treasuries, short-term U.S. Government agency obligations and sovereign debt.

The Funds have the right under the Lending Agreement to recover the securities from the borrower on demand. The primary risk associated with securities lending is if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons. The Funds could experience delays and costs in recovering securities loaned or in gaining access to the collateral. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Funds, or at the discretion of the lending agent, replace the loaned securities.

A portion of the income generated upon investment of the collateral is remitted to the borrower and the remainder is allocated between the Funds and the lending agent. The Funds record security lending income net of such allocation. The Funds continue to receive dividends on the securities loaned, which are accounted for in the same manner as other dividend and interest income.

As of June 30, 2020, the value of securities loaned, payable for collateral due to brokers and non-cash collateral pledged by brokers were as follows:

Fund	Market Value of Securities Loaned	Payable on Collateral Due to Broker	Non-Cash Collateral Value *	Over (Under) Collateralized
Large Cap	$9,592,449	$—	$9,769,325	176,876
Small Cap	40,277,170	2,550,840	37,952,448	226,118
ESG Beta Quality	3,656,669	—	3,693,642	36,973
ESG Beta Dividend	1,106,881	—	1,119,787	12,906
Global Women’s Leadership	7,013,027	116,739	6,886,910	(9,378)
EAFE ESG Leaders	14,232,467	7,040,939	7,921,284	729,756
Core Bond	38,164,630	35,980,180	3,101,250	916,800

*	Non-cash collateral is not included in the financial statements.

For the Small Cap Fund, ESG Beta Quality Fund, ESG Beta Dividend Fund and Women’s Leadership Fund all of the securities on loan at June 30, 2020 are classified as Common Stocks in each Fund’s Schedule of Investments. For the Core Bond Fund all of the securities on loan at June 30, 2020 are classified as Corporate Bonds or U.S. Treasury and Agency securities on the Fund’s Schedule of Investments.

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Notes to Financial Statements (Unaudited), continued

The following table displays a breakdown of transactions accounted for as secured borrowings, the gross obligation by class of collateral pledge, and the remaining contractual maturity of those transactions as of June 30, 2020.

	Remaining Contractual Maturity of the Agreements
Securities Lending Transactions	Overnight and Continuous	Up to 30 days	30-90 days	Greater than 90 days	Total
Core Bond Fund
U.S. Treasury and Agency Securities	$29,252,890	$—	$—	$—	$29,252,890
Corporate Debt	9,828,540	—	—	—	9,828,540
Total Borrowings	$39,081,430	$—	$—	$—	$39,081,430

Gross amount of recognized liabilities for securities lending transactions					$39,081,430

NOTE B—Investment Advisory Fee and Transactions with Affiliated and Other Parties

Trust I and Trust III have entered into Investment Advisory Contracts (the “Management Contracts”) with Impax Asset Management LLC (“IAM”) and Pax Ellevate Management LLC (“PEM”), respectively (each, the “Adviser”, and collectively, the “Advisers”). Pursuant to the terms of the Management Contracts, the Advisers, subject to the supervision of the Boards of Trustees of the Trusts, are responsible for managing the assets of the Funds in accordance with the Funds’ investment objectives, investment programs and policies.

Pursuant to the Management Contracts, the Advisers have contracted to furnish the Funds continuously with an investment program, determining what investments to purchase, sell and exchange for the Funds and what assets to hold uninvested. The Advisers also have contracted to provide office space and certain management and administrative facilities for the Funds. In return for such services, the Funds pay an advisory fee to the Advisers at the following annual rates (expressed as a percentage of the average daily net assets of such Fund):

Fund	Annual Rate
Large Cap	0.65%
Small Cap	0.75%
ESG Beta Quality[1]	0.65%*
ESG Beta Dividend[2]	0.65%*
Global Opportunities[3]	0.80%
Global Environmental Markets[4]	0.80%
Global Women’s Leadership[5]	0.55%*
EAFE ESG Leaders[6]	0.48%*
Core Bond	0.40%
High Yield Bond	0.50%
Sustainable Allocation	0.05%*

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*

The management fee is a unified fee that includes all of the operating costs and expenses of the Fund (other than taxes, charges of governmental agencies, interest, brokerage commissions incurred in connection with portfolio transactions, distribution and/or service fees payable under a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, acquired fund fees and expenses and extraordinary expenses), including accounting expenses, administrator, transfer agent, custodian fees, legal fees and other expenses.

[1]

The management fee is 0.65% based on average net assets up to $225 million; 0.55% for assets of $225 million to $375 million; 0.50% for assets of $375 million to $500 million; and 0.45% for assets over $500 million.

[2]

The management fee is 0.65% based on average net assets up to $150 million; 0.55% for assets of $150 million to $375 million; 0.50% for assets of $375 million to $500 million; and 0.45% for assets over $500 million.

[3]

The Fund’s investment adviser has contractually agreed to waive a portion of its management fee equal to the management fee corresponding to the current market value of 200,000 shares (plus shares reinvested). This waiver may not be amended or terminated without the approval of the Board of Trustees before December 31, 2021.

[4]

The management fee is 0.80% based on average net assets up to $1 billion; 0.75% for assets of $1 billion to $1.5 billion; 0.70% for assets of $1.5 billion to $2 billion; 0.65% for assets of $2 billion to $3 billion; and 0.60% for assets over $3 billion.

[5]	The management fee is 0.55% based on average net assets up to $375 million; 0.50% for assets of $375 million to $750 million; and 0.45% for assets over $750 million.

[6]

Effective May 1, 2020, the management fee changed to 0.48% based on average net assets up to $600 million; 0.45% for assets of $600 million to $750 million; and 0.40% for assets over $750 million. Prior to May 1, 2020, the Fund’s annual rate (expressed as percentage of the average daily net assets of the Fund) was 0.55% on the first $600 million, 0.45% for assets of $600 million to $750 million; and 0.40% for assets over $750 million.

For the period ended June 30, 2020, the Funds incurred the following advisory fees:

Fund	Amount
Large Cap	$2,349,809
Small Cap	1,373,199
ESG Beta Quality	702,145
ESG Beta Dividend	388,373
Global Opportunities	160,695
Global Environmental Markets	3,737,048
Global Women’s Leadership	1,321,357
EAFE ESG Leaders	1,466,619
Core Bond	1,377,414
High Yield Bond	866,223
Sustainable Allocation	451,747

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Notes to Financial Statements (Unaudited), continued

The Adviser has contractually agreed to reimburse the Funds or limit expenses of the Funds to the extent that each Fund’s respective expenses exceed, on an annual basis, the following percentages of average daily net assets:

	Expense Caps
Fund	Investor	Class A	Institutional
ESG Beta Quality [1]	0.90%	0.90%	0.65%
ESG Beta Dividend [1]	0.90%		0.65%
Global Opportunities [2]	1.23%		0.98%
Global Women’s Leadership [1]	0.80%		0.55%
EAFE ESG Leaders [1]	0.73%		0.48%
Sustainable Allocation [1]	0.30%		0.05%

[1]

Expense caps for funds represent their respective unified management fees plus distribution and/or service fees payable under a plan pursuant to Rule 12b-1, as applicable to particular classes of shares.

[2]

The Adviser has contractually agreed to reimburse expenses (other than interest, commissions, taxes, extraordinary expenses and acquired fund fees and expenses, if any) to the extent that they exceed the expense caps indicated. The reimbursement arrangement may not be amended or terminated without the approval of the Fund’s Board of Trustees before December 31, 2021.

Such expenses include (i) management and distribution fees; (ii) the fees of affiliated and unaffiliated Trustees; (iii) the fees of the Funds’ custodian and transfer agent; (iv) the fees of the Funds’ legal counsel and independent registered public accounting firm; (v) the reimbursement of organizational expenses; and (vi) expenses related to shareholder communications including all expenses of shareholders’ and Boards of Trustees’ meetings and of preparing, printing and mailing reports, proxy statements and prospectuses to shareholders.

For the period ended June 30, 2020, the dollar amounts of expense reimbursements were as follows:

	Total Expenses Reimbursed by Adviser
Fund	Investor	Institutional
Global Opportunities	$3,337	$64,954

In addition, the Adviser voluntarily waived $9,036 of its management fee from the Global Opportunities Fund.

The Trusts have adopted a plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act that allows the Funds to pay distribution fees for the sale and distribution of certain shares as described below and for personal services rendered to the Fund shareholders in connection with the maintenance of shareholder accounts. Under the Plan, each Fund will pay its Distributor a distribution fee equal to 0.25% of the annual average daily net assets attributable to the Investor Class shares and Class A shares. The Distributor may pay all or any portion of the distribution

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fee to securities dealers or other organizations (including, but not limited to, any affiliate of the Distributor) as commissions, asset-based sales charges or other compensation with respect to the sale of indicated shares of such Fund, or for providing personal services to investors in the indicated shares of such Fund and/or the maintenance of shareholder accounts, and may retain all or any portion of the distribution fee as compensation for the Distributor’s services as principal underwriter of the indicated shares of such Fund.

Several individuals who are officers and/or Trustees of the Trusts are also employees of the Adviser.

NOTE C—Investment Information

Purchases and proceeds from sales of investments for the Funds for the period ended June 30, 2020 were as follows:

	Purchases		Sales
Fund	Investments[1]	U.S. Gov’t Bonds	Investments[1]	U.S. Gov’t Bonds
Large Cap	$201,391,955	$—	$186,371,347	$—
Small Cap	157,721,869	—	163,943,272	—
ESG Beta Quality	92,624,496	—	97,007,520	—
ESG Beta Dividend	67,933,639	—	66,319,828	—
Global Opportunities	10,346,377	—	8,304,569	—
Global Environmental Markets	292,715,817	—	187,506,503	—
Global Women’s Leadership	239,328,990	—	130,223,381	—
EAFE ESG Leaders	140,293,064	—	169,603,456	—
Core Bond	189,196,748	131,386,091	133,823,312	194,871,268
High Yield	202,210,530	—	200,911,321	—
Sustainable Allocation	114,971,293	—	166,824,241	—

[1]	Excluding short-term investments and U.S. Government bonds.

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Notes to Financial Statements (Unaudited), continued

For federal income tax purposes, the identified cost of investments owned at June 30, 2020 as well as the gross unrealized appreciation (depreciation) of investments and resulting net unrealized appreciation (depreciation) as of June 30, 2020 were as follows for the Funds:

Fund	Identified cost of investments for Federal income tax basis	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Large Cap	$586,250,132	$201,613,850	$26,415,327	$175,198,523
Small Cap	387,728,197	27,827,650	44,854,274	(17,026,624)
ESG Beta Quality	127,539,652	94,971,308	1,172,588	93,798,720
ESG Beta Dividend	90,988,471	39,305,539	877,957	38,427,582
Global Opportunities	38,141,070	6,960,206	1,405,193	5,555,013
Global Environmental Markets	842,097,592	208,316,566	41,533,778	166,782,788
Global Women’s Leadership	474,829,655	91,704,844	25,475,273	66,229,571
EAFE ESG Leaders	517,708,328	109,438,524	54,331,129	55,107,395
Core Bond	694,656,818	34,291,918	1,183,001	33,108,917
High Yield	343,150,040	10,507,381	5,749,578	4,757,803
Sustainable Allocation	1,734,562,849	133,615,809	3,912,746	129,703,063

At June 30, 2020 the Small Cap Fund, Global Opportunities Fund, Global Environmental Markets Fund, Global Women’s Leadership Fund and EAFE ESG Leaders Fund had unrealized foreign currency gains (losses) of $267; $109; $(20,924); $(1,264) and $26,531, respectively.

Netting Agreements During the ordinary course of business, the Funds may enter into transactions subject to enforceable netting agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows a Fund to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreement. Generally, a Fund manages its cash collateral and securities collateral on a counterparty basis. As of June 30, 2020, there is no collateral held at the counterparty that would be offset by a master netting agreement that the Funds have with the counterparty. The Funds did not hold any derivative instruments as of June 30, 2020.

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Affiliated Investments The term “affiliated company” includes other investment companies that are managed by a Fund’s Adviser. At June 30, 2020, the Sustainable Allocation Fund held the following investments in affiliated Funds:

Fund	Shares Held at 12/31/19	Gross Additions	Gross Reductions	Shares Held at 6/30/20
Sustainable Allocation
Large Cap	73,178,029	3,835,312	3,881,984	73,131,357
Small Cap	2,158,328	1,631,022	—	3,789,350
ESG Beta Dividend	10,010,369	90,100	771,605	9,328,864
Global Opportunities	2,548,966	—	—	2,548,966
Global Environmental Markets	1,482,025	693,169	—	2,175,194
Global Women’s Leadership	785,900	737,843	—	1,523,743
EAFE ESG Leaders	15,576,499	3,282,363	2,116,402	16,742,460
Core Bond	66,778,157	692,154	7,162,992	60,307,319
High Yield	3,263,125	69,072	3,332,197	—

Fund	Value at 12/31/19	Dividend Income	Realized Gains/ Losses	Net change in Unrealized Appreciation/ Depreciation	Value at 6/30/20
Sustainable Allocation
Large Cap	$761,051,498	$3,440,315	$325,072	$(11,802,295)	$743,014,590
Small Cap	31,986,423	—	—	(3,937,461)	48,048,962
ESG Beta Dividend	128,232,821	1,094,720	1,235,674	(6,844,363)	113,718,852
Global Opportunities	30,689,545	—	—	(637,241)	30,052,304
Global Environmental Markets	25,149,965	159,810	—	1,363,112	35,172,887
Global Women’s Leadership	21,329,334	287,008	—	(2,867,561)	38,748,781
EAFE ESG Leaders	145,484,501	1,707,198	1,664,745	(8,712,955)	142,143,488
Core Bond	687,147,238	7,339,394	3,396,107	26,524,010	648,906,749
High Yield	22,058,723	448,586	(130,091)	(1,047,239)	—
Total	$1,853,130,048	$14,477,031	$6,491,507	$(7,961,993)	$1,799,806,613

The Funds are permitted to purchase and sell securities (“cross-trade”) from and to other Funds within the Trusts or other accounts managed by the Advisers pursuant to “Cross-Trading” Procedures adopted by the Trusts’ Boards of Trustees. These procedures have been designed to ensure that any cross-trade of securities by the respective Fund from or to another Fund or account that is or could be considered an affiliate of the Fund under certain limited circumstances by virtue of having a common investment adviser complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each cross-trade is effected at the current market price to save costs where allowed. Pursuant to these procedures, for the period ended June 30, 2020, the Global Women’s Leadership Fund and the EAFE ESG Leaders Fund engaged in cross-trades. The Global Women’s Leadership Fund and

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Notes to Financial Statements (Unaudited), continued

the EAFE ESG Leaders Fund had total purchases of $766,709 and $0, respectively, and total sales of $0 and $766,709, respectively. The Global Women’s Leadership Fund and EAFE ESG Leaders Fund had net gains of $0 and $63,278, respectively.

Restricted and Illiquid Securities The Funds may purchase certain restricted securities and limited amounts of illiquid securities. The Funds may invest in securities exempt from registration under Rule 144A of the Securities Act of 1933 (“the Act”) which are restricted from sale to the public and may only be sold to a qualified institutional buyer. The Funds do not have the right to demand that such securities be registered. The value of such securities is determined by valuations supplied by a pricing service or, if not available, in good faith by or at the direction of the Boards of Trustees. At June 30, 2020, the Core Bond Fund held $99,408,279 or 14.28% of net assets and the High Yield Bond Fund held $235,897,672 or 66.73% of net assets in securities exempt from registration under Rule 144A of the Act.

At June 30, 2020 the Core Bond Fund held $4,805,418 of illiquid securities representing 0.69% of net assets and High Yield Bond Fund held $1,412,275 of illiquid securities, representing 0.40% of net assets. The Fund will classify as “illiquid” all securities that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. Illiquid investments may include restricted securities, repurchase agreements that mature in more than seven days or that have a notice or demand feature more than seven days, certain over-the-counter option contracts and participation interests in

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loans. Because illiquid securities trade less frequently and in smaller volume than liquid securities, the Fund may experience difficulty in closing out positions at prevailing market prices.

Security	Acquisition Date Range	Cost	Market Value
Core Bond
Capital Impact Partners, 2.300%, 10/15/24	10/21/19 - 10/21/19	$500,000	$513,959
CINI Investment Note, 2.000%, 10/31/20	11/01/17 - 09/30/19	286,933	286,933
Community Credit Union of Lynn, 2.200%, 11/29/22	11/14/17 - 11/14/17	250,000	261,792
Envest Microfinance Fund, LLC, Sr. Note, Series A, 4.000%, 09/15/20	09/15/16 - 09/15/16	100,000	99,490
Master Asset Backed Securities Trust 2007-NCW, 1 month LIBOR +0.600%, 144A, 2.691%, 05/25/37	07/06/17 - 07/06/17	1,297,734	1,251,448
Self-Help Federal Credit Union, 1.900%, 12/20/21	12/17/19 - 12/17/19	250,000	256,388
Tesla Energy Operations, Inc., 4.700%, 05/29/25	05/26/15 - 05/26/15	1,988,166	2,135,408

High Yield Bond
Beneficial State Bank, 1.200%, 01/21/21	01/21/20 - 01/21/20	200,000	200,000
Interactive Health, Inc.	03/19/04 - 10/01/13	178,981	0
Interactive Health, Inc., 0.000%	03/19/04 - 10/01/13	357,962	0
Providence Bank & Trust, 0.499%, 08/03/20	08/03/19 - 08/03/19	201,203	201,203
Self-Help Credit Union, 1.900%, 12/20/21	12/17/19 - 12/17/19	400,000	410,221
Self-Help Credit Union, 0.650%, 04/29/22	04/22/20 - 04/22/20	100,000	100,851
Shared Interest, Inc., 2.400%, 09/30/21	09/30/18 - 09/30/18	500,000	500,000

NOTE D—Tax Information

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations, which may differ from GAAP. In addition to permanent differences previously noted, temporary differences may arise from recognition of certain items of income, expense, gain or loss in different periods for financial reporting and tax purposes. Such differences will reverse at some time in the future. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. For tax purposes, short-term capital gains are considered ordinary income.

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Notes to Financial Statements (Unaudited), continued

The tax character of distributions paid during 2020 and 2019 was as follows:

	Distributions paid in 2020		Distributions paid in 2019
Fund	Ordinary income	Long-term capital gains	Ordinary income	Long-term capital gains
Large Cap	$3,519,457	$—	$8,866,803	$18,561,007
Small Cap	—	—	3,873,595	318,705
ESG Beta Quality	1,495,122	—	3,203,047	4,833,494
ESG Beta Dividend	1,245,616		2,720,704	3,625,330
Global Opportunities	—	—	454,580	318,335
Global Environmental Markets	4,490,610	—	7,439,925	—
Global Women’s Leadership	3,875,847	—	7,152,818	6,309,317
EAFE ESG Leaders	6,746,713	—	16,043,570	—
Core Bond	7,708,783	—	18,311,162	—
High Yield Bond	9,018,276	—	18,937,116	—
Sustainable Allocation	19,770,681	—	42,603,462	123,434,470

The Global Opportunities Fund and Global Women’s Leadership Fund elected to defer $45,753 and $1,200,903, respectively, of capital losses recognized between November 1, 2019 and December 31, 2019 for the Funds’ fiscal year ending December 31, 2019. These losses are treated for federal income tax purposes as if they had occurred on January 1, 2020.

As of June 30, 2020, for federal income tax purposes, the following Funds had capital loss carryforwards available to offset future gains, if any, to the extent provided by the Treasury regulations:

	No Expiration
Fund	Short-term	Long-term
Global Environmental Markets	$1,101	$—
EAFE ESG Leaders	400,939	28,727,930
Core Bond	—	3,859,952
High Yield Bond	27,093,005	43,259,094

For financial reporting purposes, the capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of gain (loss) on foreign currency transactions and tax treatment related to REITs and PFICs.

Uncertain Tax Positions Management has analyzed the Funds’ tax positions taken for all open tax years which remain subject to examination by the Funds’ major tax jurisdictions (years 2016 through 2019). The Funds recognize interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of

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Operations. Management has concluded that, as of and during the period ended June 30, 2020, no provision for federal income tax is necessary and, therefore, the Funds did not have a liability for any unrecognized tax expenses.

Note E – Other Matters

The impact of the recent COVID-19 outbreak has led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets generally. The duration of the COVID-19 pandemic and its effects cannot be determined with certainty, and could prevent a Fund from executing advantageous investment decisions in a timely manner and negatively impact a Fund’s ability to achieve its investment objective.

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Proxy Voting (Unaudited)

You may obtain a description of the Funds’ policies and procedures that the Funds use to determine how to vote proxies relating to their portfolio securities, without charge, upon request by contacting the Funds at 800.767.1729 or on the SEC’s website at www.sec.gov.

The information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by telephoning Pax (toll-free) at 800.767.1729 or visiting Pax’s website at www.impaxam.com and will be available without charge by visiting the SEC’s website at www.sec.gov.

Portfolio Holdings (Unaudited)

Each Fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT. Each Fund’s Forms N-PORT are available on the SEC’s web site at www.sec.gov.

Board Considerations for Approval of Advisory and Sub-Advisory Agreements

Review Process. The 1940 Act requires that the Trustees of the Trusts request and evaluate, and that IAM and PEM furnish, such information as may reasonably be necessary for the Trustees of the Trusts to evaluate the terms of the relevant Trust’s Management Contracts. Similarly, the 1940 Act requires that the Trustees of Trust I request and evaluate, and that each of Impax and Aperio (each a “Subadviser” and collectively, the “Subadvisers”) furnish such information as may reasonably be necessary for the Trustees of Trust I to evaluate the terms of its respective subadvisory contract (each a “Subadvisory Contract” and collectively, the “Subadvisory Contracts”) among Trust I, IAM, and such Subadviser. The Trustees who are not “interested persons” (as defined in Section 2(a)(19) of the 1940 Act) of the Trusts (the “Independent Trustees”) met in March and June of 2020 for the purpose of considering the Management Contracts and each Subadvisory Contract (the “contract review meetings”). In addition, the Trustees of each Trust consider matters bearing on the relevant Trust and its investment management and other arrangements at their regular meetings throughout the year, including reviews of investment results and performance data at each regular meeting and periodic presentations from the Advisers and each Subadviser.

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During the course of the contract review meetings, the Trustees met and discussed the Management Contracts and each Subadvisory Contract with representatives of the Advisers. The Independent Trustees were assisted in their evaluation of the Management Contracts and each Subadvisory Contract by independent legal counsel, from whom they received assistance and advice, including a written memorandum regarding the legal standards applicable to the consideration of advisory arrangements, and with whom they met separately from management. The Independent Trustees requested additional information, to which management responded.

In their deliberations, the Trustees did not identify any particular information that was all-important or controlling. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, or given different weights to various factors in reaching their unanimous conclusion. The Trustees’ conclusions were based, in part, on their consideration of these arrangements during the course of the year and in prior years. The Trustees evaluated the information available to them on a Fund-by-Fund basis, and their determinations were made separately in respect of each Pax Fund; however, they also took into account the common interests of all the Pax Funds in their review.

Nature, Extent, and Quality of Services. In considering the Management Contracts and each Subadvisory Contract, the Trustees, including the Independent Trustees, evaluated the nature, extent, and quality of the advisory services provided to each Trust by the relevant Adviser and, with respect to Trust I, each Subadviser. They considered the terms of the relevant Management Contract and each Subadvisory Contract, as applicable, and received and considered information provided by management that described, among other matters:

●	the nature and scope of the advisory services provided to the Pax Funds and information regarding the experience, qualifications, and adequacy of the personnel providing those services;

●	the investment program used by each Adviser and Subadviser to manage the Pax Funds;

●	possible conflicts of interest and fall-out benefits;

●	brokerage practices;

●	the compliance functions of each Adviser and Subadviser; and

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●	financial results, assets under management, and other information relating to the financial resources of each Adviser.

In addition to considering the Pax Funds’ investment performance (see below), the Trustees of each Trust considered, among other matters, the general oversight of the relevant Trust by its Adviser. They took into account information concerning the investment philosophies and processes used by the Advisers and each Subadviser in managing the Pax Funds as well as their in-house investment and sustainable research capabilities. They also considered various investment resources available to the Advisers and each Subadviser, including research services acquired with “soft dollars” available to the Advisers and each Subadviser as a result of securities transactions effected for the Pax Funds.

The Trustees considered, among other matters, that each Adviser provides the relevant Trust with office space and personnel, and provides oversight and coordination of the Pax Funds’ third-party service providers. These services include accounting, bookkeeping, tax, legal, audit, custody and transfer agency services, and preparation of prospectuses, shareholder reports and other regulatory filings. They also took into account the Advisers’ compliance and operational functions, as well as the resources being devoted by the Advisers to such functions and the Advisers’ operational response to the global pandemic.

The Trustees concluded, within the context of their overall conclusions regarding the Management Contracts and each Subadvisory Contract, that the scope of the services provided to each Pax Fund under the relevant Management Contract, and to each Pax Fund by its applicable Subadviser, was consistent with such Fund’s operational requirements; that the Advisers have the capabilities, resources, and personnel necessary to provide the advisory services currently required by each Pax Fund; and that, overall, the nature, extent, and quality of the services provided by the Advisers to the relevant Trust, and each applicable Subadviser to each Pax Fund, were sufficient to warrant approval of the Management Contracts and each Subadvisory Contract.

Fund Performance. In connection with the contract review meetings, the Trustees, including the Independent Trustees, reviewed information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”) regarding the total return investment performance of the Pax Funds, comparing each Pax Fund’s investment results with those of other mutual funds within their Broadridge peer group over the one-, three-, five- and ten-year periods (to the extent the Pax Fund had been in existence) ended March 31, 2020. The Trustees, including the Independent Trustees, considered the methodology employed by Broadridge to identify peer groups, including the extent to which such peer groups included other mutual

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funds that employ sustainable or socially responsible investing practices and the extent to which the peer group pursued investment strategies similar to those of the relevant Pax Fund. The Independent Trustees considered that the Sustainable Allocation Fund had outperformed its peer group for the one-, three-, five- and ten-year periods. The Independent Trustees considered that the ESG Beta Quality Fund had underperformed its peer group for the one- and three-year periods, noting that because the Fund’s name and strategy changed on June 30, 2016, the Fund’s performance for periods prior to June 30, 2016 may not be representative of the performance that it would have achieved had it been following its current investment strategy. The Independent Trustees considered that the ESG Beta Dividend Fund also had underperformed its peer group for the one- and three-year periods. The Independent Trustees considered that the Small Cap Fund had outperformed its peer group for the one-year period, but had underperformed its peer group for the three-, five- and ten-year periods. The Independent Trustees considered that the MSCI EAFE ESG Leaders Index Fund had outperformed its peer group for the one-, three- and five-year periods. The Independent Trustees considered that the Core Bond Fund had outperformed its Broadridge peer group median for the one-year period, but had underperformed its peer group for the three-year period. The Independent Trustees considered that the Large Cap Fund had slightly outperformed its peer group for the one- and three-year periods. The Independent Trustees considered that the Global Environmental Markets Fund had underperformed its peer group for the one-, three-, five- and ten-year periods. The Independent Trustees considered that the Global Women’s Leadership Fund had underperformed its peer group for the one-, three- and five-year periods, noting that because the Fund’s name and strategy changed on June 4, 2014, the Fund’s performance for periods prior to June 4, 2014 may not be representative of the performance that it would have achieved had it been following its current investment strategy. The Independent Trustees considered that the High Yield Bond Fund had outperformed its peer group for the one-, three- and five-year periods, but had underperformed its peer group for the ten-year period. The Independent Trustees considered that the Global Opportunities Fund did not yet have a three-year record, but that the Fund had outperformed its peer group for the one-year period. The Independent Trustees also considered the steps taken by the Adviser to improve the performance of the Pax Funds that had underperformed their peers and/or benchmarks over longer periods.

In addition to the information reviewed by the Trustees at the contract review meetings, the Trustees receive, during the year, detailed comparative performance information for each Pax Fund including performance relative to one or more selected securities indices or other benchmarks.

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Based on this and other information, the Trustees concluded, within the context of their overall conclusions regarding the Management Contracts and each Subadvisory Contract, that the relevant performance record and process in managing each Pax Fund were sufficient to support approval of the Management Contracts and each Subadvisory Contract.

Fees and Other Expenses. The Trustees, including the Independent Trustees, considered the advisory fees paid by each Pax Fund to the relevant Adviser, and the Trustees of Trust I, including the Independent Trustees, considered the subadvisory fees paid to each Subadviser by IAM, as well as each Pax Fund’s distribution and service (Rule 12b-1) fees, “other expenses” and total expenses. In doing so, the Trustees reviewed both information provided by management and information prepared by Broadridge regarding the expenses of each Pax Fund relative to those of each Pax Fund’s Broadridge peer group. The Independent Trustees considered that the total expenses of each of the Pax Funds (after giving effect to the expense reimbursements and fee reduction described below, if applicable), other than the MSCI EAFE ESG Leaders Index, Global Environmental Markets, and Global Opportunities Funds, were at or below the median total expenses of its respective peer group. The Independent Trustees also considered that the advisory fees of all Pax Funds, other than the Small Cap, ESG Beta Quality, ESG Beta Dividend, MSCI EAFE ESG Leaders Index, Global Environmental Markets, Global Opportunities and Core Bond Funds (after giving effect to the expense reimbursements described below, if applicable) were at or below the median combined management and administrative fees of their peer groups.

In connection with their review, the Trustees of Trust I considered IAM’s agreement to reimburse the Global Opportunities Fund to the extent such Fund’s total operating expenses (other than interest, commissions, taxes, extraordinary expenses and acquired fund fees and expenses, if any) exceed a percentage of average daily net assets per annum of each share class as follows: 0.98% for Institutional Class shares and 1.23% for Investor Class shares before December 31, 2021. The Independent Trustees also noted that, under the Management Contracts with respect to the ESG Beta Quality, the ESG Beta Dividend, the MSCI EAFE ESG Leaders Index, the Global Women’s Leadership, and the Sustainable Allocation Funds, the relevant Adviser was obligated to pay all of the operating costs and expenses of the Pax Fund (other than taxes, charges of governmental agencies, interest, brokerage commissions incurred in connection with portfolio transactions, distribution and/or service fees payable under a plan pursuant to Rule 12b-1 under the 1940 Act, acquired fund fees and expenses and extraordinary expenses), including accounting expenses, administrator, transfer agent, and custodian fees, legal fees and other expenses. The Trustees of Trust I considered

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the expenses indirectly borne by the Sustainable Allocation Fund through its investment in other Pax Funds, and the extent to which the services provided by IAM to the Sustainable Allocation Fund were distinct from, and not duplicative of, the services it provides to such other Pax Funds. The Trustees of each Trust noted that the relevant Adviser, at the time of the contract review meetings, did not have a significant institutional advisory business outside of the Pax Funds, and considered the differences in the services provided and proposed to be provided to institutional clients and those provided to the Pax Funds, as well as differences in the advisory fees charged and proposed to be charged to such clients and those charged to the Pax Funds.

Based on this and other information, the Trustees concluded, within the context of their overall conclusions regarding the Management Contracts and each Subadvisory Contract, that the fees and expenses to be charged represented reasonable compensation to the Advisers and each Subadviser in light of the services provided. In coming to this conclusion, the Trustees took into account, among other factors, the reimbursement agreement described above.

Costs of Services Provided and Profitability. The Trustees of each Trust, including the Independent Trustees, reviewed information regarding the cost of services provided by each Adviser and the estimated profitability of each Adviser’s relationship with the relevant Trust, including a profitability report prepared by management detailing the costs of services provided to each Fund by the relevant Adviser, and the estimated profitability to IAM, for the year ended December 31, 2019, of its advisory relationship with each Fund, and the estimated profitability to PEM, for the year ended December 31, 2019, of its advisory relationship with the Global Women’s Leadership Fund. The Trustees recognized that each Adviser should, in the abstract, be entitled to earn a reasonable level of profit for the services provided to each Fund, and that it is difficult to make comparisons of profitability from mutual fund advisory contracts because comparative information is not generally available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions about cost allocations and each adviser’s capital structure and cost of capital. The Trustees of each Trust concluded that, taking all of the foregoing into account, they were satisfied that each Adviser’s level of profitability from its relationship with the relevant Trust was not excessive. The Trustees of Trust I did not consider the profitability of any Subadvisory Contract to the relevant Subadviser because the structure of each Subadvisory Contract is such that amounts paid by IAM to the applicable Subadviser reduce the profitability of IAM, and the fees

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payable under each Subadvisory Contract, other than, with respect to Pax Global Opportunities Fund, the Subadvisory Contract between IAM and Impax, were the product of arm’s-length bargaining between the applicable Subadviser and IAM.

Possible Fall-Out Benefits. The Trustees of Trust I, including the Independent Trustees, considered information regarding the direct and indirect benefits to IAM and each Subadviser from their relationships with the respective Pax Funds, including reputational and other “fall out” benefits.

During the course of the year, the Trustees of Trust I received presentations from IAM about its trading practices and brokerage arrangements, including its policies with respect to research provided in connection with trade execution for the relevant Pax Funds (soft dollar arrangements), and the Trustees of Trust I accepted the representation of IAM that it fulfills its fiduciary obligation of seeking best execution when engaging in portfolio transactions for the Pax Funds. The Trustees of Trust I considered the receipt of these benefits in light of IAM’s profitability, and concluded that such benefits were not excessive.

The Trustees of Trust III, including the Independent Trustees, considered information regarding the direct and indirect benefits to PEM from its relationship with the Global Women’s Leadership Fund, including reputational and other “fall out” benefits. The Trustees of Trust III considered the receipt of these benefits in light of PEM’s profitability, and concluded that such benefits were not excessive.

Possible Economies of Scale. The Trustees, including the Independent Trustees, considered the extent to which the Advisers and each Subadviser, as applicable, may realize economies of scale or other efficiencies in managing and supporting the Pax Funds. They noted that as assets increase, certain fixed costs may be spread across a larger asset base, and it was noted that any economies of scale or other efficiencies might be realized (if at all) across a variety of products and services, including the Pax Funds, and not only in respect of a single Pax Fund. The Independent Trustees also noted that IAM had imposed breakpoints in the fee schedules of each of the MSCI EAFE ESG Leaders Index Fund, the Global Women’s Leadership Fund, the ESG Beta Quality Fund and the ESG Beta Dividend Fund, and had recently reduced the MSCI EAFE ESG Leaders Index Fund’s fee schedule. Based on these observations, the Independent Trustees concluded that the Pax Funds’ overall fee arrangements represent an appropriate sharing at the present time between Pax Fund shareholders and the relevant Adviser and Subadviser (where applicable) of any economies of scale or other efficiencies in the management of each Pax Fund at current asset levels.

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Conclusions. Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees of each Trust, including the Independent Trustees, unanimously concluded that the continuation of the Management Contracts with respect to each Pax Fund and the continuation of the Subadvisory Contracts for the applicable Pax Funds, was in the best interests of the Pax Funds and that the Management Contracts and the Subadvisory Contracts should be approved.

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Account Options and Services

At Pax World, we are pleased to offer a variety of account options and shareholder services to help meet your investment needs.

Types of Accounts	Services

Regular Accounts: Individual, business and trust accounts are available for all Pax World Funds.

Traditional IRA Contributions to an IRA may be tax-deductible. Taxes are paid only when funds are withdrawn, when investors may be in a lower tax bracket.

Roth IRA Contributions to a Roth IRA are not deductible, but after five years some types of withdrawals are tax-free.

SIMPLE IRA This is an easy-to maintain retirement plan designed for small businesses.

SEP IRA This is an employer funded retirement plan popular with small businesses and self-employed persons.

Education Savings Account & Uniform Gift to Minors Account (UGMA) These plans provide excellent ways to save for a child’s education.

Automatic Investment Plan You may arrange to have a fixed amount automatically deducted from your checking or savings account and invested in your Pax World account on a monthly or quarterly basis. Automatic investment plans do not assure a profit and do not protect against loss in declining markets.

Online Account Access Utilizing a unique ID number and PIN, you can access your Pax World account balances or histories; purchase or redeem fund shares; or make exchanges between different Pax World Funds.

www.impaxam.com Learn all about Pax World Funds through our web site. You can check Fund performance, read about our portfolio managers, view Connection—our quarterly newsletter, and see how we voted on various proxies for the companies in our portfolios.

Please note that the information contained herein does not constitute tax advice. Always consult your tax advisor before making any tax-related investment decisions.

This semi-annual report is intended for shareholders of the Pax World Funds only, and is not authorized for distribution to other persons unless accompanied or preceded by a prospectus. Please consider the Funds’ investment objectives, risks and charges and expenses carefully before investing. The Funds’ prospectus contains this and other information about the Funds and may be obtained by calling 800.767.1729, emailing paxfunds@impaxam.com or visiting www.impaxam.com.

Distributor: ALPS Distributors, Inc. member of FINRA 8/20.

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PAX World Funds
Advised by Impax

30 Penhallow Street, Suite 400
Portsmouth NH 03801

800.767.1729
www.impaxam.com

Printed on recycled paper using soy-based inks.

Item 2.	Code of Ethics.

This disclosure is not required for the Semi-annual report filing.

Item 3.	Audit Committee Financial Expert.

This disclosure is not required for the Semi-annual report filing.

Item 4.	Principal Accountant Fees and Services.

This disclosure is not required for the Semi-annual report filing.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

A complete series of schedules of investments is included as part of the report to shareholders filed under Item 1.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item.

Item 11.	Controls and Procedures.

(a)     It is the conclusion of the Registrant’s principal executive officer and principal financial officer (or persons performing similar functions), based on an evaluation of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) (the “Disclosure Controls”) as of a date within 90 days of the filing date of this report on Form N-CSR, that the design and operation of the Disclosure Controls are effective to reasonably ensure that information required to be disclosed by the Registrant in this report on Form N-CSR has been recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

(b)     There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the second fiscal quarter of the period covered by this report on Form N-CSR that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Companies

Not applicable.

Item 13.	Exhibits.

(a)	(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

	(2)	Certifications of the principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached.

	(3)	Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b)		Certification of the principal executive officer and principal financial officer of the Registrant required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Pax World Funds Series Trust III

By (Signature and Title)	/s/ Joseph F. Keefe
Joseph F. Keefe, President

Date	August 14, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Joseph F. Keefe
Joseph F. Keefe, President (Principal Executive Officer)

Date	August 14, 2020

By (Signature and Title)	/s/ Alicia K. DuBois
Alicia K. DuBois, Treasurer (Principal Financial Officer)

Date	August 14, 2020